As filed with the Securities and Exchange Commission on July 15, 2011

1933 Act No. [         ]

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.  ☐

Post-Effective Amendment No.  ☐

(Check appropriate box or boxes)

ABERDEEN FUNDS

(Exact Name of Registrant as Specified in Charter)

1735 Market Street, 32nd Floor

Philadelphia, PA 19103

(Address of Principal Executive Offices) (Zip Code)

(866) 667-9231

(Registrant’s Telephone Number, including Area Code)

Lucia Sitar, Esquire

c/o Aberdeen Asset Management Inc.

1735 Market Street, 32nd Floor

Philadelphia, PA 19103

(Name and Address of Agent for Service of Process)

With Copies to:

Rose F. DiMartino, Esquire

Willkie Farr & Gallagher LLP

787 Seventh Street

New York, NY 10019

Approximate Date of Proposed Public Offering: As soon as practical after this Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Registered: Shares of Beneficial Interest, no par value.

It is proposed that this filing will become effective on August 15, 2011, pursuant to Rule 488 under the Securities Act of 1933.

An indefinite amount of Registrant’s securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

CREDIT SUISSE LARGE CAP BLEND FUND, INC.

CREDIT SUISSE CAPITAL FUNDS
Credit Suisse Large Cap Blend II Fund

Eleven Madison Avenue

New York, New York  10010

(212) 325-2000

IMPORTANT SHAREHOLDER INFORMATION

Enclosed is a notice, combined proxy statement/prospectus (the “Proxy Statement/Prospectus”), and proxy card(s) for a Special Meeting of Shareholders (the “Meeting”) relating to each of Credit Suisse Large Cap Blend Fund, Inc., a Maryland corporation (the “Large Cap Blend Fund”), and Credit Suisse Large Cap Blend II Fund, a series of Credit Suisse Capital Funds, a Massachusetts business trust (the “Large Cap Blend II Fund,” and together with the Large Cap Blend Fund, the “Target Funds,” and each, a “Target Fund”).  The Meeting is scheduled for October 3, 2011 at 9:30 a.m., Eastern Time, at the offices of Credit Suisse Asset Management, LLC (“CSAM”), Eleven Madison Avenue, New York, New York 10010.  At the Meeting, you will be asked to approve a proposed Agreement and Plan of Reorganization (the “Reorganization Agreement”) which contemplates the reorganization of the Large Cap Blend Fund into Aberdeen U.S. Equity I Fund (the “U.S. Equity I Fund”) and the Large Cap Blend II Fund into Aberdeen U.S. Equity II Fund (the “U.S. Equity II Fund,” and together with the U.S. Equity I Fund, the “Acquiring Funds,” and each, an “Acquiring Fund”).  Each of the Acquiring Funds is a series of Aberdeen Funds, a Delaware statutory trust.

Background

CSAM, the investment adviser to each Target Fund, recently determined that managing benchmark-driven, long-only and short-extension quantitative equity strategies is no longer consistent with its overall business strategy.  The Target Funds’ investment strategies are included in these categories.  Accordingly, following such determination, CSAM, the Board of Directors of the Large Cap Blend Fund and the Board of Trustees of Credit Suisse Capital Funds (together, the “Credit Suisse Boards,” and each, a “Credit Suisse Board”) commenced a process to evaluate various alternatives for the Target Funds, including alternatives that would allow Target Fund shareholders to continue to have access to a U.S. equity mutual fund on an ongoing basis.

After contemplating the various alternatives for the Target Funds, each Credit Suisse Board unanimously approved the reorganization of the relevant Target Fund into an Acquiring Fund.  Each of the Acquiring Funds is a newly organized shell fund with an investment objective and investment strategies and policies that are identical to those of the Aberdeen U.S. Equity Fund, a currently existing series of Aberdeen Funds.  The reorganization of each Target Fund into an Acquiring Fund is designed to preserve the tax-free nature of each reorganization, as discussed in more detail in the Proxy Statement/Prospectus.  The Board of Trustees of Aberdeen Funds (the “Aberdeen Board”) has approved the reorganizations on behalf of the Acquiring Funds and has also approved the reorganization of the Aberdeen U.S. Equity Fund into the U.S. Equity I Fund to be consummated on the same date as, but following, the consummation of the reorganization of the Large Cap Blend Fund into the U.S. Equity I Fund.

The Reorganization Agreement provides that each Target Fund will transfer all of its assets and liabilities to the corresponding Acquiring Fund in exchange for shares of certain classes of the Acquiring Fund, which shares will be distributed to the shareholders of the corresponding class of the corresponding Target Fund in complete liquidation and dissolution of the Target Fund (each, a “Reorganization”).   The following table sets out the Target Fund and its classes of shares and the corresponding Acquiring Fund and its classes of shares involved in each Reorganization:

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Target Fund	Acquiring Fund
Large Cap Blend Fund	U.S. Equity I Fund
Class A	Class A
Class B	Class A
Class C	Class C
Common Class	Institutional Service Class

Large Cap Blend II Fund	U.S. Equity II Fund
Class A	Class A
Class B	Class A
Class C	Class C
Common Class	Class A

In considering these matters you should note:

Investment Objectives, Strategies and Policies

The investment objectives of each Acquiring Fund and its corresponding Target Fund are identical or substantially similar.  The investment strategies and policies of each Acquiring Fund and its corresponding Target Fund have similarities and differences as discussed in detail in the Proxy Statement/Prospectus.

Same Value of Shares, Tax-Free Transaction and No Sales Charges

The Acquiring Fund shares you receive in the Reorganization of a Target Fund will have the same total dollar value as the total dollar value of the Target Fund shares that you held immediately prior to the Reorganization.  Target Fund shares will be exchanged for Acquiring Fund shares in a manner intended to be tax free under federal tax laws (although there can be no assurances that the Internal Revenue Service will deem the exchanges to be tax free).  No front-end or contingent deferred sales load will be charged as a result of a Reorganization.

Same Level of Service and Expenses

The Reorganization of a Target Fund is not expected to result in a change in the level or quality of services that Target Fund shareholders currently receive.  Aberdeen Asset Management Inc., each Acquiring Fund’s investment adviser (“AAMI”), has agreed for a period of two years following the consummation of the Reorganizations to contractually limit operating expenses to 0.90% (excluding certain expenses) for each class of each Acquiring Fund.   The contractual expense limit of 0.90% that will be implemented for the Acquiring Funds following the Reorganizations is lower than the expense limits currently in place with respect to each class of each Target Fund.  In addition, the expense limits currently in place with respect to the Target Funds are voluntary, and may be discontinued at any time.

The Target Funds and their shareholders will not bear any costs arising in connection with the transactions contemplated by the Reorganization Agreement as CSAM and AAMI have agreed to allocate such costs between themselves (shareholders will continue to pay brokerage or trading expenses, including those related to securities sold prior to and immediately following the Reorganization to realign the portfolio of the relevant Target Fund, as discussed in the Proxy Statement/Prospectus).

Details of the proposed Reorganizations are included in the attached Proxy Statement/Prospectus.  Please carefully review the enclosed materials where you will find information on the expenses, investment policies and services relating to the Acquiring Funds.

Recommendation of the Credit Suisse Boards

On May 2, 2011, May 6, 2011, May 31, 2011, June 3, 2011 and June 30, 2011, at meetings of the Credit Suisse Boards, each Credit Suisse Board considered the applicable Reorganization on behalf of its Target Fund and on June 30, 2011, unanimously approved the Reorganization Agreement with respect to its Target Fund and recommended that

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shareholders of the Target Fund approve the Reorganization Agreement.  The Reorganization Agreement is subject to certain closing conditions and termination rights, including each Credit Suisse Board’s right to terminate the Reorganization Agreement if it determines that proceeding with the applicable Reorganization is inadvisable for the relevant Credit Suisse Fund.

Each Reorganization is a separate transaction and is not dependent on the approval of the other Reorganization. Thus, if shareholders of one Target Fund approve the Reorganization relating to their Fund, their Fund will be reorganized, even if shareholders of the other Target Fund do not approve the Reorganization relating to their Fund.

Each Credit Suisse Board believes the proposed Reorganization is in the best interests of shareholders of the relevant Target Fund and unanimously recommends that you vote FOR the proposed Reorganization relating to your Target Fund.

Whether or not you plan to attend the Meeting, please take a few minutes to read the enclosed materials and cast your vote promptly.  To cast your vote, simply complete the proxy card(s) enclosed in this package.  Be sure to sign and date the card(s) before mailing them in the postage-paid envelope.  You also may vote your shares by touch-tone telephone or through the Internet.  Simply call the toll-free number or visit the web site indicated on your proxy card(s) and follow the recorded or online instructions.

Your vote is extremely important, no matter how large or small your holdings may be.  It is important that your vote be received by the date of the Meeting.

You may revoke your proxy at any time before it is voted by delivering a duly executed proxy bearing a later date or by attending the Meeting and voting in person.

If you have any questions before you vote, please call The Altman Group, Inc., the Target Funds’ proxy agent, toll-free at 866-796-3420.  You may also receive a telephone call from one of The Altman Group, Inc.’s proxy solicitation agents asking you to vote your shares.  Thank you for your participation in this important initiative.

VOTING

We encourage you to review the enclosed materials carefully.  As a shareholder, your vote is important, and we hope that you will respond today to ensure that your shares will be represented at the Special Meeting.  You may vote in one of the following ways:

•                                          By calling us toll-free at the telephone number listed on the enclosed proxy card;

•                                          By Internet at the website address listed on the enclosed proxy card;

•                                          By returning the enclosed proxy card in the postage-paid envelope; or

•                                          In person at the Meeting.

As always, we appreciate your support.

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CREDIT SUISSE LARGE CAP BLEND FUND, INC.

CREDIT SUISSE CAPITAL FUNDS
Credit Suisse Large Cap Blend II Fund

Eleven Madison Avenue

New York, New York  10010

(212) 325-2000

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To be held on October 3, 2011

Dear Shareholder:

Notice is hereby given that a Special Meeting of Shareholders (the “Meeting”) of each of Credit Suisse Large Cap Blend Fund, Inc., a Maryland corporation (the “Large Cap Blend Fund”), and Credit Suisse Large Cap Blend II Fund, a series of Credit Suisse Capital Funds, a Massachusetts business trust (the “Large Cap Blend II Fund,” and together with the Large Cap Blend Fund, the “Target Funds,” and each, a “Target Fund”), will be held at the offices of Credit Suisse Asset Management, LLC (“CSAM”), Eleven Madison Avenue, New York, New York 10010, on October 3, 2011 at 9:30 a.m., Eastern Time, for the purpose of considering and voting on the following proposal (“Proposal”):

•                  To approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) which contemplates the reorganization of the Large Cap Blend Fund into Aberdeen U.S. Equity I Fund (the “U.S. Equity I Fund”) and the Large Cap Blend II Fund into Aberdeen U.S. Equity II Fund (the “U.S. Equity II Fund” and together with U.S. Equity I Fund, the “Acquiring Funds,” and each, an “Acquiring Fund”), and provides that each Target Fund will transfer all of its assets and liabilities to the corresponding Acquiring Fund in exchange for shares of certain classes of the Acquiring Fund, which shares will be distributed to the shareholders of the corresponding class of the corresponding Target Fund in complete liquidation and dissolution of the Target Fund (each, a “Reorganization”).

The Proposal is described in the attached combined proxy statement/prospectus (the “Proxy Statement/Prospectus”).

The Board of Directors of the Large Cap Blend Fund and the Board of Trustees of Credit Suisse Capital Funds, each on behalf of its respective Target Fund, unanimously recommends that you vote in favor of the Proposal with respect to your Target Fund.

The enclosed materials provide additional information about the Proposal.  Shareholders of record of each Target Fund as of the close of business on July 29, 2011 (“Record Date”) are entitled to notice of and to vote at the Meeting and at any adjournments or postponements thereof.  Whether or not you plan to attend the Meeting in person, please vote your shares.  The notice and related proxy materials are being mailed to shareholders on or about [                  ].

The enclosed Questions and Answers attachment is provided to assist you in understanding the Proposal.

If you attend the Meeting, you may vote your shares in person.  If you do not expect to attend the Meeting, please complete, date, sign and return the enclosed proxy card(s) in the enclosed postage-paid envelope or authorize your proxy by telephone or through the Internet.

We will admit to the Meeting (1) all shareholders of record of the Target Funds on the Record Date, (2) persons holding proof of beneficial ownership of shares of the Target Funds at the Record Date, such as a letter or account statement from the person’s broker, (3) persons who have been granted proxies with respect to shares of

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the Target Funds, and (4) such other persons that we, in our sole discretion, may elect to admit.  All persons wishing to be admitted to the Meeting must present photo identification.

By order of the Board of Directors of the Large Cap Blend Fund and the Board of Trustees of Credit Suisse Capital Funds,

/s/ John G. Popp	/s/ John G. Popp
John G. Popp	John G. Popp
Chief Executive Officer	Chief Executive Officer
Credit Suisse Large Cap Blend Fund, Inc.	Credit Suisse Capital Funds, on behalf of
Credit Suisse Large Cap Blend II Fund

Whether or not you plan to attend the Meeting in person, it is important that your shares be represented and voted at the Meeting.  Accordingly, please date, sign and return the appropriate enclosed proxy card(s) promptly or authorize your proxy by telephone or through the Internet.  No postage is required if mailed in the United States.  It is important that you vote your shares promptly in order to avoid the additional expense of further solicitation.

[DATE]

New York, New York

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YOUR VOTE IS IMPORTANT NO MATTER HOW MANY

SHARES OF A FUND YOU OWN.

PLEASE FILL OUT AND RETURN EACH PROXY CARD PROMPTLY.

SHAREHOLDERS ARE INVITED TO ATTEND THIS SPECIAL MEETING IN PERSON.  ANY SHAREHOLDER WHO DOES NOT EXPECT TO ATTEND THE MEETING IS URGED TO REVIEW THE ENCLOSED MATERIALS AND FOLLOW THE INSTRUCTIONS THAT APPEAR ON THE ENCLOSED PROXY CARD(S).

TO AVOID ADDITIONAL EXPENSE OF FURTHER SOLICITATION, WE ASK FOR YOUR COOPERATION IN VOTING YOUR PROXY PROMPTLY, NO MATTER HOW LARGE OR SMALL YOUR HOLDINGS MAY BE.

It is important that you vote even if you sold your shares after the July 29, 2011 Record Date.

Please indicate your voting instructions on the enclosed proxy card(s), sign and date the card(s), and return the card(s) in the envelope provided.  If you sign, date and return the enclosed proxy card(s) but give no voting instructions, your shares will be voted “FOR” the Proposal described in the Proxy Statement/Prospectus.  If you own shares of more than one Target Fund and you are voting all your shares the same way, you may submit the enclosed combined proxy card; otherwise, you must submit a separate enclosed proxy card for each Target Fund in which you own shares.

As an alternative to using the enclosed proxy card(s) to vote, you may authorize your proxy via the Internet, by telephone, or in person.  To authorize your proxy via the Internet, please access the website listed on the enclosed proxy card(s).  To authorize your proxy by telephone, please call the toll-free number listed on the enclosed proxy card(s).  Shares that are registered in your name, as well as shares held in “street name” through a broker, may be voted via the Internet or by telephone.  To vote in this manner, you will need the “control” number(s) that appears on your enclosed proxy card(s).  However, any other proposal submitted to a vote at the Meeting by anyone other than the officers, Trustees or Directors, as applicable, may be voted only in person or by written proxy.  If we do not receive your completed enclosed proxy card(s) by [         ], you may be contacted by our proxy solicitor, The Altman Group, Inc.

Unless the enclosed proxy cards submitted by corporations and partnerships are signed by the appropriate persons indicated in the voting instructions on the enclosed proxy cards, they will not be voted.

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QUESTIONS AND ANSWERS

IMPORTANT INFORMATION TO HELP YOU UNDERSTAND

AND VOTE ON THE PROPOSAL

The following questions and answers provide an overview of the proposal (“Proposal”) to reorganize each of Credit Suisse Large Cap Blend Fund, Inc., a Maryland corporation (the “Large Cap Blend Fund”), and Credit Suisse Large Cap Blend II Fund, a series of Credit Suisse Capital Funds, a Massachusetts business trust (the “Large Cap Blend II Fund,” and together with the Large Cap Blend Fund, the “Target Funds,” and each, a “Target Fund”), into Aberdeen U.S. Equity I Fund (the “U.S. Equity I Fund”) and Aberdeen U.S. Equity II Fund (the “U.S. Equity II Fund,” and together with the U.S. Equity I Fund, the “Acquiring Funds,” and each, an “Acquiring Fund”), respectively, each a series of Aberdeen Funds, a Delaware statutory trust.  The Proposal will be considered and voted on at a Special Meeting of Shareholders (the “Meeting”), which is scheduled for October 3, 2011 at 9:30 a.m., Eastern Time, at the offices of Credit Suisse Asset Management, LLC (“CSAM”), Eleven Madison Avenue, New York, New York 10010. While we strongly encourage you to read the full text of the enclosed combined proxy statement/prospectus (the “Proxy Statement/Prospectus”), we are also providing you with a brief overview of the subject of the shareholder vote.  Your vote is important.

Q.            What are shareholders of the Target Funds being asked to vote upon?

A.            The shareholders of each Target Fund are being asked to consider and approve a proposal to reorganize their Target Fund into a corresponding Acquiring Fund.

Q.            What is happening?

A.            CSAM, the investment adviser to each Target Fund, recently determined that managing benchmark-driven, long-only and short-extension quantitative equity strategies is no longer consistent with its overall business strategy.  The Target Funds’ investment strategies are included in these categories.  Accordingly, following such determination, CSAM, the Board of Directors of the Large Cap Blend Fund and the Board of Trustees of Credit Suisse Capital Funds (together, the “Credit Suisse Boards,” and each, a “Credit Suisse Board”) commenced a process to evaluate various alternatives for the Target Funds, including alternatives that would allow Target Fund shareholders to continue to have access to a U.S. equity mutual fund on an ongoing basis.

After contemplating the various alternatives for the Target Funds, each Credit Suisse Board unanimously approved the reorganization of the relevant Target Fund into an Acquiring Fund.  Each of the Acquiring Funds is a newly organized shell fund with an investment objective and investment strategies and policies that are identical to those of the Aberdeen U.S. Equity Fund, a currently existing series of Aberdeen Funds.  The reorganization of each Target Fund into an Acquiring Fund is designed to preserve the tax-free nature of each reorganization, as discussed in more detail in the Proxy Statement/Prospectus.  The Board of Trustees of Aberdeen Funds (the “Aberdeen Board,” and together with the Credit Suisse Boards, the “Boards,” and each, a “Board”) has approved the reorganizations on behalf of the Acquiring Funds and has also approved the reorganization of the Aberdeen U.S. Equity Fund into the U.S. Equity I Fund to be consummated on the same date as, but following, the consummation of the reorganization of the Large Cap Blend Fund into the U.S. Equity I Fund.

Each Target Fund reorganization will be pursuant to an Agreement and Plan of Reorganization (the “Reorganization Agreement”) among the relevant parties approved by the applicable Credit Suisse Board, which contemplates:

•      the transfer of all of the assets of each Target Fund to a corresponding Acquiring Fund in exchange for shares of the Acquiring Fund having an aggregate value equal to the assets and liabilities of the Target Fund and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund;

•      the distribution to each shareholder of each class of Target Fund shares of a corresponding class of the applicable Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the class of the Target Fund held by that shareholder on the closing date of the reorganization; and

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•        the subsequent complete liquidation and dissolution of the Target Fund (the foregoing transaction with respect to each Target Fund is referred to in this Proxy Statement/Prospectus as a “Reorganization,” and together, the “Reorganizations”).

Q.            How are the Target Funds proposed to be reorganized?

A.            The Reorganization Agreement has been approved by your Credit Suisse Board with respect to your Target Fund and by the Aberdeen Board with respect to each Acquiring Fund.  The Reorganization Agreement contemplates the Reorganization of each Target Fund and its share classes into the corresponding Acquiring Fund and its share classes as set out below:

Target Fund	Acquiring Fund
Large Cap Blend Fund	U.S. Equity I Fund
Class A	Class A
Class B	Class A
Class C	Class C
Common Class	Institutional Service Class

Large Cap Blend II Fund	U.S. Equity II Fund
Class A	Class A
Class B	Class A
Class C	Class C
Common Class	Class A

Target Fund shareholders who do not wish to have their Target Fund shares exchanged for shares of the corresponding Acquiring Fund as part of the applicable Reorganization should redeem their shares prior to the completion of the Reorganization.  If you redeem your shares, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.  In addition, if you redeem your shares prior to the Reorganization and your shares are subject to a contingent deferred sales charge, your redemption proceeds will be reduced by any applicable sales charge.

The Reorganization Agreement is subject to certain closing conditions and termination rights, including the right of each Board to terminate the Reorganization Agreement with respect to its Target Fund or Acquiring Fund, as applicable, if it determines that proceeding with the applicable Reorganization is inadvisable for such Target Fund or Acquiring Fund.

The Reorganization of each Target Fund into a corresponding Acquiring Fund will be voted on separately by the Target Fund’s shareholders.  Completion of each Reorganization is conditioned on the approval of the Reorganization by the relevant Target Fund’s shareholders.  Neither Reorganization is dependent on the approval of the other Reorganization.

Q.            What is the anticipated timing of the Reorganizations?

A.            The Meeting is scheduled to occur on October 3, 2011.  If all necessary approvals are obtained, the proposed Reorganizations will likely take place in the fourth quarter of 2011.

Q.            Are there any significant differences between the investment objectives and investment strategies and policies of the Target Funds and the Acquiring Funds?

A.            The investment objectives of each Target Fund and the corresponding Acquiring Fund are identical or substantially similar.  The investment objective of the Large Cap Blend Fund is to seek long-term appreciation of

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capital; the investment objective of the Large Cap Blend II Fund is to seek a high level of growth of capital; and the investment objective of each Target Fund is to seek long-term capital appreciation.  The investment strategies and policies of each Target Fund and the corresponding Acquiring Fund have similarities and differences, which are discussed in detail in the Proxy Statement/Prospectus.

Q.            Are there any significant differences in the annual fund operating expenses of the Target Funds and Acquiring Funds?

A.            The estimated gross operating expense ratio of each class of each Acquiring Fund is lower than the gross operating expense ratio of the corresponding class of the applicable Target Fund for the Target Fund’s most recent fiscal year, except in the case of Class A and the Common Class of the Large Cap Blend Fund, and the projected net operating expense ratio of each class of each Acquiring Fund is lower than the net operating expense ratio of the corresponding class of the applicable Target Fund for the Target Fund’s most recent fiscal year.  In addition, Aberdeen Asset Management Inc., each Acquiring Fund’s investment adviser (“AAMI”), has agreed for a period of at least each Acquiring Fund’s first two years of operations (which operations will commence following the consummation of the applicable Reorganization) to limit operating expenses to 0.90% (excluding certain expenses) for each class of each Acquiring Fund.  The contractual expense limit of 0.90% that will be implemented for the Acquiring Funds following the Reorganizations is lower than the expense limits currently in place with respect to each class of each Target Fund.  In addition, the expense limits currently in place with respect to the Target Funds are voluntary, and may be discontinued at any time.

Q.            Why has the Reorganization of the Target Funds into the Acquiring Funds been recommended?

A.            The Reorganizations have been proposed because CSAM, the investment adviser to each Target Fund, recently determined that managing benchmark-driven, long-only and short-extension quantitative equity strategies is no longer consistent with its overall business strategy.  The Target Funds’ investment strategies are included in these categories.  Accordingly, following such determination, CSAM and the Credit Suisse Boards commenced a process to evaluate various alternatives for the Target Funds, including alternatives that would allow Target Fund shareholders to continue to have access to a U.S. equity mutual fund on an ongoing basis.

After contemplating the various alternatives for the Target Funds, each Credit Suisse Board unanimously approved the Reorganization of the relevant Target Fund into the corresponding Acquiring Fund.

Each Credit Suisse Board is recommending the Reorganization of its Target Fund into the corresponding Acquiring Fund because it has determined that the Reorganization is in the best interest of the shareholders of the Target Fund and that the interests of the shareholders will not be diluted as a result of the Reorganization.  In making this determination, each Credit Suisse Board, on behalf of its Target Fund, considered, among other things, the management resources, research capabilities and fund distribution capabilities of AAMI and its affiliates; the similarities and differences in the investment objectives, strategies and policies of the Target Fund and the Acquiring Fund; the contractual expense limit of the Acquiring Fund; and the future prospects of the Target Fund if the Reorganization was not effected.

Q.            Will there be any sales load, commission or other transactional fee in connection with the Reorganizations?

A.            No.  The full value of your shares of your Target Fund will be exchanged for shares of the corresponding Acquiring Fund without any sales charge, commission or other transactional fee being imposed.  Holders of each class of shares of each Target Fund will receive a designated share class of the corresponding Acquiring Fund in the applicable Reorganization, as set out above.  The Acquiring Funds do not offer Class B or Common Class shares.  Class B shareholders of each Target Fund will receive Class A shares of the corresponding Acquiring Fund as part of the applicable Reorganization and will not pay the applicable front-end sales charge of Class A shares or a contingent deferred sales charge on any subsequent redemption.  Common Class shareholders of the Large Cap Blend II Fund will receive Class A shares of the U.S. Equity II Fund as part of the applicable Reorganization and will not pay the applicable front end sales charge on Class A shares.  The Large Cap Blend II Fund charges a 12b-1 fee of 0.25% on Common Class shares and thus Class A shares of the U.S. Equity II Fund  more closely match its fee characteristics.  Unlike the Large Cap Blend II Fund, the Large Cap Blend Fund does not charge a 12b-1 fee on Common Class shares, and thus, Common Class shareholders of the Large Cap Blend Fund will receive Institutional Service Class shares of the U.S. Equity Fund as part of the applicable Reorganization, as Institutional Service Class shares more closely match the fee characteristics of the Large Cap Blend Fund Common Class shares.  Although

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Target Fund shareholders that receive Class A shares of an Acquiring Fund in a Reorganization will not pay the applicable front-end sales charge of Class A shares, future purchases of Class A shares of an Acquiring Fund after the Reorganization will be subject to the front end sales charge.

Q.            Why are you sending me this information?

A.            You are receiving this Proxy Statement/Prospectus because you own shares in one or both of the Target Funds and have the right to vote on the very important Proposal concerning your investment.

Q.            What effect will the Reorganization have on me as a Target Fund shareholder?

A.            Immediately after the Reorganization of a Target Fund, each shareholder of each class of the Target Fund will own shares of a designated class of the corresponding Acquiring Fund that are equal in value to the shares of the Target Fund that were held by that shareholder immediately prior to the closing of the Reorganization.

Each Acquiring Fund will offer substantially similar shareholder services to those offered by its corresponding Target Fund.  AAMI serves as the investment adviser to each Acquiring Fund and anticipates providing advisory services that are comparable in nature and quality to the nature and quality of the advisory services that are currently provided to the Target Funds by CSAM.

The following table outlines the service providers for your Target Fund and the comparable service providers for the Acquiring Funds.

	Target Funds	Acquiring Funds
	Large Cap Blend Fund	U.S. Equity I Fund
	Large Cap Blend II Fund	U.S. Equity II Fund
Adviser	CSAM	AAMI
Administrators	Credit Suisse Asset Management Securities, Inc. (“CSAMSI”) State Street Bank and Trust Company (“State Street”)	AAMI
Sub-Administrator	Not Applicable	State Street
Transfer Agent	Boston Financial Data Services, Inc.	Boston Financial Data Services, Inc.
Custodian	State Street	State Street
Distributor	CSAMSI	Aberdeen Fund Distributors LLC
Auditor	PricewaterhouseCoopers LLP	KPMG LLP

Q.            What will be the federal income tax consequences of the Reorganization?

A.            As a condition to each Target Fund’s obligation to consummate its Reorganization, the Target Fund and the corresponding Acquiring Fund will receive an opinion from legal counsel to Aberdeen Funds to the effect that, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended, current administrative rules and court decisions, the transactions contemplated by the Reorganization Agreement constitute a tax-free reorganization for federal income tax purposes.  Despite this opinion, there can be no assurances that the Internal Revenue Service will deem the exchanges to be tax-free.

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Q.            What will happen if the Reorganization is approved by the shareholders of my Target Fund but not the other Target Fund?

A.            Each Reorganization is a separate transaction and is not dependent on the approval of the other Reorganization. Thus, if shareholders of one Target Fund approve the Reorganization relating to their Fund, their Fund will be reorganized, even if shareholders of the other Target Fund do not approve the Reorganization relating to their Fund.

Q.            How does the Board of my Target Fund recommend that I vote?

A.            After careful consideration, the Board of your Target Fund recommends that you vote “FOR” the Proposal with respect to your Target Fund.  A summary of each Credit Suisse Board’s considerations is provided in the enclosed Proxy Statement/Prospectus in the section entitled “Reasons for the Reorganizations.”

Q.            Will my Target Fund pay for this proxy solicitation or for the costs of the Reorganization?

A.            No.  The Target Funds will not bear these costs.  CSAM and AAMI will bear all costs arising in connection with the transactions contemplated by the Reorganization Agreement, including, but not limited to, proxy and proxy solicitation costs, printing costs, Board fees relating to the special Board meetings, legal fees and costs of the Reorganization (shareholders will continue to pay brokerage or trading expenses, including those related to securities sold prior to and immediately following the Reorganization to realign the portfolio of the relevant Target Fund, as discussed in the Proxy Statement/Prospectus).

Q.            How do I vote my shares?

A.            For your convenience, there are several ways you can authorize your proxy or vote:

•      Vote In Person: You may attend the Meeting as described in the Proxy Statement/Prospectus and vote your shares in person.

•      By Mail: You may authorize your proxy by completing the enclosed proxy card(s) by dating, signing and returning it in the postage paid envelope.  Please note that if you sign and date a proxy card but give no voting instructions, your shares will be voted “FOR” the Proposal described above with respect to your Target Fund.

•      By Telephone: You may authorize your proxy by telephone by calling the number on your proxy card(s).  To vote in this manner, you will need the “control” number that appears on your proxy card(s).

•      Via the Internet: You may authorize your proxy via the Internet by accessing the website address printed on the enclosed proxy card(s).  To vote in this manner, you will need the “control” number that appears on your proxy card(s).

Q.            Why are multiple cards enclosed?

A.            If you own shares of more than one Target Fund, you will receive a proxy card for each Target Fund that you own as well as a combined proxy card. If you vote all your shares the same way, you can use the combined proxy card to vote all your shares on one proxy card.

Q.            Whom should I call for additional information about this Proxy Statement/Prospectus?

A.            If you need any assistance, or have any questions regarding the Proposal or how to vote your shares, please call our proxy solicitor, The Altman Group, Inc. at 866-796-3420.

EACH CREDIT SUISSE BOARD UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PROPOSAL WITH RESPECT TO YOUR TARGET FUND DESCRIBED IN THE PROXY STATEMENT/PROSPECTUS.

v

COMBINED PROXY STATEMENT/PROSPECTUS

CREDIT SUISSE LARGE CAP BLEND FUND, INC.

CREDIT SUISSE CAPITAL FUNDS
Credit Suisse Large Cap Blend II Fund

Eleven Madison Avenue

New York, New York  10010

(212) 325-2000

ABERDEEN FUNDS
Aberdeen U.S. Equity I Fund

Aberdeen U.S. Equity II Fund

1735 Market Street, 32nd Floor

Philadelphia, Pennsylvania 19103

(866) 667-9231

Dated [      ], 2011

This combined proxy statement/prospectus (the “Proxy Statement/Prospectus”) solicits proxies to be voted at a Special Meeting of Shareholders (the “Meeting”) of each of Credit Suisse Large Cap Blend Fund, Inc., a Maryland corporation (the “Large Cap Blend Fund”), and Credit Suisse Large Cap Blend II Fund, a series of Credit Suisse Capital Funds, a Massachusetts business trust (the “Large Cap Blend II Fund,” and together with the Large Cap Blend Fund, the “Target Funds,” and each, a “Target Fund”).  The Meeting has been called by the Board of Directors of the Large Cap Blend Fund and the Board of Trustees of Credit Suisse Capital Funds (together, the “Credit Suisse Boards,” and each, a “Credit Suisse Board”) to vote on the following proposal (the “Proposal”):

Proposal	Shareholders Entitled to Vote

To approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) which contemplates the reorganization of the Large Cap Blend Fund and the Large Cap Blend II Fund into Aberdeen U.S. Equity I Fund (the “U.S. Equity I Fund”) and Aberdeen U.S. Equity II Fund (the “U.S. Equity II Fund” and together with the U.S. Equity I Fund, the “Acquiring Funds,” and each, an “Acquiring Fund”), respectively, each a series of Aberdeen Funds, a Delaware statutory trust, and provides that each Target Fund will transfer all of its assets and liabilities to the corresponding Acquiring Fund in exchange for shares of certain classes of the Acquiring Fund, which shares will be distributed to the shareholders of the corresponding class of the corresponding Target Fund in complete liquidation and dissolution of the Target Fund (each, a “Reorganization”).

Shareholders of each Target Fund as of the close of business on July 29, 2011 (“Record Date”), voting separately with respect to their Target Fund.

The Meeting is scheduled for October 3, 2011 at 9:30 a.m., Eastern Time, at the offices of Credit Suisse Asset Management, LLC (“CSAM”).  Each Credit Suisse Board, on behalf the applicable Target Fund, is soliciting these proxies.  This Proxy Statement/Prospectus will first be sent to shareholders on or about [         ].

The Reorganization Agreement contemplates the Reorganization of the relevant Target Fund and its share classes into the corresponding Acquiring Fund and its share classes as set out below:

i

Target Fund	Acquiring Fund
Large Cap Blend Fund	U.S. Equity I Fund
Class A	Class A
Class B	Class A
Class C	Class C
Common Class	Institutional Service Class

Large Cap Blend II Fund	U.S. Equity II Fund
Class A	Class A
Class B	Class A
Class C	Class C
Common Class	Class A

The Target Funds and the Acquiring Funds are referred to collectively as the “Funds” and each, a “Fund” in this Proxy Statement/Prospectus.  Each Acquiring Fund, following completion of the applicable Reorganization, may be referred to as the “Combined Fund” in this Proxy Statement/Prospectus.

This Proxy Statement/Prospectus gives you information about your investment in a Target Fund and the corresponding Acquiring Fund and other matters that you should know about before voting and investing.  It is both the Target Funds’ proxy statement for the Meeting and a prospectus for the Acquiring Funds.  Please read this Proxy Statement/Prospectus carefully and retain it for future reference.

The following documents containing additional information about the Target Funds and the Acquiring Funds, each having been filed with the Securities and Exchange Commission (the “SEC”), are incorporated by reference into (legally considered to be part of) this Proxy Statement/Prospectus:

•      the Statement of Additional Information dated [             ], 2011 (the “Statement of Additional Information”) relating to this Proxy Statement/Prospectus;

•      the Prospectus of the U.S. Equity I Fund and the U.S. Equity II Fund, dated [        ,      ], as supplemented (the “Acquiring Fund Prospectus”);

•      the Statement of Additional Information for the U.S. Equity I Fund and the U.S. Equity II Fund, dated [        ,    ], as supplemented.

•      the Prospectuses relating to Class A, Class B, Class C and Common Class shares of the Large Cap Blend Fund, each dated May 1, 2011, as supplemented;

•      the Prospectuses relating to Class A, Class B, Class C and Common Class shares of the Large Cap Blend II Fund, each dated March 1, 2011, as supplemented;

•      the Statement of Additional Information of the Large Cap Blend Fund, dated May 1, 2011, as supplemented;

•      the Statement of Additional Information of the Large Cap Blend II Fund, dated March 1, 2011, as supplemented;

•      the Annual Report to shareholders of the Large Cap Blend Fund for the fiscal year ended December 31, 2010;

•      the Annual Report to shareholders of the Large Cap Blend II Fund for the fiscal year ended October 31, 2010; and

•      the Semi-Annual report to shareholders of the Large Cap Blend II Fund for the fiscal period ended April 30, 2011.

In addition, the following documents each having been filed with the SEC, are incorporated herein by reference into (each legally forms a part of) and also accompany this Proxy Statement/Prospectus:

•      the Summary Prospectus of the U.S. Equity I Fund, dated [        ,      ] (the “U.S. Equity I Fund Summary Prospectus”); and

•      the Summary Prospectus of the U.S. Equity II Fund, dated [        ,      ] (the “U.S. Equity II Fund Summary Prospectus,” and together with the U.S. Equity I Fund Summary Prospectus, the “Acquiring Fund Summary Prospectuses,” and each, an “Acquiring Fund Summary Prospectus”).

Each Acquiring Fund Summary Prospectus is intended to provide you with additional information about the Acquiring Fund.  The Acquiring Funds are newly-organized and currently have no assets or liabilities.  The Acquiring Funds have been created in connection with the Reorganizations for the purpose of acquiring the assets and liabilities of their corresponding Target Funds and will not commence operations until the date of the Reorganizations.

The above-listed documents are on file with the SEC.  Each of the Funds is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and in accordance therewith, files reports and other information, including proxy materials and charter documents, with the SEC.  Copies of the foregoing and any more recent reports filed after the date hereof may be obtained without charge by calling or writing:

Acquiring Funds:

Aberdeen Funds

1735 Market Street, 32nd Floor

Philadelphia, Pennsylvania 19103

(866) 667-9231

Target Funds:

Credit Suisse Large Cap Blend Fund (for the Large Cap Blend Fund) or

Credit Suisse Capital Funds (for the Large Cap Blend II Fund)

Eleven Madison Avenue

New York, NY  10010

(212) 325-2000

You also may view or obtain these documents from the SEC as follows:

In Person:	At the SEC’s Public Reference Room at 100 F Street, N.E.
Washington, DC 20549.

By Phone:	(202) 551-8090

By Mail:	Public Reference Section
Office of Consumer Affairs and Information Services
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549 (duplicating fee required)

By E-mail:	publicinfo@sec.gov
(duplicating fee required)

By Internet:	www.sec.gov

The Credit Suisse Boards know of no business other than that discussed above that will be presented for consideration at the Meeting. If any other matter is properly presented, it is the intention of the persons named in the enclosed proxy to vote in accordance with their best judgment.

No person has been authorized to give any information or make any representation not contained in this Proxy Statement/Prospectus and, if so given or made, such information or representation must not be relied upon as having been authorized. This Proxy Statement/Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.

As with all mutual funds, the SEC has not approved or disapproved these securities or passed upon the adequacy of this Proxy Statement/Prospectus.  Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other U.S. government agency.  Mutual fund shares involve investment risks, including the possible loss of principal.

COMBINED PROXY STATEMENT/PROSPECTUS

TABLE OF CONTENTS

Page

SUMMARY	1

PROPOSAL: TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION	1

What is the purpose of the Proposal?	1

What are the federal income tax consequences of the Reorganizations?	2

How do the investment objectives, investment strategies and investment restrictions of each Target Fund and the corresponding Acquiring Fund compare?	2

What are the fees and expenses of each Fund and what can I expect them to be after the Reorganization?	7

How do the Funds’ portfolio turnovers compare?	15

How do the Funds’ performances compare?	15

What are other differences between the Target Funds and Acquiring Funds?	19

Where can I find more financial information about the Funds?	23

What are the principal risks associated with investments in the Funds?	23

REASONS FOR THE REORGANIZATIONS	24

INFORMATION ABOUT THE REORGANIZATIONS AND THE REORGANIZATION AGREEMENT	26

How will each Reorganization be carried out?	26

Who will pay the expenses of the Reorganizations?	28

What are the federal income tax consequences of the Reorganizations?	28

What should I know about shares of the Acquiring Funds?	29

What are the capitalizations of the Funds and what might the capitalizations be after the Reorganizations?	30

COMPARISON OF TARGET FUNDS AND ACQUIRING FUNDS	31

Who manages the Funds?	31

What management fees do the Funds pay?	33

Who are the other service providers?	34

Comparison of dividends and distributions, purchase, redemption and exchange policies	36

Are there any significant differences between the Charter Documents of Credit Suisse Large Cap Blend Fund, Inc. and Credit Suisse Capital Funds and the Charter Documents of Aberdeen Funds?	45

v

Where can I find more information?	51

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS	51

VOTING INFORMATION	70

What vote is necessary to approve the Proposal?	70

Who can vote to approve the Proposal?	71

How do I ensure my vote is accurately recorded?	72

May I revoke my proxy?	72

What other matters will be voted upon at the Meeting?	72

What other solicitations will be made?	72

How do I submit a shareholder proposal?	73

PRINCIPAL HOLDERS OF SHARES	73

MORE INFORMATION ABOUT THE FUNDS	74

Appendix A — Form of Agreement and Plan of Reorganization	A-1

Appendix B — Investment Restrictions	B-1

Appendix C — Outstanding Voting Securities as of [ ]	C-1

Appendix D — Principal Holders of Shares as of [ ]	D-1

SUMMARY

The following is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus and is qualified in its entirety by reference to the more complete information contained herein. You should read the entire Proxy Statement/Prospectus carefully, including the Reorganization Agreement (attached as Appendix A).  For more information, please read the Prospectus of the applicable Target Fund and Acquiring Fund and the Statement of Additional Information relating to this Proxy Statement/Prospectus.  A copy of the Acquiring Fund Summary Prospectuses accompany this Proxy Statement/Prospectus.

PROPOSAL:  TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION

Shareholders of each Target Fund are being asked to consider and approve the Reorganization Agreement with respect to their Target Fund.  The Reorganization Agreement provides that the relevant Target Fund will transfer all of its assets and liabilities to the corresponding Acquiring Fund in exchange for shares of certain classes of the Acquiring Fund, which shares will be distributed to the shareholders of the corresponding class of the corresponding Target Fund in complete liquidation and dissolution of the Target Fund.

If the Reorganization Agreement is approved by the shareholders of a Target Fund, each shareholder of the Target Fund will receive a designated class of the corresponding Acquiring Fund’s shares equal in total value to the shareholder’s investment in the Target Fund.

Each Reorganization is a separate transaction and is not dependent on the approval of the other Reorganization. Thus, if shareholders of one Target Fund approve the Reorganization relating to their Fund, their Fund will be reorganized, even if shareholders of the other Target Fund do not approve the Reorganization relating to their Fund.

If approved, the Reorganization Agreement will have the effect of reorganizing the relevant Target Fund with and into the corresponding Acquiring Fund.  This means that you will cease to be a shareholder of your Target Fund and will become a shareholder of the corresponding Acquiring Fund.  This exchange will occur on a date agreed to by the parties to the Reorganization Agreement (referred to in this Proxy Statement/Prospectus as the “Closing Date”), which is currently expected to be in the fourth quarter of 2011.

What is the purpose of the Proposal?

CSAM, the investment adviser to each Target Fund, recently determined that managing benchmark-driven, long-only and short-extension quantitative equity strategies is no longer consistent with its overall business strategy.  The Target Funds’ investment strategies are included in these categories.  Accordingly, following such determination, CSAM and the Credit Suisse Boards commenced a process to evaluate various alternatives for the Target Funds, including alternatives that would allow Target Fund shareholders to continue to have access to a U.S. equity mutual fund on an ongoing basis.

After contemplating the various alternatives for the Target Funds, each Credit Suisse Board unanimously approved the reorganization of the relevant Target Fund into an Acquiring Fund.  Each of the Acquiring Funds is a newly-organized shell fund with an investment objective and investment strategies and policies identical to those of the Aberdeen U.S. Equity Fund, also a series of Aberdeen Funds.  The reorganization of each Target Fund into an Acquiring Fund is designed to preserve the tax-free nature of each Reorganization, as discussed in more detail herein.  The Board of Trustees of Aberdeen Funds (the “Aberdeen Board”) has approved the Reorganizations on behalf of the Acquiring Funds and has also approved the reorganization of the Aberdeen U.S. Equity Fund into the U.S. Equity I Fund, which will be consummated on the same date as, but following, the consummation of the Reorganization of the Large Cap Blend Fund into the U.S. Equity I Fund.

For the reasons set out below under “Reasons for the Reorganizations,” each Credit Suisse Board has  concluded that a Reorganization of the applicable Target Fund into its corresponding Acquiring Fund is in the best interests of the Target Fund and its shareholders and that the interests of the shareholders will not be diluted as a result of the Reorganization.

What are the federal income tax consequences of the Reorganizations?

It is expected that shareholders of each Target Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares in the Target Fund for shares of the corresponding Acquiring Fund pursuant to the Reorganization Agreement (although there can be no assurance that the Internal Revenue Service (“IRS”) will deem the exchanges to be tax-free). You should, however, consult your tax adviser regarding the effect, if any, of the applicable Reorganization in light of your individual circumstances. You should also consult your tax adviser about other state and local tax consequences of the applicable Reorganization, if any, because the information about tax consequences in this document relates to the federal income tax consequences of the Reorganization only. For further information about the federal income tax consequences of the Reorganizations, see “Information About the Reorganizations—What are the federal income tax consequences of the Reorganizations?”

As a condition to the closing of each Reorganization, the Target Fund and the corresponding Acquiring Fund will receive an opinion from legal counsel to the Funds, Willkie Farr & Gallagher LLP, (based on certain facts, assumptions and representations) to the effect that, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the “Code”), current administrative rules and court decisions, the transactions contemplated by the Reorganization Agreement constitute a tax-free reorganization within the meaning of Section 368(a) of the Code.  Despite this opinion, there can be no assurances that the IRS will deem the exchanges to be tax-free.

How do the investment objectives, investment strategies and investment restrictions of each Target Fund and the corresponding Acquiring Fund compare?

Investment Objectives

The following chart states the investment objectives of each Target Fund and the corresponding Acquiring Fund.

Target Fund	Target Fund Investment Objective	Acquiring Fund	Acquiring Fund Investment Objective
Large Cap Blend Fund	The fund seeks long-term appreciation of capital.	U.S. Equity I Fund	The fund seeks long-term capital appreciation.
Large Cap Blend II Fund	The fund seeks a high level of growth of capital.	U.S. Equity II Fund	The fund seeks long-term capital appreciation.

Comparison. The investment objectives of the Large Cap Blend Fund and the U.S. Equity I Fund are identical.  Both Funds seek long-term capital appreciation.  The investment objectives of the Large Cap Blend II Fund and the U.S. Equity II Fund are substantially similar.  The investment objective of the Large Cap Blend II Fund is to seek a high level of growth of capital, while the investment objective of the U.S. Equity II Fund is to seek long-term capital appreciation.  The investment objective of the Large Cap Blend II Fund is fundamental, which means it may not be changed without the approval of a majority of the Fund’s outstanding voting securities, as defined in the 1940 Act.  The investment objective of the Large Cap Blend Fund and each Acquiring Fund is non-fundamental, which means it may be changed by the relevant Board without the approval of the Fund’s shareholders.

Investment Strategies

The investment strategies of each Target Fund and the corresponding Acquiring Fund have similarities and differences.  The most significant differences between the investment strategies of each Target Fund and the corresponding Acquiring Fund relate to certain portfolio management strategies and the manner in which securities are selected.  Specifically, each Target Fund is managed pursuant to a quantitative investment strategy and each Acquiring Fund is managed pursuant to a fundamental investment strategy.

The following pages describe the investment strategies of each Target Fund and the corresponding Acquiring Fund and discuss significant differences between the investment strategies and investment approaches of the Target Funds and Acquiring Funds.

Large Cap Blend Fund and U.S. Equity I Fund

The following illustrates the similarities and differences between the investment strategies of the Large Cap Blend Fund and the U.S. Equity I Fund:

Target Fund Large Cap Blend Fund	Acquiring Fund U.S. Equity I Fund

Under normal market conditions, the Large Cap Blend Fund invests at least 80% of its assets, plus any borrowings for investment purposes, in equity securities of U.S. companies with large market capitalizations (“large companies”).

The Fund considers a large company to be one that is represented in the S&P 500 Index or has attributes and capitalizations similar to companies in the S&P 500 Index.

As a non-fundamental policy, under normal circumstances, the U.S. Equity I Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in U.S. equity securities.

The Fund seeks to invest in securities of U.S. companies. A U.S. company is defined as having been organized under the laws of the United States, having a principal place of business in the United States, or if its stock trades primarily in the United States.

The Fund follows quantitative portfolio management techniques rather than a traditional fundamental equity research approach. The Fund’s portfolio managers select securities for the Fund using proprietary quantitative models, which are designed to:

•      forecast the expected relative return of stocks by analyzing a number of fundamental factors, including a company’s relative valuation, use of capital, balance sheet quality, profitability, realized and expected growth potential and earnings and price momentum

•      identify stocks likely to suffer price declines if market conditions deteriorate and limit the Fund’s overall exposure to such low quality stocks and

•      help determine the Fund’s relative exposure to different industry sectors by analyzing sector performance under different market scenarios

The portfolio managers will apply the proprietary quantitative models to companies that are represented in the S&P 500 Index, as well as other companies with attributes and capitalizations similar to the companies in the S&P 500 Index.

A stock may be overweighted or underweighted in relation to the S&P 500 Index based on the expected return and risks associated with that stock, both considered relative to the Fund as a whole, among other characteristics. In general, the Fund maintains investment attributes that are similar to those of the S&P

The Fund’s investment team employs a fundamental, bottom-up equity investment style, which is characterized by intensive, first-hand research and disciplined company evaluation. Stocks are identified for their long-term, fundamental value. The stock selection process contains two filters, first quality and then price. In the quality filter, the investment team seeks to determine whether the company is a business that has good growth prospects and a balance sheet that supports expansion, and they evaluate other business risks. In the price filter, the investment team assesses the value of a company by reference to standard financial ratios, and estimates the value of the company relative to its market price and the valuations of companies within a relevant universe.

Target Fund Large Cap Blend Fund	Acquiring Fund U.S. Equity I Fund
500 Index, and limits its divergence from the S&P 500 Index in terms of market, industry and sector exposures.
The portfolio managers may sell securities for a variety of reasons such as to realize profits, limit losses and to take advantage of other investment opportunities.	The investment team may sell a security when they perceive that a company’s business direction or growth prospects have changed or the company’s valuations are no longer attractive.
The fund may engage in active and frequent trading, resulting in high portfolio turnover.	The U.S. Equity I Fund does not seek to engage in active and frequent trading as a principal investment strategy.
The Fund’s equity holdings include common stocks, preferred stocks, securities convertible into common stocks, and securities whose values are based on common stocks, such as rights and warrants.

The equity securities in which the Fund invests, include common stock and preferred stock.

The Fund does not seek to invest in convertible securities and warrants as part of its principal investment strategies. The Fund’s Statement of Additional Information states that the Fund may invest in convertible securities and warrants.

The fund may invest up to 20% of its net assets in foreign securities, including dollar-denominated American Depositary Receipts of foreign issuers.

The Fund does not seek to invest in foreign securities as part of its principal investment strategies. The Fund’s Statement of Additional Information states that the Fund may invest in foreign securities and may also purchase depositary receipts or other securities convertible into securities of issuers based in foreign countries.

The Fund’s 80% investment policy may be changed by the Board of Directors on 60 days’ notice to shareholders.	If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the U.S. Equity I Fund.

Significant Differences. Significant differences between the Target Fund and the Acquiring Fund are:

(1) Both Funds seek to invest in the equity securities of U.S. companies, but the Target Fund invests in U.S. companies with large market capitalizations (companies represented in the S&P 500 Index or with attributes and capitalizations similar to companies in the S&P 500 Index), while the Acquiring Fund invests in U.S. companies without regard to market capitalization;

(2) The Target Fund is managed using a quantitative investment style, while the Acquiring Fund is managed using a fundamental investment style;

(3) The Target Fund may invest up to 20% of its net assets in foreign securities, while the Acquiring Fund does not seek to invest in foreign securities as a principal investment strategy; and

(4) The Target Fund may engage in active and frequent trading, while the Acquiring Fund does not engage in active and frequent trading as a principal investment strategy.

Large Cap Blend II Fund into U.S. Equity II Fund

The following illustrates the similarities and differences between the investment strategies of the Large Cap Blend II Fund and the U.S. Equity II Fund:

Target Fund Large Cap Blend II Fund	Acquiring Fund U.S. Equity II Fund
Under normal market conditions, the Large Cap Blend II Fund invests at least 80% of its net assets, plus any borrowings for	As a non-fundamental policy, under normal circumstances, the U.S. Equity II Fund invests at least 80% of the value of its net

Target Fund Large Cap Blend II Fund	Acquiring Fund U.S. Equity II Fund

investment purposes, in equity securities of large U.S. companies.

“Large cap” companies, for purposes of this Fund, are considered to be companies that are represented in the top 90% of market capitalizations of the S&P 500 Index or have similar attributes and capitalizations to companies in the top 90% of market capitalizations of the S&P 500 Index. As of December 31, 2010, the market capitalizations of companies in the S&P 500 Index were $1,264.45 million to $368.712 billion.

assets, plus any borrowings for investment purposes, in U.S. equity securities.

The Fund seeks to invest in securities of U.S. companies. A U.S. company is defined as having been organized under the laws of the United States, having a principal place of business in the United States, or if its stock trades primarily in the United States.

The Fund follows quantitative portfolio management techniques rather than a traditional fundamental equity research approach. The Fund’s portfolio managers select securities for the fund using proprietary quantitative models, which are designed to:

•      forecast the expected relative return of stocks by analyzing a number of fundamental factors, including a company’s relative valuation, use of capital, balance sheet quality, profitability, realized and expected growth potential and earnings and price momentum

•      identify stocks likely to suffer price declines if market conditions deteriorate and limit the Fund’s overall exposure to such low quality stocks and

•      help determine the Fund’s relative exposure to different industry sectors by analyzing sector performance under different market scenarios

The portfolio managers will apply the proprietary quantitative models to companies that are represented in the S&P 500 Index, as well as other companies with similar attributes and capitalizations to the companies in the S&P 500 Index.

A stock may be overweighted or underweighted in relation to the S&P 500 Index based on the expected return and risks associated with that stock, both considered relative to the fund as a whole, among other characteristics. In general, the Fund maintains investment attributes that are similar to those of the S&P 500 Index, and limits its divergence from the S&P 500 Index in terms of market, industry and sector exposures.

The Fund’s investment team employs a fundamental, bottom-up equity investment style, which is characterized by intensive, first-hand research and disciplined company evaluation. Stocks are identified for their long-term, fundamental value. The stock selection process contains two filters, first quality and then price. In the quality filter, the investment team seeks to determine whether the company is a business that has good growth prospects and a balance sheet that supports expansion, and they evaluate other business risks. In the price filter, the investment team assesses the value of a company by reference to standard financial ratios, and estimates the value of the company relative to its market price and the valuations of companies within a relevant universe.

The portfolio managers may sell securities for a variety of reasons such as to realize profits, limit losses and to take advantage of other investment opportunities.	The investment team may sell a security when they perceive that a company’s business direction or growth prospects have changed or the company’s valuations are no longer attractive.
The fund may engage in active and frequent trading, resulting in high portfolio turnover.	The U.S. Equity II Fund does not seek to engage in active and frequent trading as a principal investment strategy.

Target Fund Large Cap Blend II Fund	Acquiring Fund U.S. Equity II Fund

The Fund’s equity holdings include common stocks, preferred stocks, securities convertible into common stocks, and securities whose values are based on common stocks, such as rights and warrants. The fund may invest in securities traded over-the-counter.

The equity securities in which the Fund invests, include common stock and preferred stock.

The Fund does not seek to invest in convertible securities and warrants as part of its principal investment strategies. The Fund’s Statement of Additional Information states that the Fund may invest in convertible securities and warrants.

The Fund’s 80% investment policy may be changed by the Board of Trustees on 60 days’ notice to shareholders.	If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the U.S. Equity II Fund.

Significant Differences. Significant differences between the Target Fund and the Acquiring Fund are:

(1) Both Funds seek to invest in the equity securities of U.S. companies, but the Target Fund invests in U.S. companies with large market capitalizations (companies in the top 90% of market capitalizations of the S&P 500 Index or companies with similar attributes and capitalizations to companies in the top 90% of market capitalizations in the S&P 500 Index), while the Acquiring Fund invests in U.S. companies without regard to market capitalization;

(2) The Target Fund is managed using a quantitative investment style, while the Acquiring Fund is managed using a fundamental investment style; and

(3) The Target Fund may engage in active and frequent trading, while the Acquiring Fund does not engage in active and frequent trading as a principal investment strategy.

Investment Restrictions

Each of the Fund’s fundamental and non-fundamental investment restrictions are set out in Appendix B. This section briefly compares and contrasts certain fundamental investment restrictions of each Target Fund and the corresponding Acquiring Fund.   Unless otherwise indicated, the restrictions discussed below are fundamental policies of a Fund.  This means that the policy cannot be changed without the approval of shareholders.  Investment restrictions that are non-fundamental may be changed by the relevant Board without shareholder approval.

Large Cap Blend Fund and U.S. Equity I Fund

Certain differences between the Funds’ fundamental investment restrictions include:

•                  The U.S. Equity I Fund may not purchase the securities of any one issuer, other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund’s total assets would be invested in such issuer or the Fund would own more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund’s total assets may be invested without regard to such limitations.  Such restriction of the U.S. Equity I Fund does not limit the percentage of its assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.  The Large Cap Blend Fund does not have a specific comparable fundamental investment restriction, however, it is classified as a “diversified fund” under the 1940 Act and is therefore subject to the same restriction, since shareholder approval would be required to change its diversified classification.

Large Cap Blend II Fund and U.S. Equity II Fund

Certain differences between the Funds’ fundamental investment restrictions include:

•                  The Large Cap Blend II Fund may not pledge, mortgage or hypothecate its assets except to secure permitted borrowings or as otherwise permitted under the 1940 Act.  The U.S. Equity II Fund does not have a similar fundamental investment restriction, but, as a non-fundamental restriction, may not pledge, mortgage or hypothecate its assets except as may be necessary in connection with permissible borrowings or investments and then such pledging, mortgaging or hypothecating may not exceed 331/3% of the Fund’s total assets at the time of such pledging, mortgaging or hypothecating.

•                  Each of the Large Cap Blend II Fund and the U.S. Equity II Fund has a non-fundamental investment restriction limiting its investments in illiquid securities to 15% of its net assets.  In addition, the Large Cap Blend II Fund has a fundamental investment restriction under which it may not invest more than 10% of its net assets in the aggregate in restricted securities or other instruments not having a ready market, including repurchase agreements not terminable within seven days.  The U.S. Equity II Fund does not have a comparable fundamental investment restriction.

What are the fees and expenses of each Fund and what can I expect them to be after the Reorganization?

If a Reorganization is approved and completed, holders of Target Fund shares will receive the class of shares of the corresponding Acquiring Fund indicated in the following table:

Large Cap Blend Fund	U.S. Equity I Fund
(Target Fund)	(Acquiring Fund)*
Class A	Class A
Class B	Class A
Class C	Class C
Common Class**	Institutional Service Class

Large Cap Blend II Fund (Target Fund)	U.S. Equity II Fund (Acquiring Fund)*
Class A	Class A
Class B	Class A
Class C	Class C
Common Class***	Class A

*The Acquiring Funds do not offer Class B or Common Class shares.

**The Large Cap Blend Fund does not charge a 12b-1 fee on Common Class shares, and thus, Common Class shareholders of the Large Cap Blend Fund will receive Institutional Service Class shares of the U.S. Equity I Fund in their Reorganization, as Institutional Service Class shares more closely match the fee characteristics of the Large Cap Blend Fund Common Class shares.

***Unlike the Large Cap Blend Fund, the Large Cap Blend II Fund charges a 12b-1 fee of 0.25% on Common Class shares and thus shareholders of the Large Cap Blend II Fund will receive Class A shares of the U.S. Equity II Fund in their Reorganization, as Class A shares more closely match the fee characteristics of the Large Cap Blend II Fund Common Class shares.

Expense Ratio Tables.  Expenses of a mutual fund are often measured by its expense ratio (i.e., the ratio of its total expenses for a year divided by its average daily net asset value over the same year).  The following tables:  (1) compare the fees and expenses for the Target Funds and their corresponding Acquiring Funds based on actual expenses of the Target Funds for a recent twelve-month period and estimated expenses of the Acquiring Funds (which are shell Funds created for the purpose of the Reorganizations that will not commence operations until the consummation of the Reorganizations); and (2) show the estimated fees and expenses for the corresponding Combined Funds on a pro forma basis after giving effect to the Reorganizations.  The tables for the Large Cap Blend Fund Reorganization also include the fees and expenses for the Aberdeen U.S. Equity Fund (based on actual expenses for a recent twelve-month period) which, as stated above, is expected to reorganize into the U.S. Equity I Fund on the same date as, but following, the Reorganization of the Large Cap Blend Fund into the U.S. Equity I Fund.  Such tables show the estimated fees and expenses for the U.S. Equity I Combined Fund on a pro forma basis after giving effect to the reorganization of each of the Large Cap Blend Fund and the Aberdeen U.S. Equity Fund into the U.S. Equity I Fund. The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these Funds will bear as shareholders.  The tables enable you to compare and contrast the expense levels for each Target Fund and corresponding Acquiring Fund and obtain a general idea of what the expense levels will be if the Reorganization of the Target Fund occurs.  The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the Funds.  Pro forma expense levels shown should not be considered an actual representation of future expenses or performance.  Such pro forma expense levels project anticipated levels but actual expenses may be greater or less than those shown.

The Large Cap Blend Fund’s expenses are based on actual expenses for the twelve months ended December 31, 2010.  The Large Cap Blend II Fund’s expenses are based on actual expenses for the twelve months ended October 31, 2010.  The Aberdeen U.S. Equity Fund’s expenses are based on actual expenses for the twelve months ended October 31, 2010.  Each of the U.S. Equity I Fund’s and the U.S. Equity II Fund’s expenses are based on anticipated fees and expenses payable for the current fiscal year, as each of the U.S. Equity I Fund and U.S. Equity II Fund has not yet commenced operations.

 The sales charge and redemption fee structures for the Target Funds and the Acquiring Funds have some differences and are compared in more detail below in the sections titled “What are other differences between the Target Funds and Acquiring Funds? — Sales Load, Redemption Fee and Rule 12b-1 Arrangements for the Target Funds and Acquiring Funds,” and “— Shareholder Transactions and Services of the Target Funds and the Acquiring Funds.” Aberdeen Asset Management Inc. (“AAMI”) has agreed, for a period of at least each Acquiring Fund’s first two years of operations (which operations will commence following the consummation of the applicable Reorganization), to limit operating expenses to 0.90% (excluding certain expenses) for each class of each Acquiring Fund.

Large Cap Blend Fund into U.S. Equity I Fund

	Actual		Pro Forma	Actual		Pro Forma
Shareholder Fees (paid directly from your investment)	Large Cap Blend Fund (Class A)	U.S. Equity I Fund (Class A)	U.S. Equity I Fund (Class A)	Large Cap Blend Fund (Class B)	U.S. Equity I Fund (Class A)	U.S. Equity I Fund (Class A)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	5.75%	5.75%	None	5.75%	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None [1]	None [1]	None [1]	4.00%[2]	None [1]	None [1]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 30 days after the date of purchase)	None	2.00%	2.00%	None	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]
Management Fees	0.50%	0.75%	0.75%	0.50%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%	1.00%	0.25%	0.25%
Other Expenses	0.65%	0.43%	0.43%	0.64%	0.43%	0.43%
Total Annual Fund Operating Expenses	1.40%	1.43%	1.43%	2.14%	1.43%	1.43%
Less: Amount of Fee Limitations/Expense Reimbursements	—	0.28%[5]	0.28%[5]	—	0.28%[5]	0.28%[5]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	1.40%	1.15%	1.15%	2.14%	1.15%	1.15%

	Actual		Pro Forma	Actual		Pro Forma
Shareholder Fees (paid directly from your investment)	Large Cap Blend Fund (Class C)	U.S. Equity I Fund (Class C)	U.S. Equity I Fund (Class C)	Large Cap Blend Fund (Common)	U.S. Equity I Fund (Institutional Service)	U.S. Equity I Fund (Institutional Service)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%[4]	1.00%[4]	1.00%[4]	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 30 days after the date of purchase)	None	2.00%	2.00%	None	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) [3]
Management Fees	0.50%	0.75%	0.75%	0.50%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	1.00%	1.00%	1.00%	None	None	None
Other Expenses	0.68%	0.33%	0.33%	0.45%	0.38%	0.38%
Total Annual Fund Operating Expenses	2.18%	2.08%	2.08%	0.95%	1.13%	1.13%
Less: Amount of Fee Limitations/Expense Reimbursements	—	0.18%[5]	0.18%[5]	—	0.23%[5]	0.23%[5]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	2.18%	1.90%	1.90%	0.95%	0.90%	0.90%

1              Purchases of $1,000,000 or more may be subject to a 1% deferred sales charge on redemptions within one year of purchase (for the Target Fund) or 18 months of purchase (for the Acquiring Fund and the pro forma Combined Fund).

2              4% during the first year decreasing 1% annually to 0% after the fourth year.

3              For the U.S. Equity I Fund, the “Annual Fund Operating Expenses” are based on anticipated fees and expenses payable by the Fund for the current fiscal year.

4              1% during the first year, 0% thereafter.

5              Aberdeen Funds  and AAMI have entered into a written contract limiting operating expenses to 0.90% for all Classes of the U.S. Equity I Fund for the Fund’s first two years of operations.  This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees and extraordinary expenses. Aberdeen Funds is authorized to reimburse AAMI for management fees previously limited and/or for expenses previously paid by AAMI, provided, however, that any reimbursements must be paid at a date not more than three years after the date when AAMI limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid.  This contract may not be terminated before the end of U.S Equity I Fund’s first two years of operations.

Large Cap Blend Fund and Aberdeen U.S. Equity Fund into U.S. Equity I Fund

	Actual			Pro Forma	Actual			Pro Forma
Shareholder Fees (fees paid directly from your investment):	Large Cap Blend Fund (Class A)	Aberdeen U.S. Equity Fund (Class A)	U.S. Equity I Fund (Class A)	U.S. Equity I Fund (Class A)	Large Cap Blend Fund (Class B)	Aberdeen U.S. Equity Fund N/A	U.S. Equity I Fund (Class A)	U.S. Equity I Fund (Class A)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	5.75%	5.75%	5.75%	None	N/A	5.75%	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None [1]	None [1]	None [1]	None [1]	4.00%[2]	N/A	None [1]	None [1]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 30 days after the date of purchase)	None	2.00%	2.00%	2.00%	None	N/A	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) [3]
Management Fees	0.50%	0.90%	0.75%	0.75%	0.50%	N/A	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%	0.25%	1.00%	N/A	0.25%	0.25%
Other Expenses	0.65%	0.57%	0.43%	0.43%	0.64%	N/A	0.43%	0.43%
Total Annual Fund Operating Expenses	1.40%	1.72%	1.43%	1.43%	2.14%	N/A	1.43%	1.43%
Less: Amount of Fee Limitations/Expense Reimbursements	—	0.16%[5]	0.28%[6]	0.28%[6]	—	N/A	0.28%[6]	0.28%[6]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	1.40%	1.56%	1.15%	1.15%	2.14%	N/A	1.15%	1.15%

	Actual			Pro Forma	Actual			Pro Forma
Shareholder Fees (fees paid directly from your investment):	Large Cap Blend Fund (Class C)	Aberdeen U.S. Equity Fund (Class C)	U.S. Equity I Fund (Class C)	U.S. Equity I Fund (Class C)	Large Cap Blend Fund (Common)	Aberdeen U.S. Equity Fund (Institutional Service)	U.S. Equity I Fund (Institutional Service)	U.S. Equity I Fund (Institutional Service)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%[4]	1.00%[4]	1.00%[4]	1.00%[4]	None	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 30 days after the date of purchase)	None	2.00%	2.00%	2.00%	None	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) [3]
Management Fees	0.50%	0.90%	0.75%	0.75%	0.50%	0.90%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	1.00%	1.00%	1.00%	1.00%	None	None	None	None
Other Expenses	0.68%	0.47%	0.33%	0.33%	0.45%	0.52%	0.38%	0.38%
Total Annual Fund Operating Expenses	2.18%	2.37%	2.08%	2.08%	0.95%	1.42%	1.13%	1.13%
Less: Amount of Fee Limitations/Expense Reimbursements	—	0.16%[5]	0.18%[6]	0.18%[6]	—	0.16%[5]	0.23%[6]	0.23%[6]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	2.18%	2.21%	1.90%	1.90%	0.95%	1.26%	0.90%	0.90%

1                       Purchases of $1,000,000 or more may be subject to a 1% deferred sales charge on redemptions within one year of purchase (in the case of the Target Fund) or within 18 months of purchase (in the case of Aberdeen U.S. Equity Fund, the Acquiring Fund and the pro forma Combined Fund).

2                       4% during the first year decreasing 1% annually to 0% after the fourth year.

3                       For the U.S. Equity I Fund, the “Annual Fund Operating Expenses” are based on anticipated fees and expenses payable by the Fund for the current fiscal year.

4                       1% during the first year, 0% thereafter.

5                       Aberdeen Funds and AAMI have entered into a written contract limiting operating expenses to 1.21% for all Classes of the U.S. Equity Fund at least through February 27, 2013. These limits exclude certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. Aberdeen Funds is authorized to reimburse AAMI for management fees previously limited and/or for expenses previously paid by AAMI, provided, however, that any reimbursements must be paid at a date not more than three years after the date when AAMI limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid.  This contract may not be terminated before February 27, 2013.

6                       Aberdeen Funds  and AAMI have entered into a written contract limiting operating expenses to 0.90% for all Classes of the U.S. Equity I Fund for the Fund’s first two years of operations.  This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees and extraordinary expenses. Aberdeen Funds is authorized to reimburse AAMI for management fees previously limited and/or for expenses previously paid by AAMI, provided, however, that any reimbursements must be paid at a date not more than three years after the date when AAMI limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid.  This contract may not be terminated before the end of U.S Equity I Fund’s first two years of operations.

Large Cap Blend II Fund into U.S. Equity II Fund

	Actual		Pro Forma	Actual		Pro Forma
Shareholder Fees (paid directly from your investment)	Large Cap Blend II Fund (Class A)	U.S. Equity II Fund (Class A)	U.S. Equity II Fund (Class A)	Large Cap Blend II Fund (Class B)	U.S. Equity II Fund (Class A)	U.S. Equity II Fund (Class A)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	5.75%	5.75%	None	5.75%	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None [1]	None [1]	None [1]	4.00%[2]	None [1]	None [1]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 30 days after the date of purchase)	None	2.00%	2.00%	None	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) [3]
Management Fees	0.70%	0.75%	0.75%	0.70%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%	1.00%	0.25%	0.25%
Other Expenses	0.72%	0.48%	0.48%	0.72%	0.48%	0.48%
Total Annual Fund Operating Expenses	1.67%	1.48%	1.48%	2.42%	1.48%	1.48%
Less: Amount of Fee Limitations/Expense Reimbursements	—	0.33%[5]	0.33%[5]	—	0.33%[5]	0.33%[5]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	1.67%	1.15%	1.15%	2.42%	1.15%	1.15%

	Actual		Pro Forma	Actual		Pro Forma
Shareholder Fees (paid directly from your investment)	Large Cap Blend II Fund (Class C)	U.S. Equity II Fund (Class C)	U.S. Equity II Fund (Class C)	Large Cap Blend II Fund (Common)	U.S. Equity II Fund (Class A)	U.S. Equity II Fund (Class A)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None	None	5.75%	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%[4]	1.00%[4]	1.00%[4]	None	None [1]	None [1]
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 30 days after the date of purchase)	None	2.00%	2.00%	None	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) [3]
Management Fees	0.70%	0.75%	0.75%	0.70%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	1.00%	1.00%	1.00%	0.25%	0.25%	0.25%
Other Expenses	0.72%	0.38%	0.38%	0.72%	0.48%	0.48%
Total Annual Fund Operating Expenses	2.42%	2.13%	2.13%	1.67%	1.48%	1.48%
Less: Amount of Fee Limitations/Expense Reimbursements	—	0.23%[5]	0.23%[5]	—	0.33%[5]	0.33%[5]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	2.42%	1.90%	1.90%	1.67%	1.15%	1.15%

1                       Purchases of $1,000,000 or more may be subject to a 1% deferred sales charge on redemptions within 12 months of purchase (for the Target Fund) or 18 months of purchase (for the Acquiring Fund and pro forma Combined Fund).

2                       4% during the first year decreasing 1% annually to 0% after the fourth year.

3                       For the U.S. Equity II Fund, the “Annual Fund Operating Expenses” are based on anticipated fees and expenses payable by the Fund for the current fiscal year.

4                       1% during the first year.

5                       Aberdeen Funds and AAMI have entered into a written contract limiting operating expenses to 0.90% for all Classes of U.S. Equity II Fund for the Fund’s first two years of operations.  This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees and extraordinary expenses. Aberdeen Funds is authorized to reimburse AAMI for management fees previously limited and/or for expenses previously paid by AAMI, provided, however, that any reimbursements must be paid at a date not more than three years after the date when AAMI limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid.  This contract may not be terminated before the end of U.S. Equity II Fund’s first two years of operations.

Example.   These examples are intended to help you compare the cost of investing in the relevant Fund with the cost of investing in other mutual funds.  The examples assume that you invest $10,000 in a Fund for the time periods indicated and then sell all of your shares of that Fund at the end of those periods.  It assumes a 5% return each year and  no change in expenses or in the expense limitations for the Acquiring Funds, which will be in place for at least the Acquiring Funds’ first two years of operations .  Although your actual costs may be higher or lower based on these assumptions your costs would be:

Large Cap Blend Fund into U.S. Equity I Fund

ASSUMING YOU REDEEM YOUR SHARES:

	1 Year	3 Years	5 Years	10 Years
Class A
Large Cap Blend Fund	$709	$993	$1,297	$2,158
U.S. Equity I Fund	$685	$948	$1,260	$2,143
Pro Forma Combined Fund	$685	$948	$1,260	$2,143
Class B/Class A
Large Cap Blend Fund (Class B)	$617	$870	$1,149	$2,284
U.S. Equity I Fund (Class A)	$685	$948	$1,260	$2,143
Pro Forma Combined Fund (Class A)	$685	$948	$1,260	$2,143
Class C
Large Cap Blend Fund	$321	$682	$1,169	$2,513
U.S. Equity I Fund	$293	$616	$1,085	$2,381
Pro Forma Combined Fund	$293	$616	$1,085	$2,381
Common Class/Institutional Service Class
Large Cap Blend Fund (Common Class)	$97	$303	$525	$1,166
U.S. Equity I Fund (Institutional Service Class)	$92	$312	$577	$1,332
Pro Forma Combined Fund (Institutional Service Class)	$92	$312	$577	$1,332

ASSUMING YOU DO NOT REDEEM YOUR SHARES:

	1 Year	3 Years	5 Years	10 Years
Class B
Large Cap Blend Fund	$217	$670	$1,149	$2,284
Class C
Large Cap Blend Fund	$221	$682	$1,169	$2,513
U.S. Equity I Fund	$193	$616	$1,085	$2,381
Pro Forma Combined Fund	$193	$616	$1,085	$2,381

Large Cap Blend Fund and Aberdeen U.S. Equity Fund into U.S. Equity I Fund

ASSUMING YOU REDEEM YOUR SHARES:

	1 Year	3 Years	5 Years	10 Years
Class A
Large Cap Blend Fund	$709	$993	$1,297	$2,158
Aberdeen U.S. Equity Fund	$725	$1,056	$1,426	$2,463
U.S. Equity I Fund	$685	$948	$1,260	$2,143
Pro Forma Combined Fund	$685	$948	$1,260	$2,143
Class B/Class A
Large Cap Blend Fund (Class B)	$617	$870	$1,149	$2,284
Aberdeen U.S. Equity Fund (Class A)	$725	$1,056	$1,426	$2,463
U.S. Equity I Fund (Class A)	$685	$948	$1,260	$2,143
Pro Forma Combined Fund (Class A)	$685	$948	$1,260	$2,143
Class C
Large Cap Blend Fund	$321	$682	$1,169	$2,513
Aberdeen U.S. Equity Fund	$324	$708	$1,236	$2,681
U.S. Equity I Fund	$293	$616	$1,085	$2,381
Pro Forma Combined Fund	$293	$616	$1,085	$2,381
Common Class/Institutional Service Class
Large Cap Blend Fund (Common Class)	$97	$303	$525	$1,166
Aberdeen U.S. Equity Fund (Institutional Service Class)	$128	$417	$745	$1,674
U.S. Equity I Fund (Institutional Service Class)	$92	$312	$577	$1,332
Pro Forma Combined Fund (Institutional Service Class)	$92	$312	$577	$1,332

ASSUMING YOU DO NOT REDEEM YOUR SHARES:

	1 Year	3 Years	5 Years	10 Years
Class B
Large Cap Blend Fund	$217	$670	$1,149	$2,284
Class C
Large Cap Blend Fund	$221	$682	$1,169	$2,513
Aberdeen U.S. Equity Fund	$224	$708	$1,236	$2,681
U.S. Equity I Fund	$193	$616	$1,085	$2,381
Pro Forma Combined Fund	$193	$616	$1,085	$2,381

Large Cap Blend II Fund into U.S. Equity II Fund

ASSUMING YOU REDEEM YOUR SHARES:

	1 Year	3 Years	5 Years	10 Years
Class A
Large Cap Blend II Fund	$735	$1,071	$1,430	$2,438
U.S. Equity II Fund	$685	$953	$1,276	$2,187
Pro Forma Combined Fund	$685	$953	$1,276	$2,187
Class B/Class A
Large Cap Blend II Fund (Class B)	$645	$955	$1,291	$2,571
U.S. Equity II Fund (Class A)	$685	$953	$1,276	$2,187
Pro Forma Combined Fund (Class A)	$685	$953	$1,276	$2,187
Class C
Large Cap Blend II Fund	$345	$755	$1,291	$2,756
U.S. Equity II Fund	$293	$622	$1,101	$2,425
Pro Forma Combined Fund	$293	$622	$1,101	$2,425
Common Class/Class A
Large Cap Blend II Fund (Common Class)	$170	$526	$907	$1,976
U.S. Equity II Fund (Class A)	$685	$953	$1,276	$2,187
Pro Forma Combined Fund (Class A)	$685	$953	$1,276	$2,187

ASSUMING YOU DO NOT REDEEM YOUR SHARES:

	1 Year	3 Years	5 Years	10 Years
Class B
Large Cap Blend II Fund	$245	$755	$1,291	$2,571
Class C
Large Cap Blend II Fund	$245	$755	$1,291	$2,756
U.S. Equity II Fund	$193	$622	$1,101	$2,425
Pro Forma Combined Fund	$193	$622	$1,101	$2,425

How do the Funds’ portfolio turnovers compare?

A Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  Each Target Fund’s portfolio turnover rate during its most recent fiscal year (ended December 31, 2010 for the Large Cap Blend Fund and October 31, 2010 for the Large Cap Blend II Fund), expressed as a percentage of the average value of its portfolio, is shown in the table below.   Each of the U.S. Equity I Fund and the U.S. Equity II Fund has not yet commenced operations and therefore has no portfolio turnover rate.

Target Fund	Portfolio Turnover
Large Cap Blend Fund	360%
Large Cap Blend II Fund	322%

The portfolio turnover rate for the Aberdeen U.S. Equity Fund (which has an identical investment objective and investment strategies and policies to the Acquiring Funds and which is managed by the same portfolio management team that will be managing the Acquiring Funds) for its most recent fiscal year ended October 31, 2010 was 29%.

How do the Funds’ performances compare?

Each of the U.S. Equity I Fund and the U.S. Equity II Fund has not yet commenced operations and therefore has no performance history.  In approving the relevant Reorganization, however, each Credit Suisse Board reviewed and considered the performance of the Aberdeen U.S. Equity Fund, since each Acquiring Fund (i) has an investment objective and investment strategies and policies that are identical to those of the Aberdeen U.S. Equity Fund, and (ii) will be managed by the same portfolio management team that currently manages the Aberdeen U.S. Equity Fund.

The accompanying bar charts and tables provide an indication of the risks of investing in each Target Fund and the Aberdeen U.S. Equity Fund which, as stated above, will be reorganized into the U.S. Equity I Fund on the same date as, but following, the Reorganization of the Large Cap Blend Fund into the U.S. Equity I Fund.  As discussed below, the Aberdeen U.S. Equity Fund will be the accounting survivor of the U.S. Equity I Combined Fund and the U.S. Equity I Combined Fund will maintain the performance history of the Aberdeen U.S. Equity Fund at the closing of the reorganizations.  The bar chart shows you how performance of each Target Fund’s and the Aberdeen U.S. Equity Fund’s Class A shares has varied from year to year for up to 10 years. Sales loads are not reflected in the returns shown in the bar chart; if they were, returns would be lower than those shown. The tables compare each Target Fund’s and the Aberdeen U.S. Equity Fund’s performance (before and after taxes) over time to that of a broad-based securities market index. Effective July 27, 2010, the Large Cap Blend II Fund changed its benchmark to the Standard & Poor’s 500 Index because it converted to a large cap investment strategy. Performance information for the Large Cap Blend II Fund for periods prior to July 27, 2010 does not reflect the Fund’s current investment strategy.  The returns presented for the Aberdeen U.S. Equity Fund for periods prior to June 23, 2008 reflect the performance of a predecessor fund (the “Predecessor Fund”). The Aberdeen U.S. Equity Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June 23, 2008 in which Aberdeen U.S. Equity Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. After February 28, 2009, in connection with the change in name to the Aberdeen U.S. Equity Fund, the Aberdeen U.S. Equity Fund no longer used a growth style for investing securities and became diversified so that it invests in a larger number of companies.  Returns of the Predecessor Fund have been adjusted to reflect applicable sales charges but not differences in the expenses applicable to a particular class.  Returns of the Aberdeen U.S. Equity Fund prior to the commencement of operations of specific classes are based on the previous performance of other classes. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.  The after-tax returns are shown for Class A shares only. The after-tax returns of other classes will vary. As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance.

Each Target Fund makes updated performance available at the Target Funds’ website (www.credit-suisse.com/us) or by calling Credit Suisse Funds at 877-870-2874.  The Aberdeen U.S. Equity Fund makes updated performance information available at its website (www.aberdeen-asset.us) or by calling Aberdeen Funds at 866-667-9231.

The Acquiring Funds do not offer Class B or Common Class shares.  Class B shareholders of each Target Fund will receive Class A shares of the corresponding Acquiring Fund as part of the applicable Reorganization and will not pay the applicable front-end sales charge on Class A shares or a contingent deferred sales charge on any subsequent redemption.  Common Class shareholders of the Large Cap Blend II Fund will receive Class A shares of the U.S. Equity II Fund as part of the applicable Reorganization and will not pay the applicable front-end sales charge on Class A shares.  The Large Cap Blend II Fund charges a 12b-1 fee of 0.25% on Common Class shares and thus Class A shares of the U.S. Equity II Fund more closely match its fee characteristics.  Unlike the Large Cap Blend II Fund, the Large Cap Blend Fund does not charge a 12b-1 fee on Common Class shares, and thus, Institutional Service Class shares of the U.S. Equity Fund more closely match the fee characteristics of the Large Cap Blend Fund Common Class shares.  Although Target Fund shareholders that receive Class A shares of an Acquiring Fund in a Reorganization will not pay the applicable front-end sales charge of Class A shares, future purchases of Class A shares of an Acquiring Fund after the Reorganization will be subject to the front-end sales charge.

Large Cap Blend Fund

Class A Shares

ANNUAL TOTAL RETURNS*

Large Cap Blend Fund

(Target Fund)

Year Ended 12/31

*  The Large Cap Blend Fund adopted its current investment strategies effective December 1, 2006.

During the ten-year period shown in the bar chart, the highest return for a quarter was 18.61% (Q2 09) and the lowest return for a quarter was –19.65% (Q4 08).

As of 12/31/10 Average Annual Total Returns	1 Year (2010)	5 Years (2006-2010)	Life of Class	Inception Date
Large Cap Blend Fund— Class A
Return Before Taxes	10.50%	1.35%	0.36%	7/31/01
Return After Taxes on Distributions	10.00%	0.44%	-0.29%
Return After Taxes on Distributions and Sale of Shares	6.82%	0.91%	0.17%
Large Cap Blend Fund—Class B
Return Before Taxes	9.71%	0.60%	-0.39%	7/31/01
Large Cap Blend Fund—Class C
Return Before Taxes	9.75%	0.60%	-0.41%	7/31/01
Large Cap Blend Fund—Common Class
Return Before Taxes	10.50%	1.36%	-0.81%*
Standard & Poor’s 500 Index
(Reflects no deduction for fees, expenses or taxes)	15.06%	2.27%	2.36%

*Figure represents returns for ten years (2001-2010), not the life of the class.  Inception date is shown for classes with less than 10 years of performance.

Aberdeen U.S. Equity Fund

Class A Shares

ANNUAL TOTAL RETURNS

Aberdeen U.S. Equity Fund

Year Ended 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 34.03% (Q4 01) and the lowest return for a quarter was –32.81% (Q1 01).

As of 12/31/10 Average Annual Total Returns	1 Year	5 Years	10 Years
Aberdeen U.S. Equity Fund —Class A
Return Before Taxes	5.52%	0.34%	2.65%
Return After Taxes on Distributions	5.52%	-0.10%	2.34%
Return After Taxes on Distributions and Sales of Shares	3.59%	0.34%	2.31%
Aberdeen U.S. Equity Fund — Class C
Return Before Taxes	10.24%	0.86%	2.62%
Aberdeen U.S. Equity Fund — Institutional Service Class
Return Before Taxes	12.40%	1.86%	3.62%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%

Large Cap Blend II Fund

Class A Shares

ANNUAL TOTAL RETURNS*

Large Cap Blend II Fund

(Target Fund)

Year Ended 12/31

*  The Large Cap Blend II Fund adopted its current investment strategies effective December 1, 2006.

During the ten-year period shown in the bar chart, the highest return for a quarter was 17.68% (Q3 09) and the lowest return for a quarter was –26.18% (Q4 08).

As of 12/31/10 Average Annual Total Returns	1 Year (2010)	5 Years (2006-2010)	10 Years (2001- 2010)
Large Cap Blend II Fund— Class A
Return Before Taxes	18.20%	0.44%	5.65%
Return After Taxes on Distributions	18.12%	-1.53%	3.69%
Return After Taxes on Distributions and Sale of Shares	11.83%	0.16%	4.48%
Large Cap Blend II Fund—Class B
Return Before Taxes	17.34%	-0.29%	4.87%
Large Cap Blend II Fund—Class C
Return Before Taxes	17.39%	-0.30%	4.86%
Large Cap Blend II Fund—Common Class
Return Before Taxes	18.22%	0.44%	5.64%
Standard & Poor’s Small Cap 600® Index
(Reflects no deduction for fees, expenses or taxes)	26.12%	4.62%	7.61%
Standard & Poor’s 500 Index*
(Reflects no deduction for fees, expenses or taxes)	14.82%	2.27%	1.38%

*  The fund changed its benchmark to the Standard & Poor’s 500 Index effective July 27, 2010 in connection with its conversion to a large cap investment strategy.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor’s actual after-tax returns depend on the investor’s tax situation and may differ from those shown in the above tables. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A; after-tax returns for other classes will vary.

The reorganization of the Aberdeen U.S. Equity Fund into the U.S. Equity I Fund is to be consummated on the same date as, but following, the consummation of the reorganization of the Large Cap Blend Fund into the U.S. Equity I Fund.   The Aberdeen U.S. Equity Fund will be the accounting survivor of such reorganization and the U.S. Equity I Combined

Fund will maintain the performance history of Aberdeen U.S. Equity Fund at the closing of the Reorganization.  However, should the reorganization of the Aberdeen U.S. Equity Fund into the U.S. Equity I Fund not occur, the Large Cap Blend Fund will be the accounting survivor of its Reorganization into the U.S. Equity I Fund, and the U.S. Equity I Combined Fund will maintain the performance history of the Large Cap Blend Fund at the closing of the Reorganization.

The Large Cap Blend II Fund will be the accounting survivor of the Reorganization of the Large Cap Blend II Fund into the U.S. Equity II Fund and the U.S. Equity II Combined Fund will maintain the performance history of the Large Cap Blend II Fund at the closing of the Reorganization.

What are other differences between the Target Funds and Acquiring Funds?

Service Providers

CSAM currently serves as investment adviser to each of the Target Funds. CSAM is part of the asset management business of Credit Suisse Group AG.  Credit Suisse Group AG provides its clients with investment banking, private banking and asset management services worldwide. The asset management business of Credit Suisse Group AG is comprised of a number of legal entities around the world that are subject to distinct regulatory environments.

AAMI serves as the investment adviser to each of the Acquiring Funds, and will serve as the investment adviser to each of the Combined Funds. AAMI is a wholly-owned subsidiary of Aberdeen Asset Management PLC, which is the parent company of an asset management group managing approximately $290.4 billion in assets as of March 31, 2011 for a range of pension funds, financial institutions, investment trusts, unit trusts, offshore funds, charities and private clients, in addition to U.S. registered investment companies.

The Target Funds and Acquiring Funds have different investment advisers, administrators, distributors, and auditors, but have the same transfer agent and custodian, as indicated in the table below.  In addition, State Street Bank and Trust Company (“State Street”) serves as co-administrator to the Target Funds and sub-administrator to the Acquiring Funds.  It is anticipated that the service providers to the Acquiring Funds will continue as the service providers to each Combined Fund following the closing of each Reorganization.  For more information about the investment advisory fees of each Target Fund and the corresponding Acquiring Fund and for a detailed description of the management of the Acquiring Funds and other service providers to the Acquiring Funds, please see “Comparison of the Target Funds and the Acquiring Funds — Who manages the Funds?” and “— Who are the other service providers?” below.

	Target Funds	Acquiring Funds
Investment Adviser	CSAM	AAMI
Administrators	Credit Suisse Asset Management Securities, Inc. (“CSAMSI”) State Street	AAMI
Sub-Administrator	N/A	State Street
Transfer Agent	Boston Financial Data Services, Inc.	Boston Financial Data Services, Inc.
Custodian	State Street	State Street
Distributor	CSAMSI	Aberdeen Fund Distributors LLC
Auditor	PricewaterhouseCoopers LLP	KPMG LLP

Pricing of Shares

The price of each share of a Target Fund or an Acquiring Fund is based on its per share net asset value (“NAV”).  The NAV per share of a class is generally determined by dividing the total net market value of the securities and other assets in a Fund’s portfolio allocable to such class, less liabilities allocable to such class, by the total number of shares outstanding of such class.

The NAV for shares of each Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange (normally at 4 p.m. Eastern time) on days the Exchange is open. A purchase, exchange or redemption order will be priced at the next NAV calculated after the order is received by the Fund (plus any applicable sales charge).

The following table sets out the share pricing policies of the Target Funds and the Acquiring Funds:

Target Funds	Acquiring Funds
NAV

The NAV of each class of each Fund is determined daily as of the close of regular trading (normally 4 p.m. eastern time) on the NYSE on each day the NYSE is open for business.  The NYSE is normally open for trading every weekday except in the event of an emergency or for the following holidays (or the days on which they are observed): New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The NAV for each Fund is determined as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (usually 4 p.m. Eastern Time) on each day that the Exchange is open (a “Business Day”) and on such other days as the Board of Trustees determines (together, the “Valuation Time”).

However, to the extent that each Fund’s investments are traded in markets that are open when the Exchange is closed, the value of each Fund’s investments may change on days when shares cannot be purchased or redeemed.

Each Fund will not compute NAV on customary business holidays, including New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, or the days when such holidays are observed and other days when the Exchange is closed.

Each Fund reserves the right not to determine its NAV when: (i) the Fund has not received any orders to purchase, sell or exchange shares and (ii) changes in the value of the Fund’s portfolio do not affect the Fund’s net asset value.

Equity Securities

The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).

If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.

Securities for which market quotations are readily available are valued at current market value as of Valuation Time.  Valuation Time will be as of the close of regular trading on the Exchange (usually 4 P.M. Eastern Time).

Equity securities are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  Prices are taken from the primary

Target Funds	Acquiring Funds
market or exchange in which each security trades.
Debt Obligations

Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.

Debt and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price by an independent pricing agent, the use of which has been approved by the Board of Trustees.  In the event such quotes are not available from such pricing agents, then the security may be priced based on bid quotations from broker-dealers.

Short-Term Debt Obligations

Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Investments in open-end investment companies are valued at their NAV each business day.

Short term debt securities such as commercial paper and U.S. Treasury bills, having a remaining maturity of 60 days or less are considered to be “short term” and are valued at amortized cost which approximates market value.  The pricing service activities and results are reviewed by an officer of each Fund.

Fair Value

Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board under procedures established by the Board. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities.

The Fund may also use fair value procedures if CSAM determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s net asset value is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the Fund prices its shares. The Fund uses a fair value model developed by an independent third party pricing service, which has been approved by the Board, to price foreign equity securities.

The Fund’s fair valuation policies are designed to reduce dilution and other adverse effects on long-term shareholders of trading practices that seek to take advantage of “stale” or otherwise inaccurate prices. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A Fund that uses fair value to price securities may value those securities higher or lower than another Fund using market quotations or its own fair value procedures to price the same securities. There can be no assurance that

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Adviser or designee, are valued at fair value under procedures approved by the Funds’ Board of Trustees.

Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of each Fund’s NAV.  Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; governmental actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets.  Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; trading limits; or suspensions.

Each Fund values securities at fair value in the circumstances described below.  Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time.  In addition, foreign securities trading generally or in a particular

Target Funds	Acquiring Funds

the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV.  Because the Funds invest primarily in large cap issuers, for which market quotations are readily available, they may not be required to use fair value procedures as often as funds that invest in securities that are thinly traded or for which market quotations may not be reliable.

Some Fund securities may be listed on foreign exchanges that are open on days (such as U.S. holidays) when the Fund does not compute its price. This could cause the value of the Fund’s portfolio investments to be affected by trading on days when you cannot buy or sell shares.

country or countries may not take place on all Business Days.  Furthermore, trading may take place in various foreign markets on days which are not Business Days and days on which each Fund’s net asset value is not calculated.  “Fair value” prices will be used with respect to foreign securities for which an independent pricing agent is able to provide automated daily fair values.  Those securities for which an independent pricing agent is not able to provide automated daily fair values shall continue to be valued at the last sale price at the close of the exchange on which the security is principally traded except that market maker prices may be used if deemed appropriate.  Fair value prices are intended to reflect more accurately the value of those securities at the time each Fund’s NAV is calculated.  Fair value prices are used because many foreign markets operate at times that do not coincide with those of the major U.S. markets.  Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV, and would not otherwise be reflected in the NAV.  Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for each Fund, each Fund will also fair value their foreign investments when the market quotations for the foreign investments either are not readily available, are unreliable or may be affected by a significant event and, therefore, do not represent fair value.  When each Fund uses fair value pricing, the values assigned to each Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Sales Load, Redemption Fees and Rule 12b-1 Arrangements for Target Funds and Acquiring Funds

Class A Shares and Common Class Shares (Large Cap Blend II Fund).  There is a maximum sales charge of 5.75% for Class A shares of each of the Target Funds and the Acquiring Funds.  The sales charge is calculated as a percentage of the offering price for Class A shares.  Sales charges are reduced as the amount increases, provided the amount invested reaches certain specified levels.  There is no sales charge on Target Fund Class A shares on purchases of $1,000,000 or more, but Class A shares may be subject to a contingent deferred sales load of 1.00% if a redemption is made within one year of purchase.  There is no sales charge on Acquiring Fund Class A shares on purchases of $1,000,000 or more, but Class A shares may be subject to a contingent deferred sales load of 1.00% if they are redeemed within 18 months of purchase.  Class A shares of each of the Target Funds and the Acquiring Funds are subject to a Rule 12b-1 fee at an annual rate of 0.25% of each Fund’s average daily net assets attributable to its respective Class A shares. In addition, Common Class shares of the Large Cap Blend II Fund are offered at net asset value with no front end or contingent deferred sales charge, but are subject to a Rule 12b-1 fee at an annual rate of 0.25% of the Fund’s average daily net assets attributable to Common Class shares and, therefore, are proposed to be reorganized into Class A shares of the U.S. Equity II Fund (load waived).

Class B Shares.  For the Target Funds, there is no front-end sales charge on Class B shares.  However, Class B shares are subject to a contingent deferred sales charge of up to 4.00% on shares redeemed within four years after purchase.  Class B shares are subject to a Rule 12b-1 fee at an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class B shares.  Class B shares convert to Class A shares after eight years.  The Class B shares of the Target Funds that are proposed to be reorganized into Acquiring Fund Class A shares will have no sales load charged upon the Reorganization and no contingent deferred sales charged on any subsequent redemption.  The Acquiring Funds do not offer Class B shares.

Class C Shares.  For both the Target Funds and Acquiring Funds, there is no front-end sales charge on Class C shares.  However, Class C shares are subject to a CDSC of 1.00% of certain redemptions within the first year of purchase.  Class C shares are subject to a Rule 12b-1 fee at an annual rate of 1.00% of the Fund’s average daily net assets attributable to Class C shares.

Common Class Shares (Large Cap Blend Fund) and Institutional Service Class Shares.  Common Class shares of the Large Cap Blend Fund are offered at net asset value with no front-end or contingent deferred sales charge and are not subject to a 12b-1 fee.  Common Class shares of the Large Cap Blend Fund are proposed to be reorganized into Institutional Service Class shares of the U.S. Equity I Fund.  Institutional Service Class shares of the U.S. Equity I Fund are offered at net asset value with no front-end or contingent deferred sales charge and are not subject to a Rule 12b-1 fee.

Redemption Fees. Each of the Acquiring Funds impose a 2.00% redemption fee (short-term trading fee) for any shares redeemed or exchanged within 30 days after the date they were acquired.  The redemption fee is imposed to discourage frequent trading of Acquiring Fund shares and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares redeemed or exchanged under regularly scheduled withdrawal plans and in other limited circumstances.  The Target Funds do not impose redemption fees. Acquiring Fund shares issued in connection with the Reorganization will not be subject to the redemption fee; however, any Acquiring Fund shares purchased after the Reorganization would be subject to the redemption fee.

The Target Funds’ and Acquiring Funds’ purchase, redemption, exchange, dividend and other policies and procedures are generally similar.  For more information, see “Comparison of the Target Funds and Acquiring Funds — Comparison of Dividends and Distributions, Purchase, Redemption and Exchange Policies” and “Additional Information About the Acquiring Funds.”

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Target Fund or an Acquiring Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the Fund over another investment.  Ask your financial advisor or visit your financial intermediary’s website for more information.

Where can I find more financial information about the Funds?

Each Target Fund’s annual report, which is incorporated by reference into the Statement of Additional Information, contains a discussion of the Target Fund’s performance during the past fiscal year and shows per share information for each of the past five fiscal years. These documents also are available upon request. (See “More Information About the Funds” below.) Each of the Acquiring Funds has not yet commenced operations and thus has yet to publish an annual or semi-annual report.

What are the principal risks associated with investments in the Funds?

The risks identified below are the principal risks of investing in the Funds. All investments have risks to some degree and it is possible that you could lose money by investing in a Fund. An investment in a Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee a Fund will achieve its investment objective.  For more information on the risks associated with an Acquiring Fund, see the “Additional Information on Portfolio Instruments and Investment Policies” section of the Acquiring Funds’ Statement of Additional Information.

Each Fund is subject to market risk or stock market risk as a principal risk.  The Target Funds describe “market risk” as follows: “The market value of a security may fluctuate, sometimes rapidly and unpredictably.

These fluctuations, which are often referred to as “volatility,” may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole.  Market risk is common to most investments — including stocks and bonds and the mutual funds that invest in them.”  The Acquiring Funds describe “stock market risk” as follows: “The Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.”

Each Target Fund is subject to the additional principal risks set out below.

Model Risk — The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, causing the Fund to underperform its benchmark or other funds with a similar investment objective.

Active Trading/Portfolio Turnover Risk — Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

Each Acquiring Fund is subject to the additional principal risk set out below.

Selection Risk — The investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

REASONS FOR THE REORGANIZATIONS

Background

The Reorganizations are being proposed, in part, because CSAM, the investment adviser to the Target Funds, has determined that managing benchmark-driven, long-only and short-extension quantitative equity strategies is no longer consistent with its overall business strategy.  Each Target Fund’s investment strategies are included in these categories.  Accordingly, following such determination, CSAM and the Credit Suisse Boards commenced a process to evaluate various alternatives for the Target Funds, including alternatives that would allow Target Fund shareholders to continue to have access to a U.S. equity mutual fund on an ongoing basis.

In connection with a series of meetings of the Credit Suisse Boards, extensive background materials and analyses were provided to the Credit Suisse Boards for consideration, including a synopsis of CSAM’s solicitation of interest from, and discussion with, potential alternative managers for the Target Funds.  At these meetings, the Credit Suisse Boards were also provided information on AAMI.  AAMI and another firm (the “Other Firm”) presented and provided written information to the Credit Suisse Boards.  The information considered by the Credit Suisse Boards at their meetings included the investment objectives and principal investment strategies of the Target Funds and the proposed Acquiring Funds, comparative operating expense ratios, certain tax information, asset size, risk profile and investment performance information.  At these meetings and throughout the course of each Credit Suisse Board’s consideration of these matters, the Independent Directors were advised by their independent legal counsel that is experienced in 1940 Act matters.

A discussion of each Credit Suisse Board’s considerations with respect to the relevant Reorganization, and specific considerations with respect to AAMI are set out below.

Board Consideration of the Reorganizations

Each Credit Suisse Board, each member of which is deemed to be an independent director (each, an “Independent Director” and, collectively, the “Independent Directors”) under the 1940 Act, on behalf of each Target Fund, determined that each Reorganization would be in the best interests of the applicable Target Fund and that the interests of the Target Fund’s shareholders would not be diluted as a result of the Reorganization.  The factors considered by each Credit Suisse Board with regard to the applicable Reorganization include, but are not limited to, the following:

•                  The investment objective of the Target Fund and the corresponding Acquiring Fund are identical or substantially similar and certain investment strategies are similar; however, certain investment strategies are different. See “How do the investment objectives, investment strategies and investment restrictions of each Target Fund and its Acquiring Fund compare?”  Each Credit Suisse Board considered the fact that the applicable Target Fund is managed pursuant to a quantitative investment strategy and the applicable Acquiring Fund is managed pursuant to a fundamental investment strategy.  The Credit Suisse Boards noted that the Large Cap Blend Fund and Large Cap Blend II Fund had been managed pursuant to fundamental investment strategies for more than eight and thirty-nine years, respectively, prior to December 2006.

•                  The possibility that the U.S. Equity I Combined Fund may achieve certain operating efficiencies from its larger net asset size and that each Combined Fund will have funding, resources and distribution channels that may enable it to enjoy increased growth and possible further economies of scale.

•                  The fact that AAMI has agreed for a period of two years following the consummation of the Reorganizations to contractually limit expenses to 0.90% (excluding certain expenses) for each class of each Acquiring Fund and that such contractual expense limit was lower than (i) the contractual expense limit proposed for the applicable fund of the Other Firm, and (ii) the voluntary expense limits currently in place for the various classes of the Target Funds.

•                  While not predictive of future results, each Credit Suisse Board considered the performance of the applicable Target Fund and the Aberdeen U.S. Equity Fund (which, as noted, has an investment objective and investment strategies and policies identical to those of each Acquiring Fund and will serve as the performance survivor of the U.S. Equity I Combined Fund) and the applicable fund of the Other Firm over different time periods compared with each other and to the relative benchmarks applicable to them.  The Boards considered the relevant performance of the funds, including the fact that the Aberdeen U.S. Equity Fund outperformed the applicable fund of the Other Firm for the one, three and five year periods ended April 30, 2011.

•                  The fact that there will be no gain or loss recognized by shareholders for federal income tax purposes as a result of the applicable Reorganization, as each Reorganization is expected to be a tax-free transaction.

•                  The reasonable expenses associated with the applicable Reorganization will be borne solely by CSAM or its affiliates and Aberdeen or its affiliates and will not be borne by shareholders (shareholders will continue to pay brokerage or trading expenses, including those related to securities sold prior to and immediately following the Reorganization to realign the portfolio of the relevant Target Fund, as discussed below).

In addition to the above factors, each Credit Suisse Board considered the terms and conditions of the Reorganization Agreement.  Each Credit Suisse Board also considered certain conflicts of interest. First, two of the four Board members of each Credit Suisse Board — Mr. Rappaport, the Chairman, and Mr. Arzac — are independent directors of five U.S. registered closed-end funds previously advised by CSAM. Since the sale of Credit Suisse’s traditional asset management business to Aberdeen PLC in 2009, such funds have been advised by affiliates of AAMI. Mr. Arzac is also an independent director of an offshore closed-end fund advised by an affiliate of AAMI. It was recognized that one or both of these directors could in the future serve as independent directors of additional funds advised by AAMI or an AAMI affiliate. Neither Mr. Rappaport nor Mr. Arzac will receive any compensation or other economic benefit in connection with the Reorganizations; neither is currently a director of Aberdeen Funds;

and neither has any business or professional relationship with, or is an affiliated person of, AAMI. In addition, the Credit Suisse Boards were advised that CSAM owns approximately 21% of the ultimate parent company of AAMI. Finally, counsel to the Target Funds is also counsel to the Acquiring Funds and, on certain matters, to AAMI.

After considering all the above factors, particularly that the Aberdeen U.S. Equity Fund had better performance than the applicable fund of the Other Firm and AAMI’s agreement to contractually limit expenses to 0.90% (excluding certain expenses) for each class of each Acquiring Fund for at least two years following the consummation of the Reorganization, each Credit Suisse Board unanimously concluded that the applicable Reorganization would be in the best interests of the applicable Target Fund and its shareholders and that the interests of the Target Fund shareholders will not be diluted as a result of the Reorganization.  The determinations were made on the basis of each Director’s/Trustee’s business judgment after consideration of all of the factors taken as a whole, though individual Directors/Trustees may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.  The two members of each Credit Suisse Board that do not serve on the board of any fund advised by AAMI met separately from the other two Board members to consider the Reorganizations and to discuss the conflicts presented.

Each Credit Suisse Board unanimously recommends that shareholders of the applicable Target Fund approve the Reorganization relating to their Fund.

The Reorganization Agreement is subject to certain closing conditions and termination rights, including each Credit Suisse Board’s right to terminate the Reorganization Agreement if it determines that proceeding with the Reorganization is inadvisable for the relevant Target Fund. In the event that a Credit Suisse Board determines not to proceed with the Reorganization with respect to its Target Fund, the Board will consider other possible courses of action for the Target Fund, including liquidation of the Fund.

On June 28, 2011, the Aberdeen Board also concluded that each Reorganization is in the best interests of the applicable Acquiring Fund and approved each Reorganization on behalf of the applicable Acquiring Fund.

FOR THE REASONS DISCUSSED ABOVE, EACH CREDIT SUISSE BOARD UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PROPOSAL WITH RESPECT TO YOUR TARGET FUND.

INFORMATION ABOUT THE REORGANIZATIONS AND THE REORGANIZATION AGREEMENT

The following is a summary of the Reorganization Agreement and is qualified in its entirety by reference to the form of Reorganization Agreement, a copy of which is attached as Appendix A to this Proxy Statement/Prospectus and is incorporated herein by reference.

How will each Reorganization be carried out?

First, the Reorganization of each Target Fund must be approved by its shareholders. In the event a Target Fund fails to receive sufficient votes for approval of its Reorganization, management will consider whether to continue further solicitations. If the shareholders of a Target Fund do not approve the Reorganization relating to their Target Fund, the Credit Suisse Board will consider other possible courses of action for the Target Fund.

If the shareholders of a Target Fund approve the Reorganization relating to their Target Fund, the Reorganization will take place after the parties to the Reorganization Agreement satisfy various conditions.  The Reorganization Agreement contains a number of conditions that must be met before either a Target Fund or an Acquiring Fund is obligated to proceed with a Reorganization.  These include, among others, that (1) a Target Fund receives from Aberdeen Funds’ special counsel and Aberdeen Funds receives from the Target Fund’s counsel certain opinions supporting the representations and warranties made by each party regarding legal status and compliance with certain laws and regulations (including an opinion from special counsel to Aberdeen Funds that the shares issued in the Reorganization will be validly issued, fully paid and non-assessable); (2) both the Target Fund and Aberdeen Funds receive from Aberdeen Funds’ counsel the tax opinion described below under “What are the federal income tax consequences of the Reorganizations?”; and (3) both the Fund and Aberdeen Funds receive certain certificates from the others’ officers concerning the continuing accuracy of its representations and warranties made in the Reorganization Agreement.  The Reorganization Agreement contains a number of representations and warranties made by each Target Fund to Aberdeen Funds related to, among other things, its legal status, compliance with laws and regulations and financial position and also contains similar representations and warranties made by Aberdeen Funds to each Target Fund.

If the shareholders of the Target Funds approve the Reorganization Agreement and various conditions are satisfied, each Target Fund will deliver to the corresponding Acquiring Fund all of its assets and liabilities on the closing date of the Reorganizations.  In the exchange, each Target Fund will receive the Acquiring Fund’s shares to be distributed pro rata to the Target Fund’s shareholders.  Each shareholder of a Target Fund will receive the number of full and fractional shares of its corresponding Acquiring Fund and share class equal in value to the value of the shares of the Target Fund as follows:

Target Fund	Acquiring Fund
Large Cap Blend Fund	U.S. Equity I Fund
Class A	Class A
Class B	Class A
Class C	Class C
Common Class	Institutional Service Class

Large Cap Blend II Fund	U.S. Equity II Fund
Class A	Class A
Class B	Class A
Class C	Class C
Common Class	Class A

The Reorganizations are scheduled to occur on a date agreed to by the parties to the Reorganization Agreement (hereafter, the “Closing Date”), which is currently expected to be in the fourth quarter of 2011.  The value of the assets of each Target Fund will be the value of such assets as of the close of business of the New York Stock Exchange (normally 4:00 p.m., Eastern time).

The liquidation and distribution with respect to each class of a Target Fund’s shares will be accomplished by the transfer of the Acquiring Fund shares then credited to the account of the Target Fund on the books of the corresponding Acquiring Fund to newly-opened accounts on the books of that Acquiring Fund in the names of the Target Fund shareholders.  All issued and outstanding shares of the Target Fund will simultaneously be canceled on the books of the Target Fund.  The Acquiring Fund will not issue certificates representing the Acquiring Fund shares issued in connection with such exchange.

After such distribution, a Target Fund will take all necessary steps under the 1940 Act, applicable state law, its governing instruments, and any other applicable law to cease operating as an investment company and to cease the continuous offering of its shares, and to liquidate.

The Reorganization Agreement may be amended as may be deemed necessary by the authorized officers of each Target Fund and Aberdeen Funds, provided that following the shareholder meeting no amendment may change the provisions for determining the number of shares to be issued to Target Fund shareholders to the detriment of shareholders without their further approval.  The Reorganization Agreement may be terminated with respect to a Target Fund or an Acquiring Fund if at any time prior to the Closing a Credit Suisse Board or the Aberdeen Board concludes that the Reorganization is inadvisable with regards to its respective Target Fund or Acquiring Fund.  The Reorganization Agreement may also be terminated by (i) written consent of the parties; (ii) following a material breach by one party of the representations, warranties or covenants which is not cured within ten business days; or (iii) by a Target Fund upon the occurrence of an event that has a material adverse effect on one of the parties, or by an Acquiring Fund upon the occurrence of an event that has a material adverse effect on a Target Fund.

CSAM and each Target Fund have agreed that, following shareholder approval of the Reorganizations but prior to the closing of the Reorganizations, CSAM will use its commercially reasonable efforts to restructure each Target Fund’s portfolio to align the holdings of the Target Fund more closely with the holdings of the Aberdeen U.S. Equity Fund.  During that period, a Target Fund may deviate from its principal investment strategies.  Each Target Fund, and indirectly each shareholder, will continue to pay brokerage or trading expenses, including those attributable to the disposition and reinvestment of the Target Fund’s assets in connection with the restructuring.

The tax impact of any sales of Target Fund portfolio holdings will depend on the difference between the price at which such portfolio securities are sold and the Target Fund’s basis in such securities. Any capital gains recognized in sales of portfolio holdings on a net basis prior to the closing of the applicable Reorganization will be distributed, if required, to the shareholders of the relevant Target Fund as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders. Any capital gains recognized in sales of portfolio holdings on a net basis following the closing of the applicable Reorganization will be distributed, if required, to the relevant Combined Fund’s shareholders as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders. The anticipated sales of portfolio holdings pre-Reorganization may result in capital gains to be distributed to shareholders after the Reorganization. The amount of capital gains realized will depend on, among other things, changes in portfolio composition, availability of and limitations on the Target Funds’ capital loss carry forwards, and market conditions at the time of the sales.

If the Reorganizations of the Target Funds are approved and you do not wish to have your Target Fund shares exchanged for shares of the corresponding Acquiring Fund, you should redeem your shares prior to the completion of the Reorganizations.  If you redeem your shares, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them. In addition, if you redeem your shares prior to a Reorganization and your shares are subject to a contingent deferred sales charge, your redemption proceeds will be reduced by any applicable sales charge.

Who will pay the expenses of the Reorganizations?

The reasonable expenses associated with each Reorganization will be borne solely by CSAM or its affiliates and AAMI or its affiliates and will not be borne by shareholders (shareholders will continue to pay brokerage or trading expenses, including those related to securities sold prior to and immediately following the Reorganization to realign the portfolio of the relevant Target Fund).

What are the federal income tax consequences of the Reorganizations?

Treatment as a Tax-Free Reorganization. Each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Code.  Based on certain assumptions made and representations to be made on behalf of the Target Funds and the Acquiring Funds, it is expected that Willkie Farr & Gallagher LLP will provide a legal opinion to the effect that, for federal income tax purposes:

•                  Shareholders of a Target Fund will not recognize any gain or loss as a result of the exchange of their shares of the Target Fund for shares of the corresponding Acquiring Fund;

•                  No gain or loss will be recognized by any Target Fund (a) upon the transfer of its assets to the applicable Acquiring Fund in exchange for the Acquiring Fund shares and the assumption by each Acquiring Fund of the liabilities of the applicable Target Fund or (b) upon the distribution of the Acquiring Fund shares by each Target Fund to its shareholders in liquidation, as contemplated in the Reorganization Agreement, except for any gain recognized as a result of the transfer of any stock in a passive foreign investment company as defined in Section 1297(a) of the Code;

•                  Neither an Acquiring Fund nor its shareholders will recognize any gain or loss upon receipt of the assets of a Target Fund;

•                  The tax basis of the assets of each Target Fund acquired by the applicable Acquiring Fund will be the same as the tax basis of such assets in the hands of such Target Fund immediately prior to the transfer and the holding period of the assets of each Target Fund in the hands of the applicable Acquiring Fund will include the periods during which such assets were held by such Target Fund except for certain adjustments that may be required to be made solely as a result of gain recognized on the transfer of certain assets of a Target Fund;

•                  The holding period and aggregate tax basis for Acquiring Fund shares that are received by a Target Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of the Target Fund previously held by such shareholder, provided that the shareholder held Target Fund shares as a capital asset at the time of a Reorganization; and

•                  Each Acquiring Fund will succeed to and take into account the items of the applicable Target Fund described in Section 381(c) of the Code.

Neither CSAM nor AAMI has sought a tax ruling from the IRS.  Opinions of counsel are not binding upon the IRS or the courts.  If a Reorganization is consummated but does not qualify as a tax free reorganization under the Code, and thus is taxable, a Target Fund would recognize gain or loss on the transfer of its assets to the corresponding Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it received.

General Limitation on Capital Losses. In certain cases, a Fund’s ability to use capital losses is limited following a reorganization.  These limitations generally do not apply if the reorganization qualifies as a reorganization under Section 368(a)(1)(F) of the Code.  Each Reorganization is expected to qualify as a reorganization under Section 368(a)(1)(F) of the Code, so these limitations generally should not apply to the Acquiring Funds.

Tracking Your Basis and Holding Period; State and Local Taxes. After the Reorganization of a Target Fund, you will continue to be responsible for tracking the adjusted tax basis and holding period for your shares of the Acquiring Fund for federal income tax purposes.  You should consult your tax adviser regarding the effect, if any, of a Reorganization in light of your individual circumstances.  You should also consult your tax adviser about the state and local tax consequences, if any, of a Reorganization because the discussion above only relates to the federal income tax consequences.

What should I know about shares of the Acquiring Funds?

If the Reorganizations of the Target Funds are approved by the Target Funds’ shareholders, full and fractional shares of the Acquiring Funds will be distributed to shareholders of the Target Funds in accordance with the procedures described above.  When issued, each share will be validly issued and fully paid and non-assessable and will have no pre-emptive or conversion rights.  The shares of the Acquiring Funds will be recorded electronically in each shareholder’s account.  The Acquiring Funds will then send a confirmation to each shareholder.  As of the Closing Date, outstanding certificates, if any, representing shares of the Target Funds will be cancelled.

The Acquiring Funds do not offer Class B or Common Class shares.  For purposes of calculating any applicable contingent deferred sales charges on Class A shares and Class C shares, the period you have held your shares in a Target Fund will be counted toward, and carried over as, the holding period of the shares you receive in the corresponding Acquiring Fund as part of a Reorganization.  Class B shareholders of each Target Fund and Common Class shareholders of the Large Cap Blend II Fund will receive Class A shares of the applicable Acquiring Fund as part of the applicable Reorganization that will not be subject to a front-end sale charge or a contingent deferred sales charge on any subsequent redemption.  Future purchases of Class A shares would be subject to the typical sales charges.

What are the capitalizations of the Funds and what might the capitalizations be after the Reorganizations?

The capitalization tables starting on the next page set out, as of June 30, 2011, the separate capitalizations of each Target Fund and the corresponding Acquiring Fund, and the estimated capitalization of each Acquiring Fund as adjusted to give effect to each proposed Reorganization (including, in the case of the U.S. Equity I Fund, the reorganization of the Aberdeen U.S. Equity Fund into the U.S. Equity I Fund).  The following are examples of the number of shares of an Acquiring Fund that would be exchanged for the shares of the corresponding Target Fund if a Reorganization were consummated on June 30, 2011 and do not reflect the number of shares or value of shares that would actually be received if the Reorganization, as depicted, occurs.  Each shareholder of a Target Fund will receive the number of full and fractional shares of the corresponding Acquiring Fund equal in value to the value (as of the last Business Day prior to the Closing Date) of the shares of the Target Fund.

Large Cap Blend Fund/U.S. Equity I Fund

	Large Cap Blend Fund (unaudited)	U.S.Equity I Fund (unaudited)	Pro Forma Adjustments to Capitalization (unaudited)	Acquiring Fund after Reorganization (estimated)

Net Assets
Class A	$191,916,998.84	N/A	1,539,449.30	193,456,448.14
Class B	$1,539,449.30	N/A	(1,539,449.30)	—
Class C	$1,005,301.85	N/A	—	1,005,301.85
Common Class	$135,332,506.12	N/A	(135,332,506.12)	—
Institutional Service Class	N/A	N/A	135,332,506.12	135,332,506.12

Shares outstanding
Class A	16,786,971.694	N/A	138,351.853	16,925,323.547
Class B	141,893.626	N/A	(141,893.626)	—
Class C	92,937.619	N/A	—	92,937.619
Common Class	11,887,731.278	N/A	(11,887,731.278)	—
Institutional Service Class	N/A	N/A	11,887,731.278	11,887,731.278

Net asset value per share
Class A	$11.43	N/A		11.43
Class B	$10.85	N/A		—
Class C	$10.82	N/A		10.82
Common Class	$11.38	N/A		—
Institutional Service Class	N/A	N/A		11.38

Large Cap Blend Fund and Aberdeen U.S. Equity Fund/U.S. Equity I Fund

	Large Cap Blend Fund (unaudited)	Aberdeen U.S.Equity Fund (unaudited)	U.S.Equity I Fund (unaudited)	Pro Forma Adjustments to Capitalization (unaudited)	Acquiring Fund after Reorganization (estimated)

Net Assets
Class A	$191,916,998.84	$26,922,357.38	N/A	1,539,449.30	220,378,805.52
Class B	$1,539,449.30	$—	N/A	(1,539,449.30)	—
Class C	$1,005,301.85	$9,956,671.59	N/A	—	10,961,973.44
Common Class	$135,332,506.12	$—	N/A	(135,332,506.12)	—
Institutional Service Class	N/A	$3,996,990.92	N/A	135,332,506.12	139,329,497.04

Shares outstanding
Class A	16,786,971.694	2,774,166.209	N/A	3,158,326.584	22,719,464.487
Class B	141,893.626	N/A	N/A	(141,893.626)	—
Class C	92,937.619	1,109,433.067	N/A	19,699.932	1,222,070.618
Common Class	11,887,731.278	N/A	N/A	(11,887,731.278)	—
Institutional Service Class	N/A	396,418.189	N/A	13,425,952.549	13,822,370.738

Net asset value per share
Class A	$11.43	$9.70	N/A		$9.70
Class B	$10.85	N/A	N/A		N/A
Class C	$10.82	$8.97	N/A		$8.97
Common Class	$11.38	N/A	N/A		N/A
Institutional Service Class	N/A	$10.08	N/A		$10.08

Large Cap Blend II Fund/U.S. Equity II Fund

	Large Cap Blend II Fund (unaudited)	U.S.Equity II Fund (unaudited)	Pro Forma Adjustments to Capitalization (unaudited)	Acquiring Fund after Reorganization (estimated)

Net Assets
Class A	$65,037,944.48	N/A	14,709,598.98	79,747,543.46
Class B	$1,852,269.22	N/A	(1,852,269.22)	—
Class C	$2,064,711.31	N/A	—	2,064,711.31
Common Class	$12,857,329.76	N/A	(12,857,329.76)	—

Shares outstanding
Class A	4,989,507.299	N/A	1,130,795.346	6,120,302.645
Class B	179,406.998	N/A	(179,406.998)	—
Class C	201,870.966	N/A	—	201,870.966
Common Class	998,454.902	N/A	(998,454.902)	—

Net asset value per share
Class A	$13.03	N/A		$13.03
Class B	$10.32	N/A		N/A
Class C	$10.23	N/A		$10.23
Common Class	$12.88	N/A		N/A

COMPARISON OF TARGET FUNDS AND ACQUIRING FUNDS

Who manages the Funds?

Target Funds. CSAM, located at Eleven Madison Avenue, New York, New York 10010, serves as the investment adviser to the Target Funds. CSAM is part of the asset management business of Credit Suisse Group AG, one of the world’s leading banks.  Credit Suisse Group AG provides its clients with investment banking, private banking and asset management services worldwide.  The asset management business of Credit Suisse Group AG is comprised of a number of legal entities around the world that are subject to distinct regulatory requirements.

Pursuant to a separate investment advisory agreement with each Target Fund, and subject to the supervision and direction of the respective Target Fund’s Board, CSAM is responsible for managing each Target Fund in accordance with the Fund’s stated investment objective and policies.  CSAM is responsible for providing investment advisory services as well as conducting a continual program of investment, evaluation and, if appropriate, sale and reinvestment of the Fund’s assets.  In addition to expenses that CSAM may incur in performing its services under the investment advisory agreements, CSAM pays the compensation, fees and related expenses of all Directors or Trustees, as the case may be, who are affiliated persons of CSAM or any of its subsidiaries.

Acquiring Funds.  AAMI, a Delaware corporation formed in 1994, is a registered investment adviser and serves as the investment adviser to each Acquiring Fund. AAMI’s principal place of business is 1735 Market Street, 32nd Floor, Philadelphia, Pennsylvania 19103.  AAMI is a wholly-owned subsidiary of Aberdeen Asset Management PLC (“Aberdeen PLC”), which is the parent company of an asset management group managing approximately $290.4 billion in assets as of March 31, 2011 for a range of pension funds, financial institutions, investment trusts, unit trusts, offshore funds, charities and private clients, in addition to U.S. registered investment companies.

Portfolio Manager Information

Target Funds.  The Credit Suisse Quantitative Equities Group is responsible for the day-to-day portfolio management of the Target Funds.  The following individuals serve as portfolio managers for the Target Funds:

Mika Toikka, Managing Director. Mr. Toikka has been a portfolio manager for the Target Funds since May 2010 and is Global Head of Quantitative Equities Group and Quantitative Strategies.  Mr. Toikka joined CSAM in May 2010.  From September 2000 to April 2010 he held positions within Credit Suisse Group AG’s Investment Banking Division. Within the Arbitrage Trading area, his responsibilities have included running a variety of trading strategies and serving as the Head of Risk and Strategy for Global Arbitrage Trading.  Prior to joining Arbitrage Trading in 2005, Mr. Toikka served as the Global Head of the Quantitative Equity Derivatives Strategy Group.  Before joining Credit Suisse First Boston in September 2000, Mr. Toikka worked for Goldman Sachs & Co. in the Fixed Income and Currency and Commodity division where he played a leadership role in fixed income derivatives strategy. Prior to 1997, he worked for Salomon Brothers in Equity Derivatives and Quantitative Research. Mr. Toikka holds a Master of Science degree in Applied Economics from the University of California Santa Cruz and a Bachelors degree in Economics from the University of California at Davis.

Timothy Schwider, Ph.D.; Director.  Mr. Schwider has been a portfolio manager of the Target Funds since October 2009 and is a quantitative equity portfolio manager focused on European and Japanese models in the Credit Suisse Quantitative Equities Group.  Mr. Schwider joined CSAM in September 2008.  Mr. Schwider was a proprietary trader at JPMorgan from June 2002 to August 2008, and a quantitative analyst at Goldman Sachs from September 1998 to October 2000.  Mr. Schwider holds a B.S. in Mathematics from Harvey Mudd College, and a Ph.D in Mathematics from the University of Michigan.

The Statement of Additional Information for the Large Cap Blend Fund dated May 1, 2011, and the Statement of Additional Information for the Large Cap Blend II Fund dated March 1, 2011, provide additional information about the portfolio managers’ compensation, other accounts they manage, and their ownership of shares in the respective Target Fund.

Acquiring Funds.  The Acquiring Funds are managed by the Aberdeen North American Equity Team.  The North American Equity Team works in a collaborative fashion; all team members have both portfolio construction and research responsibilities. The Team works in an open floor plan environment in an effort to foster communication among all members. AAMI does not believe in having star managers, instead preferring to have both depth and experience within the team. Depth of team members allows AAMI to perform the diligent research required by AAMI’s process. The experience of senior managers provides the confidence needed to take a long-term view. The Team will be jointly and primarily responsible for the day-to-day management of the Funds, with the following members having the most significant responsibility for the day-to-day management of the Funds:

Paul Atkinson, Head of North American Equities.  Paul joined Aberdeen in 1998 from UBS Ltd., where he was a director in its equity derivatives business. Paul previously worked for Prudential-Bache Ltd in a similar role. Paul graduated with a BSc Econ Hons from Cardiff University and was awarded a MSc Fin from Birkbeck College, University of London.

Francis Radano III, CFA; Investment Manager. Fran joined Aberdeen in 2007 following the acquisition of Nationwide Financial Services’ equity investment management team, where, since November 1999, he had served as a senior equity research analyst providing fundamental research coverage for the consumer discretionary and consumer staples sectors. Fran previously was a research analyst and vice president at Salomon Smith Barney. Prior to that, he was an associate trader at SEI Investments. Fran received a B.A. in economics from Dickinson College, and has also earned a M.B.A. in finance from Villanova University. He is a CFA® Charterholder.

Douglas Burtnick, CFA; Senior Investment Manager.  Doug joined Aberdeen in 2007 following the acquisition of Nationwide Financial Services’ equity investment management team, where he had served as a portfolio manager since May 2002. Doug previously was a portfolio manager and risk manager in the private client group at Brown Brothers Harriman & Company. Prior to that, Doug co-led the Professional Education Group at Barra, Inc. Doug graduated with a B.S. from Cornell University. He is a CFA® Charterholder.

Jason Kotik, CFA; Senior Investment Manager. Jason joined Aberdeen in 2007 following the acquisition of Nationwide Financial Services’ equity investment management team, where he had served as an assistant portfolio manager and senior equity research analyst since November 2000. Jason previously was a financial analyst with Allied Investment Advisors. Prior to that, he was a trading systems administrator with T. Rowe Price Associates. Jason is a graduate of the University of Delaware, and has earned an M.B.A. from Johns Hopkins University. He is a CFA® Charterholder.

Robert Mattson, Investment Manager. Robert joined Aberdeen in 2007 following the acquisition of Nationwide Financial Services’ equity investment management team, where he had served as an equity research analyst since December 2003. Robert previously worked for Janney Montgomery Scott, where he was a senior equity research analyst covering the software space. Prior to that, he worked for World Bank, where he was responsible for developing economic and behavioral models, along with submitting primary research results to internal and external publications. Robert graduated with a B.A. in economic history from The University of Maryland and M.B.A. as well as MSc in Finance from The Robert H. Smith School of Business at The University of Maryland, College Park.

The Statement of Additional Information for the Acquiring Funds dated [     , 2011] provides additional information about the portfolio managers’ compensation, other accounts they manage, and their ownership of shares in the Acquiring Funds.

What management fees do the Funds pay?

The annual investment advisory fee for each Fund, as a percentage of the Fund’s average daily net assets, is as follows:

Target Funds	Advisory Fee	Acquiring Funds	Advisory Fee
Large Cap Blend Fund	0.50%	U.S. Equity I Fund	0.75% on assets up to $500 million; 0.70% on assets of $500 million up to $2 billion; 0.65% on assets of $2 billion and more

Large Cap Blend II Fund

The lower of (a) 0.70% of average daily net assets; or (b) 0.875% of its average daily net assets up to $100 million; 0.75% of its average daily net assets in excess of $100 million but less than $200 million; and 0.625% of its average daily net assets over $200 million

	U.S. Equity II Fund	0.75% on assets up to $500 million; 0.70% on assets of $500 million up to $2 billion; 0.65% on assets of $2 billion and more

AAMI has agreed for a period of at least each Acquiring Fund’s first two years of operations (which operations will commence following the consummation of the applicable Reorganization) to limit operating expenses to 0.90% (excluding certain expenses) for each class of each Acquiring Fund.

CSAM may voluntarily waive fees and reimburse expenses so that each Target Fund’s annual operating expenses will not exceed 1.30% of the Fund’s average daily net assets for Class A shares, 2.05% of the Fund’s average daily net assets for each of Class B and Class C shares, 1.05% of the Large Cap Blend Fund’s average daily net assets for Common Class shares of the Large Cap Blend Fund and 1.30% of the Large Cap Blend II Fund’s average daily net assets for Common Class shares of the Large Cap Blend II Fund.  Voluntary waivers and expense reimbursements or credits may be reduced or discontinued at any time.

A discussion regarding the basis of the respective Credit Suisse Board’s approval of the Target Fund’s investment advisory contract is available in the Large Cap Blend Fund Annual Report to shareholders for the period ended December 31, 2010 and in the Large Cap Blend II Fund Semi-Annual Report to shareholders for the period ended April 30, 2011.  A discussion regarding the basis for approval of each Acquiring Fund’s investment advisory agreement will be available in that Fund’s first [annual] [semi-annual] report to shareholders.

Who are the other service providers?

Distribution and Rule 12b-1 Plan

Target Funds. CSAMSI, an affiliate of CSAM, located at Eleven Madison Avenue, New York, New York 10010, serves as the primary distributor for the Target Funds.  Each Target Fund has adopted distribution and service (12b-1) plans, pursuant to Rule 12b-1 under the 1940 Act, to compensate CSAMSI and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Target Fund’s shares and for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than paying other types of sales charges.

The 12b-1 fees paid by the Target Funds vary by share class as follows:

•                  The Class A shares 12b-1 Plan currently provides that a service fee of 0.25% per year of the average daily net assets of the Class A shares will be paid as compensation to CSAMSI.

•                  The Class B 12b-1 Plan currently provides that: (i) an asset based sales charge of 0.75% per year and (ii) a service fee of 0.25% per year, in each case, of the average daily net assets of the Class B shares will be paid as compensation to CSAMSI.

•                  The Class C 12b-1 Plan currently provides that: (i) an asset-based sales charge of 0.75% per year and (ii) a service fee of 0.25% per year, in each case, of the average daily net assets of the Class C shares will be paid as compensation to CSAMSI.

•                  The Common Class 12b-1 Plan only applies to the Large Cap Blend II Fund, and provides that the Large Cap Blend II Fund pays CSAMSI a fee calculated at an annual rate of 0.25% of the average daily net assets of the Common Class shares of the Fund.  This fee is intended to compensate CSAMSI, or to enable

CSAMSI to compensate other persons, for providing services to the Fund.  There is no 12b-1 fee for Common Class shares of the Large Cap Blend Fund.

Acquiring Funds. Aberdeen Fund Distributors LLC (“AFD”), an affiliate of AAMI, located at 1735 Market Street, 32nd Floor, Philadelphia, Pennsylvania 19103, serves as the Acquiring Funds’ primary distributor.  The Acquiring Funds have adopted a 12b-1 Plan with respect to certain classes of shares.  The 12b-1 Plan permits the Acquiring Funds to compensate AFD for expenses associated with the distribution of certain classes of shares of the Funds.

The Acquiring Funds pay AFD an annual fee in an amount that will not exceed the following amounts:

•                  0.25% of the average daily net assets of Class A shares of the Funds (distribution or service fee); and

•                  1.00% of the average daily net assets of Class C shares for the Funds (0.25% service fee).

Administrative Services (Acquiring Funds Only)

Class A and Institutional Service Class shares of the Acquiring Funds are subject to an administrative services fee of up to 0.25%, which is in addition to Rule 12b-1 fees for Class A shares described above.  These fees are paid by the Acquiring Funds to broker-dealers or other financial intermediaries who provide administrative support services to beneficial shareholders on behalf of the Acquiring Funds.

To address the difference in Administrative Services Fees paid by the Target Funds and the Acquiring Funds, the total expense ratios of each Combined Fund will be capped gross of administrative service fees.

Administrator

Target Funds. CSAMSI and State Street serve as co-administrators to the Target Funds pursuant to separate written agreements with the Target Funds (the “CSAMSI Co-Administration Agreement” and the “State Street Co-Administration Agreement,” respectively).  State Street is located at One Lincoln Street, Boston, Massachusetts 02111.  For the services provided by CSAMSI under the CSAMSI Co-Administration Agreement, each Target Fund pays CSAMSI a fee calculated daily and paid monthly at the annual rate of 0.09% of the Fund’s average daily net assets.  For the services provided by State Street under the State Street Co-Administration Agreement, each Target Fund pays State Street a fee calculated at the annual rate of its pro-rated share of 0.05% of the first $5 billion in average daily net assets of the Credit Suisse Funds Complex (the “Fund Complex”), 0.03% of the Fund Complex’s next $5 billion in average daily net assets, and 0.02% of the Fund Complex’s average daily net assets in excess of $10 billion, subject to an annual minimum fee exclusive of out-of-pocket expenses.  Each class of shares of the Target Fund bears its proportionate share of fees payable to State Street in the proportion that its assets bear to the aggregate assets of the Fund at the time of calculation.

Acquiring Funds. AAMI, located at 1735 Market Street, 32nd Floor, Philadelphia, Pennsylvania 19103, provides administrative services to the Acquiring Funds, which includes various administrative and accounting services, daily valuation of each Fund’s shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the Aberdeen Board, pursuant to a Fund Administration Agreement.  Aberdeen Funds pays the following fees for these fund administration services as set out below.  Fees will be computed daily and payable monthly on the first business day of each month, or as otherwise set out below.

Asset-Based Annual Fee

•                  0.065% of the first $500 million in aggregate net assets of all Funds of Aberdeen Funds, plus

•                  0.045% of aggregate net assets of all Funds of Aberdeen Funds in excess of $500 million up to $2 billion; plus

•                  0.02% of the aggregate net assets of all Funds of Aberdeen Funds in excess of $2 billion.

The asset-based fees are subject to an annual minimum fee equal to the number of Funds of Aberdeen Funds multiplied by $25,000.

Out of Pocket Expenses and Miscellaneous Charges

Aberdeen Funds will also be responsible for out-of-pocket expenses (including, but not limited to, the cost of the pricing services that the administrator utilizes and any networking fees paid as out-of-pocket expenses) reasonably incurred by the administrator or its subcontractors in providing services to Aberdeen Funds.  All fees and expenses shall be paid by Aberdeen Funds to the Administrator on behalf of each Fund.

Sub-Administrator (Acquiring Funds Only) and Transfer Agent

Target Funds. Boston Financial Data Services, Inc. (“BFDS”), an affiliate of State Street, located at 30 Dan Road, Canton, MA 02021-2809, serves as the transfer agent for the Target Funds.

Acquiring Funds.  BFDS also serves as the transfer agent for the Acquiring Funds.  State Street serves as the sub-administrator for the Acquiring Funds.  For the administration services provided by State Street to each Acquiring Fund, AAMI pays State Street an asset-based fee that is calculated based on the assets of certain registered and unregistered funds and segregated accounts advised by AAMI and its affiliates, plus certain out-of-pocket expenses, subject to a minimum fee.

Custodial Services

State Street serves as the custodian for the Target Funds and the Acquiring Funds.

Auditors

Target Funds. PricewaterhouseCoopers LLP, located at 125 High Street, Boston, Massachusetts 02110, serves as the Target Funds’ independent registered public accounting firm.

Acquiring Funds. KPMG LLP will serve as the Acquiring Funds’ independent registered public accounting firm and is located at 1601 Market Street, Philadelphia, PA 19103.

Comparison of dividends and distributions, purchase, redemption and exchange policies

Dividends and Other Distributions

The Target Funds typically distribute dividends and capital gains annually, usually in December.  The Target Funds may make additional distributions at other times if necessary to avoid a federal tax.  The Acquiring Funds expect to declare and distribute their net investment income, if any, to shareholders as dividends quarterly. Capital gains, if any, may be distributed at least annually. The Acquiring Funds may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Funds.  For more information about dividends, distributions and the tax implications of investing in the Acquiring Funds, please see the section entitled “Additional Information About the Acquiring Funds — Distribution and Taxes” in this Proxy Statement/Prospectus.

Shareholder Transactions and Services of the Target Funds and the Acquiring Funds

The following discussion compares the shareholder transactions and services of the Target Funds and their corresponding Acquiring Funds.  For more detailed information on the shareholder transactions and services of the Target Funds, please see the prospectuses for the Target Funds.  For more detailed information on the shareholder transactions and services of the Acquiring Funds, see “Additional Information About the Acquiring Funds” in this Proxy Statement/Prospectus.

Sales Charges, Reduction of Sales Charges and Sales Charge Exemptions

Class A Shares.  There is a maximum sales charge of 5.75% for Class A shares of each of the Target Funds and the Acquiring Funds.   The sales charge is calculated as a percentage of the offering price for Class A shares.  Target Fund shareholders of Class B shares that are issued Class A shares of an Acquiring Fund as part of a Reorganization will not be subject to any maximum sales charge (load) upon the exchange.  Class A shares of an Acquiring Fund purchased after a Reorganization will be subject to the applicable front end sales charge.

Initial Sales Charges — Class A

Sales charges on Class A shares of the Target Funds and Acquiring Funds are reduced as the amount invested increases, provided that the amount invested reaches certain specified levels.  The tables below show the sales charge schedule for the Target Funds and the Acquiring Funds.

Target Funds — Sales Charge Schedule for Class A shares

Amount of Purchase	Percentage of Amount Invested	Percentage of Offering Price	Commission to Financial Representative as a % of Offering Price
Less than $50,000	6.10%	5.75%	5.00%
$50,000 up to $100,000	4.99%	4.75%	4.00%
$100,000 up to $250,000	3.90%	3.75%	3.00%
$250,000 up to $500,000	2.56%	2.50%	2.00%
$500,000 up to $1 million	2.04%	2.00%	1.75%
$1 million or more	0 *	0	1.00%**

* On purchases of $1,000,000 or more, there is no initial sales charge although there could be a limited CDSC (as described below in CDSC on Target Fund Class A Shares).

**  The distributor may pay a financial representative a fee as follows: up to 1% on purchases up to and including $3 million, up to 0.50% on the next $47 million and up to 0.25% on purchase amounts over $50 million.

The reduced sales charges shown above apply to the total amount of purchases of Class A shares of a Target Fund made at one time by any “purchaser.” The term “purchaser” includes:

1.  Individuals and Members of Their Immediate Families: an individual, the individual’s spouse or domestic partner, and his or her children and parents (each, an “immediate family member”), including any Individual Retirement Account (IRA) of the individual or an immediate family member;

2.  Controlled Companies: any company controlled by the individual and/or an immediate family member (a person, entity or group that holds 25% or more of the outstanding voting securities of a company will be deemed to control the company, and a partnership will be deemed to be controlled by each of its general partners);

3.  Related Trusts: a trust created by the individual and/or an immediate family member, the beneficiaries of which are the individual and/or an immediate family member; and

4.  UGMA/UTMA Accounts: a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account created by the individual and or an immediate family member.

If Target Fund investors qualify for reduced sales charges based on purchases they are making at the same time in more than one type of account listed above, they must notify their financial representative at the time of purchase and request that their financial representative notify the Fund’s transfer agent or distributor. For more information, Target Fund shareholders should contact their financial representative.

All accounts held by any “purchaser” will be combined for purposes of qualifying for reduced sales charges under the Letter of Intent, Right of Accumulation and Concurrent Purchases privileges, which are discussed in more detail below. A Target Fund’s financial representative may not know about all of a Target Fund investor’s accounts that own shares of the Credit Suisse Funds. In order to determine whether you qualify for a reduced sales charge on your current purchase, you must notify your financial representative of any other investments that you or your related accounts have in the Credit Suisse Funds, such as shares held in an IRA, shares held by a member of your immediate family or shares held in an account at a broker/dealer or financial intermediary other than the financial representative handling your current purchase. For more information about qualifying for reduced sales charges, consult your financial representative, which may require that you provide documentation concerning related accounts.

From time to time, the Target Funds’ distributor may re-allow the full amount of the sales charge to financial representatives as a commission for sales of such shares. They also receive a service fee at an annual rate equal to 0.25% of the average daily net assets represented by the Class A shares they are servicing.

Acquiring Funds — Sales Charge Schedule for Class A shares

Amount of Purchase	Percentage of Offering Price	Net Amount Invested (Approximately)	Dealer Commission as a % of Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 up to $100,000	4.75%	4.99%	4.00%
$100,000 up to $250,000	3.50%	3.63%	3.00%
$250,000 up to $500,000	2.50%	2.56%	2.00%
$500,000 up to $1 million	2.00%	2.04%	1.75%
$1 million or more	None	None	None *

*Dealer may be eligible for a finder’s fee as described below in “CDSC on Acquiring Fund Class A Shares.”

Reduction of Class A Sales Charges

Letter of Intent

Target Fund Class A Shares.  Target Fund shareholders who plan to invest at least $50,000 (excluding any reinvestment of dividends and capital gains distributions) in Class A shares of a Fund during the next 13 months (based on the public offering price of shares purchased) can use a letter of intent to qualify for reduced sales charges. A letter of intent is a letter an investor signs under which the Fund agrees to impose a reduced sales charge based on the investor’s representation that he or she intends to purchase at least $50,000 of Class A shares of the Fund. The investor must invest at least $1,000 when he or she submits a Letter of Intent, and may include purchases of Fund shares made up to 90 days before the receipt of the Letter. Letters of Intent may be obtained by contacting your financial representative and should be submitted to the Fund’s distributor or transfer agent. The 13-month period during which the Letter is in effect will begin on the date of the earliest purchase to be included. Completing a Letter of Intent does not obligate an investor to purchase additional shares, but if an investor does not buy enough shares to qualify for the projected level of sales charges by the end of the 13-month period (or when the investors sells his shares, if earlier), the sales charges will be recalculated to reflect the actual amount of the investor’s purchases. The investor must pay the additional sales charge within 30 days after he is notified or the additional sales charge will be deducted from the investor’s account.

Acquiring Fund Class A Shares.  If an Acquiring Fund investor declares in writing that the investor or a group of family members living at the same address intend to purchase at least $50,000 in Class A shares during a 13-month period, the sales charge for such purchases will be based on the total amount that the investor or the investor’s family group intends to invest. Investors can also combine purchases of Class C Shares to fulfill the Letter of Intent.  Neither the investor nor the investor’s family group are legally required to complete the purchases indicated in the Letter of Intent. However, if the Letter of Intent is not fulfilled, additional sales charges may be due and shares in the applicable account or accounts will be liquidated to cover those sales charges.

Rights of Accumulation

Target Fund Class A Shares.  Target Fund Class A shareholders may be eligible for reduced sales charges based upon the current NAV of shares owned in the respective Target Fund or in other Credit Suisse Funds. The sales charge on each purchase of Fund shares is determined by adding the current NAV of all the classes of shares the investor currently holds to the amount of Fund shares being purchased. The Target Funds’ Right of Accumulation is illustrated by the following example: If a Target Fund investor holds shares in any Credit Suisse Fund currently valued in the amount of $50,000, a current purchase of $50,000 will qualify for a reduced sales charge (i.e., the sales charge on a $100,000 purchase).  The Target Funds’ reduced sales charge is applicable only to current purchases. A Target Fund shareholder’s financial representative must notify the transfer agent or the distributor that the account is eligible for the Right of Accumulation.

Acquiring Fund Class A Shares.  To qualify for the reduced Class A sales charge that would apply to a larger purchase than one that an Acquiring Fund shareholder is currently making, the Acquiring Fund shareholder and his or her other family members living at the same address can add the value of any Class A, Class C or Class D shares (not all Aberdeen Funds offer Class D shares) in all Aberdeen Funds that he or she currently own or are currently purchasing to the value of his or her Class A purchase.

Share Repurchase/Reinstatement Privilege

Target Fund Class A Shares.  The Reinstatement Privilege permits shareholders to reinvest the proceeds of a redemption of the Fund’s Class A shares within 30 days from the date of redemption in Class A shares of the fund or of another Credit Suisse Fund without an initial sales charge. Your financial representative must notify the transfer agent or the distributor prior to your purchase in order to exercise the Reinstatement Privilege. In addition, a Limited CDSC paid to the distributor may be credited with the amount of the Limited CDSC in shares of the Credit Suisse Fund at the current NAV if a shareholder reinstates his fund account holdings within 30 days from the date of redemption.

Acquiring Fund Class A Shares.  If an Acquiring Fund investor redeems Acquiring Fund shares from his account, the investor qualifies for a one-time reinvestment privilege.  Acquiring Fund investors may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of redeeming shares on which such investor previously paid a sales charge.  (Reinvestment does not affect the amount of any capital gains tax due.  However, if an investor realizes a loss on a redemption and then reinvests all or some of the proceeds, all or a portion of that loss may not be tax deductible.)

Other Sales Charge Reductions

Concurrent Purchases (Target Funds). Target Fund shareholders may be eligible for reduced sales charges based on concurrent purchases of any class of shares purchased in any Credit Suisse Fund. For example, if the investor concurrently invests $25,000 in one fund and $25,000 in another, the sales charge on both funds would be reduced to reflect a $50,000 purchase. The Target Fund investor’s financial representative must notify the transfer agent or the distributor prior to his or her purchase that he or she is exercising the Concurrent Purchases privilege.

CDSCs on Class A Shares

CDSC on Target Fund Class A Shares. There is no front-end sales charge on purchases of Class A shares of a Target Fund of $1,000,000 or more.  A limited CDSC will be imposed by the Target Funds upon redemptions of these Class A shares made within 12 months of purchase, if such purchases were made at NAV on a purchase of $1,000,000 or more and the distributor paid a commission to the financial representative.

The limited CDSC also applies to redemptions of shares of other funds into which such Class A shares are exchanged. Any limited CDSC charged on a redemption of exchanged-for fund shares is computed in the manner set forth in the exchanged-for Fund’s Prospectus. You will not have to pay a limited CDSC when you redeem Fund shares that you purchased in exchange for shares of another Fund, if you paid a sales charge when you purchased that other Fund’s shares.  The Limited CDSC will be paid to the distributor and will be equal to the lesser of 1% of:

•                  the NAV at the time of purchase of the Class A shares being redeemed; or

•                  the NAV of such Class A shares at the time of redemption.

For purposes of this formula, the “NAV at the time of purchase” will be the NAV at the time of purchase of such Class A shares, even if those shares are later exchanged. In the event of an exchange of such Class A shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares into which the Class A shares have been exchanged. The limited CDSC on Class A shares will be waived on redemptions made pursuant to the fund’s automatic withdrawal plan pursuant to which up to 1% monthly or 3% quarterly of an account (excluding dividend reinvestments) may be withdrawn, provided that no more than 12% of the total market value of an account may be withdrawn over any 12-month period. Shareholders who elect automatic withdrawals on a semi-annual or annual basis are not eligible for the waiver.

CDSC on Acquiring Fund Class A Shares.  There is no front-end sales charge on purchases of Class A shares of an Acquiring Fund of $1,000,000 or more.   You can purchase $1 million or more in Class A shares in one or more of the funds offered by Aberdeen Funds (including the Acquiring Funds) at one time. Or, you can utilize the Rights of Accumulation Discount and Letter of Intent Discount as described above. However, a CDSC may apply when shareholders redeem shares in certain circumstances.

A CDSC of up to 1.00% applies to purchases of $1 million or more of Class A Shares if a “finder’s fee” is paid by the Funds’ distributor or adviser to the investor’s financial advisor or intermediary and the investor redeems the shares within 18 months of purchase. The CDSC covers the finder’s fee paid to the selling dealer.

The CDSC does not apply:

•                  if you are eligible to purchase Class A shares without a sales charge for another reason; or

•                  no finder’s fee was paid; or

•                  to shares acquired through reinvestment of dividends or capital gains distributions.

Listed below are the breakpoints that apply to the Acquiring Funds’ Class A shares CDSC:

Acquiring Funds
Amount of Purchase	Amount of CDSC
$1 Million up to $4 Million	1.00%
$4 Million up to $25 Million	0.50%
$25 Million or More	0.25%

An Acquiring Fund shareholder may be subject to a CDSC if he or she did not pay an upfront sales charge and redeems Class A shares within 18 months of the date of purchase. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. If an investor redeems a portion of your shares, shares that are not subject to a CDSC are redeemed first, followed by shares owned the longest. This minimizes the CDSC you pay.

The CDSC for Class A shares of the Funds is described above; however, the CDSC for Class A shares of other Aberdeen Funds may be different and are described in their respective prospectuses. If you purchase more than one Aberdeen Fund and subsequently redeem those shares, the amount of the CDSC is based on the specific combination of Aberdeen Funds purchased and is proportional to the amount you redeem from each Aberdeen Fund.

Class A shares of an Acquiring Fund received in connection with a Reorganization will not be subject to the CDSC.  Future purchases of Class A shares of an Acquiring Fund made after a Reorganization will be subject to a CDSC if the applicable conditions are met.

Investors of both the Target Funds and the Acquiring Funds may be able to eliminate front-end sales charges on Class A shares if they qualify for a sales charge waiver, as discussed below.

Sales Charge Waivers — Class A Shares

No sales charge will be assessed on Class A shares sold to the following:

Target Funds*	Acquiring Funds**
Investment advisory clients of CSAM;	Investment advisory clients of AAMI’s affiliates;

Officers, current and former directors or trustees of the Fund, current and former directors or trustees of other investment companies managed by CSAM or its affiliates, officers, directors and full-time employees of CSAM; or the spouse, siblings, children, parents, or grandparents of any such person or any such person’s spouse (collectively, “relatives”), or any trust or IRA or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative, if such sales are made for investment purposes (such shares may not be resold except to the Fund);

Directors, officers, full-time employees (and their spouses, children or immediate relatives) of companies that may be affiliated with AAMI from time to time;

An agent or broker of a dealer that has a sales agreement with the distributor, for his or her own account or an account of a relative of any such person, or any trust or IRA or self-employed retirement plan for the benefit of any such person or relative (such shares may not be resold except to the Fund);

Investors purchasing shares through an unaffiliated brokerage firm that has an agreement with the Acquiring Funds or the Acquiring Funds’ distributor to waive sales charges;

Shares purchased by (a) registered investment advisers (“RIAs”) on behalf of fee-based accounts or (b) broker-dealers that have sales agreements with the Fund and for which shares have been purchased on behalf of wrap fee client accounts, and for which such RIAs or broker-dealers perform advisory, custodial, record keeping or other services;

Directors, officers, full-time employees, sales representatives and their employees and investment advisory clients of a broker-dealer that has a dealer/selling agreement with the Acquiring Funds’ distributor;

Shares purchased for 401(k) Plans, 403(b) Plans, 457 Plans, employee benefit plans sponsored by an employer and pension plans;	Retirement plans;
Class B shares that are automatically converted to Class A shares;

Any investor who pays for shares with proceeds from sales of Class D shares of an Aberdeen Fund (Class D shares are offered by other Aberdeen Funds, but not the Acquiring Funds) and Class A Shares are purchased instead; and

Class A shares acquired when dividends and distributions are reinvested in the Fund; and

Aberdeen Funds will agree to exercise its discretion, as permitted in the Acquiring Funds’ prospectus, to waive redemption fees from Fee Based Discretionary platforms and certain Non-Discretionary platforms which have entered into agreements with the Acquiring Funds.

Class A shares offered to any other investment company to effect the combination of such company with the Fund by merger, acquisition of assets or otherwise.	The Acquiring Funds’ SAI lists other investors eligible for sales charge waivers.

*If you qualify for a waiver of the sales charge, you must notify your financial representative at the time of purchase and request that your financial representative notify the Fund’s transfer agent or distributor. For more information, contact your financial representative.

**If you qualify for a reduction or waiver of Class A sales charges, you must notify Customer Service, your financial advisor or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their current NAV. In order to obtain a sales charge reduction, you may need to provide your financial intermediary or the

Funds’ transfer agent, at the time of purchase, with information regarding shares of the Funds held in other accounts which may be eligible for aggregation. Such information may include account statements or other records regarding shares of the Funds held in (i) all accounts (e.g., retirement accounts) with the Funds and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse and children under 21). You should retain any records necessary to substantiate historical costs because the Funds, their transfer agent, and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waiver.  This information regarding breakpoints is available free of charge by visiting www.aberdeen-asset.us.

Contingent Deferred Sales Charges—Class B Shares and Class C Shares of the Target Funds and Class C Shares of the Acquiring Funds

Target Fund Class B Shares. Target Fund investors may choose to purchase Class B shares at the Fund’s NAV, although such shares may be subject to a CDSC if you redeem your investment within four years. The CDSC does not apply to investments held for more than four years. Each time a Target Fund investor places a request to redeem shares, the Fund will first redeem any shares in his account that are not subject to a deferred sales charge and then the shares in his account that you have held the longest.

When the Class B CDSC is imposed on Target Fund shareholders, the amount of the CDSC will depend on the number of years that the investor has held the shares according to the table below. The CDSC will be assessed on an amount equal to the lesser of the then current NAV or the original purchase price of the shares identified for redemption.

Year After Purchase	CDSC Percentage
1st	4%
2nd	3%
3rd	2%
4th	1%
After 4th year	None

Financial representatives selling Class B shares of the Target Funds receive a commission of up to 4.00% of the purchase price of the Class B shares they sell. Beginning on the first anniversary of the date of purchase, they also receive a service fee at an annual rate equal to .25% of the average daily net assets represented by the Class B shares they are servicing.

Class B shareholders of the Target Funds will receive Class A shares of the Acquiring Funds in the Reorganizations.  For more information, see “Comparison of Target Funds and Acquiring Funds — Sales Charges, Reductions of Sales Charges and Sales Charge Exemptions.” The Acquiring Funds do not offer Class B shares.

Target Fund Class C Shares. Target Fund investors may choose to purchase Class C shares at NAV, although such shares will be subject to a 1% CDSC if shares are redeemed within 1 year. If you exchange your shares for Class C shares of another Credit Suisse Fund, the CDSC is computed in the manner set forth in the exchanged-for fund’s Prospectus. The 1-year period for the CDSC begins with the date of your original purchase, not the date of the exchange for the other Class C shares. The 1% CDSC on Class C shares will be applied in the same manner as the CDSC on Class B shares and waived under the same circumstances that would result in a waiver of the CDSC on Class B shares. Class C shares are not convertible to Class A shares and are subject to a distribution fee of 1.00% per annum of average daily net assets.

Financial representatives selling Class C shares receive a commission of up to 1.00% of the purchase price of the Class C shares they sell. Also, beginning on the first anniversary of the date of purchase, they receive an annual fee of up to 1.00% of the average daily net assets represented by the Class C shares held by their clients.

The CDSC applicable to redemptions of Class C shares made within one year from the original date of purchase of such shares is waived for donor-advised charitable funds advised or sponsored by Credit Suisse or its affiliates.

Acquiring Fund Class C Shares. Class C shares of the Acquiring Funds are subject to a 1.00% CDSC of shares if redeemed within the first year. For Class C shares of the Acquiring Funds, the CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. If an Acquiring Fund investor redeems a portion of his shares, shares that are not subject to a CDSC are redeemed first, followed by shares that the investor has owned the longest. This minimizes the amount of CDSC that is paid.

The Acquiring Funds’ distributor or adviser may compensate broker-dealers and financial intermediaries for sales of Class C shares from its own resources at the rate of 1.00% of sales of Class C shares.

CDSC Waivers —Class B Shares of the Target Funds and Class A and Class C Shares of the Acquiring Funds

The CDSC on Class B shares (Target Funds only) and Class C shares may be waived or reduced in the following circumstances:

Target Funds (Class B)	Acquiring Funds (Class A and Class C)*
Redemptions as a result of shareholder death or disability (as defined in the Code);	Redemptions following the death or disability of a shareholder, provided the redemption occurs within one year of the shareholder’s death or disability;
Redemptions related to required minimum distributions from retirement plans or accounts at age 70½, which are required without penalty pursuant to the Code;	Mandatory withdrawals of Class A or Class C shares from traditional IRA accounts after age 70½ and for other required distributions from retirement accounts;

Redemptions made pursuant to the Fund’s automatic withdrawal plan pursuant to which up to 1% monthly or 3% quarterly of an account (excluding dividend reinvestments) may be withdrawn, provided that no more than 12% of the total market value of an account may be withdrawn over any 12-month period. Shareholders who elect automatic withdrawals on a semi-annual or annual basis are not eligible for the waiver;

Redemptions of Class C shares from retirement plans offered by retirement plan administrators that maintain an agreement with the Acquiring Funds, AAMI or the Acquiring Funds’ distributor; and
Shares acquired when dividends and distributions are reinvested in the Fund; and	The redemption of Class A or Class C shares purchased through reinvested dividends or distributions.
Shares received pursuant to the exchange privilege which are currently exempt from a CDSC.
Redemptions effected by the Fund pursuant to its right to liquidate a shareholder’s account with a current NAV of less than $250 will not be subject to the CDSC.

*If a CDSC is charged when you redeem your Class C shares, and you then reinvest the proceeds in Class C shares within 30 days, shares equal to the amount of the CDSC are re-deposited into your new account.  If you qualify for a waiver of a CDSC, you must notify Customer Service, your financial advisor or intermediary at the time of purchase and must also provide any required evidence showing that you qualify. Your financial intermediary may not have the capability to waive such sales charges.

Conversion of Class B Shares of the Target Funds

Class B shares of a Target Fund held for eight years after purchase will be automatically converted into Class A shares and accordingly will no longer be subject to the CSDC, as follows:

Class B Shares	When Converted to Class A

Shares issued at initial purchase	Eight years after date of purchase

Shares issued on reinvestment of dividends and distributions	In the same proportion as the number of Class B shares converting is to total Class B shares you own (excluding shares issued as a dividend)

Shares issued upon exchange from another Credit Suisse Fund	On the date the shares originally acquired would have converted into Class A shares

Reinstatement Privilege for Class B and Class C Shares of the Target Funds.

If you redeemed Class B or Class C shares of a Credit Suisse Fund in the past 30 days and paid a deferred sales charge, you may buy Class B or Class C shares, as appropriate, of the fund or of another Credit Suisse Fund at the current NAV and be credited with the amount of the deferred sales charges in shares of the Credit Suisse Fund, if the distributor is notified.

Redemption Fee

Each of the Acquiring Funds impose a 2.00% redemption fee (short-term trading fee) for any shares redeemed or exchanged within 30 days after the date they were acquired.  The redemption fee is imposed to discourage frequent trading of Acquiring Fund shares and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares redeemed or exchanged under regularly scheduled withdrawal plans and in other limited circumstances.  The Target Funds do not impose redemption fees.  Acquiring Fund shares issued in connection with the Reorganization will not be subject to the redemption fee; however, any Acquiring Fund shares purchased after the Reorganization would be subject to the redemption fee.

Purchases, Redemptions and Exchanges of Shares

Certain  purchase, redemption and exchange procedures employed by the Target Funds and the Acquiring Funds are similar. Each Fund offers shares through its distributor on a continuous basis. Investors may generally purchase both initial and additional shares by mail, wire, telephone or the internet, and may exchange their shares for shares of the same class of another fund in the respective mutual fund complex, subject to certain restrictions.  More detailed information regarding how shareholders can purchase, redeem and exchange shares of the Acquiring Funds is available in the “Additional Information About the Acquiring Funds” section of this Proxy Statement/Prospectus.  More information regarding how shareholders can purchase, redeem and exchange shares of the Target Funds is available in the Target Funds’ prospectuses.  The table below sets out certain purchase, redemption and exchange policies of the Target Funds and the Acquiring Funds, although certain exceptions apply as set out in the Target Funds’ prospectuses and in the “Additional Information About the Acquiring Funds” section of the Proxy Statement/Prospectus.  The investment minimums in the table below will not apply to shares received in connection with a Reorganization. See the Funds’ prospectuses for more details.

	Target Funds Class A, B, C and Common Class	Acquiring Funds Class A and C	Acquiring Funds Institutional Service Class
Minimum Initial Investment	$2,500 ($500 for IRAs)	$1,000 ($1,000 for IRAs)	$1,000,000
Minimum Subsequent Investment	$100	$50	None
Automatic Investment Plan/Automatic Withdrawal Plan	$50/$250	$50/$50	None
Purchase, Redemption and Exchange	By mail, phone, wire or ACH transfer (ACH and wire are not an option for exchanges)	By mail, phone, wire or ACH transfer (ACH and wire are not an option for exchanges)	Call toll-free number

Under certain circumstances, the Target Funds and the Acquiring Funds may make redemptions in kind.  The Target Funds and the Acquiring Funds may suspend the right of redemption for such periods as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

Are there any significant differences between the Charter Documents of Credit Suisse Large Cap Blend Fund, Inc. and Credit Suisse Capital Funds and the Charter Documents of Aberdeen Funds?

Comparison of Maryland corporations (Large Cap Blend Fund, Inc.), Massachusetts business trusts (Credit Suisse Capital Funds) and Delaware statutory trusts (Aberdeen Funds):

In General

A fund organized as a series of a Massachusetts business trust, such as Credit Suisse Capital Funds, of which Large Cap Blend II is a series, is governed by the trust’s declaration of trust or similar instrument. Massachusetts law allows the trustees of a business trust to set the terms of a fund’s governance in its declaration. All power and authority to manage the fund and its affairs generally reside with the trustees, and shareholder voting and other rights are limited to those provided to the shareholders in the declaration. Because Massachusetts law governing business trusts provides more flexibility compared to typical state corporate statutes, the Massachusetts business trust has become a common form of organization for mutual funds. However, some consider it less desirable than other entities because it relies on the terms of the applicable declaration and judicial interpretations rather than statutory provisions for substantive issues, such as the personal liability of shareholders and trustees, and does not provide the level of certitude that corporate laws like those of Maryland, or newer statutory trust laws, such as those of Delaware, provide.

A fund organized as a Maryland corporation, such as Large Cap Blend Fund, Inc. on the other hand, is governed both by the Maryland General Corporation Law (the “MGCL”) and the Maryland corporation’s charter and bylaws. For a Maryland corporation, unlike a Massachusetts trust, the MGCL prescribes many aspects of corporate governance.

Shareholders of a Maryland corporation generally are shielded from personal liability for the corporation’s debts or obligations. Shareholders of a Massachusetts business trust, on the other hand, are not afforded the statutory limitation of personal liability generally afforded to shareholders of a corporation from the trust’s liabilities. Instead, a fund’s declaration of trust typically provides that a shareholder will not be liable, and further provides for indemnification to the extent that a shareholder is found personally liable, for the fund’s acts or obligations. The Amended and Restated Agreement and Declaration of Trust, as amended, for Credit Suisse Capital Funds (“Credit Suisse Capital Funds Declaration”) contains such provisions.

Similarly, the trustees of a Massachusetts business trust are not afforded the protection from personal liability for the obligations of the trust by form of organization. The directors of a Maryland corporation, on the other hand, generally are shielded from personal liability for the corporation’s acts or obligations under the corporate form of organization. Courts in Massachusetts have, however, recognized limitations of a trustee’s personal liability in contract actions for the obligations of a trust contained in the trust’s declaration, and declarations may also provide that trustees may be indemnified out of the assets of the trust to the extent held personally liable. The Credit Suisse Capital Funds Declaration contains such provisions.

A fund organized as a series of a Delaware statutory trust, such as the U.S. Equity I Fund and the U.S. Equity II Fund, each of which is a series of Aberdeen Funds, a Delaware statutory trust, is governed both by the Delaware Statutory Trust Act (the “Delaware Act”) and the trust’s declaration of trust or similar instrument; for Aberdeen Funds it is the Trust’s Amended and Restated Agreement and Declaration of Trust (the “Aberdeen Declaration”). As is common for Delaware statutory trusts, internal governance matters of Aberdeen Funds are generally a function of the terms of the Aberdeen Declaration and related by-laws. Aberdeen Funds has taken advantage of the flexibility of the Delaware Act which generally defers to the terms of a Delaware statutory trust’s governing instrument with respect to internal affairs.

Consistent with the Delaware Act, the Aberdeen Declaration provides that shareholders are entitled to the same limitation of personal liability extended to stockholders of a private corporation organized for profit under Delaware’s general corporation law.

Maryland Corporations — Large Cap Blend Fund

A Maryland corporation is governed by the MGCL, its charter and bylaws. Some of the key provisions of the MGCL are summarized below.

Shareholder Voting

Under the MGCL, a Maryland corporation having outstanding shares generally cannot dissolve, amend its charter, or engage in a statutory share exchange, merger or consolidation unless approved by a vote of shareholders. Shareholders of Maryland corporations are generally entitled to one vote per share and fractional votes for fractional shares held. The charter of the Large Cap Blend Fund contains such a provision.

Election and Removal of Directors

Shareholders of a Maryland corporation generally are entitled to elect and remove directors. Shareholders of the Large Cap Blend Fund may elect directors at any annual meeting or a special meeting in lieu thereof.  Shareholders may, in accordance with the terms of the charters and bylaws of the Large Cap Blend Fund, cause a meeting of shareholders to be held for the purpose of voting on the removal of Directors. Pursuant to the MGCL, shareholders of the Fund may, by a majority vote of the shareholders at any meeting called for such purpose, remove a director with cause or without cause.  Also, the Large Cap Blend Fund would be required to call a special meeting of shareholders in accordance with the requirements of the 1940 Act to seek approval of new management and advisory arrangements, of a material increase in service or distribution fees or of a change in fundamental policies, objectives or restrictions.

Amendments to the Charter

Under the MGCL, shareholders of corporations are entitled to vote on amendments to the charter. However, the board of directors of a Maryland corporation is authorized, without a vote of the shareholders, to amend the charter to change the name of the corporation, to change the name or other designation of any class or series of stock and to change the par value of any class or series of stock. Under the MGCL, generally a change in the name or other designation of a class or series of stock, however, may not change the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, or terms or conditions of redemption. The board of directors of a Maryland corporation may, however, if permitted by the charter, classify or reclassify any unissued stock by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption. The charter of the Large Cap Blend Fund permits the Board to do so.

Issuance of Shares

The board of directors of a Maryland corporation has the power to authorize the issuance of stock and, prior to issuance of shares of each class or series, the board of directors of a Maryland corporation is required by Maryland law to set the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series.  The charter of the Large Cap Blend Fund permits the board of directors to redeem shares involuntarily from any shareholder upon such terms and conditions as the board shall deem advisable.

Shareholder, Director and Officer Liability

Under Maryland law, shareholders generally are not personally liable for debts or obligations of a corporation. The MGCL provides that a director who has met his or her statutory standard of conduct has no liability for reason of being or having been a director. The indemnification provisions and the limitation on liability are both subject to any limitations of the 1940 Act, which generally provides that no director or officer shall be protected from liability to the corporation or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The provisions governing the advance of expenses are subject to applicable requirements of the 1940 Act or rules thereunder.  The charter of the Large Cap Blend Fund, Inc. provides that, to the fullest extent permitted by the MGCL, no director or officer shall be personally liable to the Fund or its stockholders for money damages.

Derivative Actions

Under Maryland law, applicable case law at the time of a particular derivative action will establish any requirements or limitations with respect to shareholder derivative actions.

Massachusetts Business Trusts — Credit Suisse Capital Funds

Credit Suisse Capital Funds is governed by the Credit Suisse Capital Funds Declaration and by-laws (the “By-Laws”, together with the Credit Suisse Capital Funds Declaration, the “Governing Documents”).  Under the Credit Suisse Capital Funds Declaration, any determination as to what is in the interests of the Trust made by the Trustees in good faith is conclusive, and in construing the provisions of the Credit Suisse Capital Funds Declaration, there is a presumption in favor of a grant of power to the Trustees.  Further, the Credit Suisse Capital Funds Declaration provides that the exercise by the Trustees of their powers and discretions is binding upon everyone interested and any determination made by the Trustees in good faith as to what is in the interests of the Trust is conclusive.  The following is a summary of some of the key provisions of the Credit Suisse Capital Funds’ Governing Documents.

Shareholder Voting

The 1940 Act requires a vote of shareholders on matters that Congress has determined might have a material effect on shareholders and their investments. For example, shareholder consent is required under the 1940 Act to approve new investment advisory agreements in many cases, an increase in an advisory fee or a 12b-1 fee, changes to fundamental policies, the election of directors or trustees in certain circumstances, and the merger or reorganization of a fund in certain circumstances, particularly where the merger or consolidation involves an affiliated party.

The Credit Suisse Capital Funds Declaration requires a shareholder vote on matters in addition to those required under the 1940 Act, such as the removal of Trustees by shareholders, the termination of a portfolio or the Trust, mergers, consolidations and sales of assets, derivative actions (to the same extent as shareholders of a Massachusetts business corporation) and certain amendments to the Credit Suisse Declaration.  Shareholders have no power to vote on any matter except as required by applicable law, the Governing Documents, or as otherwise determined by the Trustees.

There are ordinarily no annual meetings of shareholders, but special meetings may be called by the Trustees and by the written request of shareholders owning at least ten percent of the outstanding shares entitled to vote.  The Credit Suisse Capital Funds Declaration provides that the presence, in person or by proxy, of the shareholders entitled to cast at least a majority of the votes which all shareholders are entitled to cast on the particular matter shall constitute a quorum for the purpose of considering such matter.  Except as may otherwise be required by applicable law, the Credit Suisse Capital Funds Declaration or the Trustees, the affirmative vote of a majority of the shares present in person or by proxy is required to approve a matter, except that Trustees are elected by plurality vote.

Election and Removal of Trustees

The Credit Suisse Capital Funds Declaration provides that the Trustees determine the size of the board of trustees, subject to a maximum of twenty, and to set and alter the terms of office of the trustees, and may make their terms of unlimited duration. It also provides that vacancies on the board of trustees may be filled by the remaining Trustees, except when election by the shareholders is required under the 1940 Act  Therefore, there will normally be no meetings of shareholders for the purpose of electing trustees unless and until such time as required by law.  Trustees are then elected by a plurality vote of the shareholders.  A Trustee may be removed at any time with or without cause by action of at least two-thirds of the Trustees or by a vote of shareholders holding not less than two-thirds of the shares of each series then outstanding.

Issuance of Shares

Under the Credit Suisse Capital Funds Declaration, the Trustees are permitted to issue an unlimited number of shares for such consideration and on such terms as the Trustees may determine. Shareholders are not entitled to any pre-emptive rights or other rights to subscribe to additional shares.

Series and Classes

The Credit Suisse Capital Funds Declaration gives broad authority to the Trustees to establish portfolios and classes in addition to those currently established and to determine the rights and preferences, conversion rights, voting powers, rights of redemption and special and relative rights as to dividends and distributions of the shares of the portfolios and classes.  The Trustees are also authorized to terminate a series with the consent of shareholders.

Amendments to Declaration

Amendments to the Credit Suisse Capital Funds Declaration generally require a vote by a majority of the Credit Suisse Capital Funds’ shareholders, although certain amendments that do not adversely affect the rights of shareholders may be made by the Trustees without a shareholder vote.  However, no amendment may be made that would impair the exemption from personal liability of the trustees or shareholders of the trust, or that would permit an assessment upon any shareholder.

Shareholder, Trustee and Officer Liability

The Governing Documents provide that shareholders have no personal liability for the acts or obligations of Credit Suisse Capital Funds and require Credit Suisse Capital Funds to indemnify a shareholder from any loss or expense arising solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reasons. In addition, Credit Suisse Capital Funds will assume the defense of any claim against a shareholder for personal liability at the request of the shareholder. Similarly, the Governing Documents provide that any person who is a trustee, officer or employee of Credit Suisse Capital Funds is not personally liable to any person in connection with the affairs of Credit Suisse Capital Funds, other than arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his or her duty.  The Governing Documents further provide for indemnification of Trustees and officers and advancement of the expenses of defending any such actions for which indemnification might be sought.  The Credit Suisse Capital Funds Declaration also provides that Trustees shall not be liable for errors of judgment or mistakes of fact or law, and may rely in good faith on expert advice.

Derivative Actions

Massachusetts has what is commonly referred to as a “universal demand statute,” which requires that a shareholder make a written demand on the board, requesting the board members to bring an action, before the shareholder is entitled to bring or maintain a court action or claim on behalf of the entity.

Delaware Statutory Trusts — Aberdeen Funds

As a Delaware statutory trust, Aberdeen Funds and its series, the U.S. Equity I Fund and the U.S. Equity II Fund, are governed by the Aberdeen Declaration, by-laws and the Delaware Act.  The operations of Aberdeen Funds are also subject to the provisions of the 1940 Act, the rules and regulations of the SEC thereunder and applicable state securities laws.  The following is a summary of certain key provisions of the Aberdeen Declaration.

Shareholder Voting

Aberdeen Funds is not required to hold annual meetings of shareholders and does not intend to hold such meetings.  In the event that a meeting of shareholders is held, all shares of  Aberdeen Funds are entitled to vote on a matter vote without differentiation between the separate series or classes; provided however, (1) if any matter to be voted on affects only the interests of some but not all series or classes, then only the shareholders of such affected series or classes shall be entitled to vote on the matter or (2) if the 1940 Act or other applicable law or regulation requires voting by series or by class, then the shares shall vote as prescribed by such law or regulation.  Each share shall be entitled to one vote for each full share, and a fractional vote for each fractional share.  Shareholders of Aberdeen Funds do not have cumulative voting rights in the election of trustees or on any other matter.  Meetings of shareholders of Aberdeen Funds, or any, series or, class thereof, may be called by the trustees, the Chairman of the Board or President of Aberdeen Funds or upon the written request of holders of 10% or more of the shares entitled to vote at such meetings.  The Aberdeen Declaration provides that the shareholders have the power to, vote only with respect to: (1) the election of trustees to the extent and as provided therein; and (2) with respect to such additional matters relating to Aberdeen Funds as may be required by the Aberdeen Declaration, Aberdeen Funds’ by-laws, the 1940 Act or any registration statement of Aberdeen Funds with the SEC; or (3) as the trustees may consider necessary or desirable.  Generally, unless a larger quorum is required by applicable law, thirty-three and one-third percent (33-1/3%) of the shares present in person or represented by proxy and entitled to vote at a shareholders’ meeting constitute a quorum at the meeting.  Generally, subject to certain provisions of the Aberdeen Declaration, the by-laws or applicable law which may require a different vote: (1) in all matters other than the election of trustees, the affirmative vote of the majority of votes cast at a shareholders’ meeting at which a quorum is present shall be the act of the shareholders; (2) trustees shall be elected by a plurality of the votes cast at a shareholders’ meeting at which a quorum is present.  In electing trustees, all series in Aberdeen Funds vote together.

Election and Removal of Trustees

The Aberdeen Declaration provides that the trustees determine the size of the board of trustees, subject to a maximum of fifteen.  Each trustee serves until he or she dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner than any of such events, until the next meeting of shareholders called for the purpose of electing trustees and until the election and qualification of his or her successor.  Shareholders may elect trustees, including filling any vacancies in the board of trustees, at any meeting of shareholders called by the board of trustees for that purpose.  A meeting of shareholders for the purpose of electing one or more trustees may be called by the board of trustees or, to the extent provided by the 1940 Act and the rules and regulations thereunder, by the shareholders.

The Aberdeen Declaration permits the Aberdeen board of trustees to remove a trustee with or without cause at any time at a duly constituted meeting or by a written consent signed by at least a majority of the then trustees specifying the effective date of removal.  Shareholders have the power to remove a trustee only to the extent provided in the 1940 Act and regulations thereunder.

Issuance of Shares

Under the Aberdeen Declaration, the trustees are permitted to issue an unlimited number of shares for such consideration (but not less than the net asset value thereof) and in such form as the trustees may determine.  Shareholders are not entitled to any pre-emptive rights or other rights to subscribe to new or additional shares and have no priority or preference over any other shares with respect to dividends or distributions.  Shares are subject to such other rights and preferences as the trustees may determine.

Series and Classes

The Aberdeen Declaration gives broad authority to the trustees to establish series and classes in addition to those currently established and to determine the rights and preferences of the series and classes.  The trustees are also authorized to terminate a series or a class without a vote of shareholders under certain circumstances.

Amendments to the Aberdeen Declaration

Generally, the Aberdeen Declaration permits the trustees to amend the Aberdeen Declaration by an instrument in writing signed by not less than a majority of the Aberdeen board of trustees unless the Aberdeen

Declaration, the 1940 Act or the requirement of any securities exchange on which shares are listed for trading requires shareholders approve such an amendment.

Liability and Indemnification of Trustees and Officers

To protect the trustees against certain liabilities, the Aberdeen Declaration provides that to the fullest extent that limitations on the liability of agents are permitted by the Delaware Act and other applicable law, the trustees and officers shall not be responsible or liable in any event for any act or omission of any other agent of Aberdeen Funds or any investment adviser or principal underwriter of Aberdeen Funds.

In addition, the Aberdeen Declaration provides that Aberdeen Funds, out of its property, shall indemnify and hold harmless each and every officer and trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or trustee’s performance of his or her duties as an officer or Trustee of Aberdeen Funds.  Nothing in the Aberdeen Declaration indemnifies, holds harmless or protects any officer or trustee from or against any liability to Aberdeen Funds or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office (such conduct is referred to as “Disqualifying Conduct”).

The Aberdeen Declaration provides that to the fullest extent permitted by applicable law, the officers and trustees are entitled and have the authority to purchase with trust property, insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a trustee or officer in connection with any claim, action, suit or proceeding in which such person becomes involved by virtue of such person’s capacity or former capacity with Aberdeen Funds.

Shareholder Liability

Under Delaware law, shareholders generally are not personally liable for the obligations of a Delaware statutory trust.  A shareholder is entitled to the same limitation of liability extended to stockholders of private, for-profit corporations organized under Delaware general corporation law .  Similar statutory or other authority, however, limiting shareholder liability does not exist in certain states.  As a result, to the extent that Aberdeen Funds or a shareholder is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law, thereby subjecting the shareholder to liability.  To guard against this risk, the Aberdeen Declaration: (1) contains a provision entitling Aberdeen Funds’ shareholders to the same limitation of personal liability extended to stockholders of a private corporation organized for profit under the general corporate law of Delaware; and (2) provides for indemnification out of the property of Aberdeen Funds or its applicable series, for any shareholder held personally liable for the obligations of Aberdeen Funds that arise solely from the shareholder’s ownership of Aberdeen Funds.  In addition, notice of disclaimer of shareholder liability will normally be given in each agreement, obligation, or instrument entered into or executed by Aberdeen Funds on behalf of Aberdeen Funds.  Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which (1) a court refuses to apply Delaware law; (2) no contractual limitation of liability is in effect; and (3) the applicable Aberdeen Fund is unable to meet its obligations to indemnify a shareholder.

Derivative Actions

Generally, a shareholder may bring a derivative action on behalf of Aberdeen Funds only if the shareholder or shareholders first make a pre-suit demand upon the trustees to bring the subject action unless an effort to cause the trustees to bring such action is excused.  A demand on the trustees is only excused if a majority of the Aberdeen board of trustees, or a majority of any committee established to consider the merits of such action, has a personal financial interest in the action at issue.

The foregoing is only a summary of certain rights of shareholders under the charter documents governing Large Cap Blend Fund, Inc., Credit Suisse Capital Funds and Aberdeen Funds under applicable state law, and is not a complete description of provisions contained in those sources.  Shareholders should refer to the provisions of those documents and state law directly for a more thorough description.

Where can I find more information?

For more information with respect to a Target Fund or an Acquiring Fund concerning the following topics, please refer to the following:

For a Target Fund: (i) see “More About Your Fund — Distributions” and “More About Your Fund — Taxes” in the Target Fund’s prospectus for more information about a Fund’s policy with respect to distributions and for tax considerations relating to investing in a Fund; (ii) see “Choosing A Class Of Shares” in the Target Fund’s prospectus for more information about the share classes offered by a Fund; (iii) see “Buying And Selling Shares” in the Target Fund’s prospectus for more information about purchase, redemption and exchange of shares of a Fund; (iv) see “Other Shareholder Information” in the Target Fund’s prospectus for more information about  pricing, sales charges and waivers of sales charges; and (v) see “Other Information” in the Target Fund’s prospectus for more information about a Fund’s distribution arrangements.

For an Acquiring Fund: see “Additional Information About the Acquiring Funds” in this Proxy Statement/Prospectus for more information about a Fund’s policy with respect to distributions and for tax considerations relating to investing in a Fund, the share classes offered by a Fund, sales charges and waivers of sales charges, pricing, purchase, redemption and exchange of shares of a Fund, and the distribution and administrative service arrangements of a Fund.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS

A Note About Share Classes

Target Fund shareholders will receive either Class A, Class C or Institutional Service Class shares offered by their Acquiring Fund.

An investment in any share class of an Acquiring Fund represents an investment in the same assets of the Acquiring Fund. However, the fees, sales charges and expenses for each share class are different. The different share classes simply let you choose the cost structure that is right for you.

Choosing a Share Class

When selecting a share class, you should consider the following:

•                  which share classes are available to you;

•                  how long you expect to own your shares;

•                  how much you intend to invest;

•                  total costs and expenses associated with a particular share class; and

•                  whether you qualify for any reduction or waiver of sales charges.

Your financial advisor can help you to decide which share class is best suited to your needs.

The table below provides a comparison of Class A and Class C shares, which are available to all investors.

In addition to Class A and Class C shares, the Acquiring Funds also offer Institutional Service Class shares which are only available to institutional accounts. Institutional Service Class shares are subject to different fees and expenses, have different minimum investment requirements, and are entitled to different services. For eligible investors, Institutional Service Class shares may be more suitable than Class A or Class C shares.

Before you invest, you should compare the features of each share class, so that you can choose the class that is right for you. We describe each share class in detail on the following pages. Your financial advisor can help you with this decision. When you buy shares, be sure to specify the class of shares. If you do not choose a share class, your investment will be made in Class A shares. If you are not eligible for the class you have selected, your investment may be refused. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that an Acquiring Fund and the share class are appropriate for you. In addition, consider the Acquiring Fund’s investment objectives, principal investment strategies and principal risks to determine which Acquiring Fund and share class is most appropriate for your situation.

Comparing Class A and Class C Shares

Classes and Charges	Points to Consider
Class A Shares

Front-end sales charge up to 5.75% for Class A shares	The offering price of the shares includes a front-end sales charge which means that a portion of your initial investment goes toward the sales charge and is not invested.

Contingent deferred sales charge (CDSC)(1)	Reduction and waivers of sales charges may be available.

Annual service and/or 12b-1 fee of 0.25%	Total annual operating expenses are lower than Class C expenses which means higher dividends and/or NAV per share.

Administrative services fee of up to 0.25%	No conversion feature.

No maximum investment amount.

Class C Shares

CDSC of 1.00%	No front-end sales charge means your full investment immediately goes toward buying shares.

No reduction of CDSC, but waivers may be available.

The CDSC declines to zero after one year.

Annual service and/or 12b-1 fee of 1.00%	Total annual operating expenses are higher than Class A expenses which means lower dividends and/or NAV per share.

No administrative services fee	No conversion feature.

Maximum investment amount of $1,000,000(2). Larger investments may be rejected.

(1) Unless you are otherwise eligible to purchase Class A shares without a sales charge, a CDSC of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder’s fee was paid.

(2) This limit was calculated based on a one-year holding period.

Class A Shares

Class A shares may be most appropriate for investors who want lower Fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.

Front-End Sales Charges for Class A Shares

	Sales Charge as a Percentage of		Dealer Commission
		Net Amount Invested	as Percentage of
Amount of Purchase	Offering Price	(Approximately)	Offering Price

Less than $50,000	5.75%	6.10%	5.00%
$50,000 up to $100,000	4.75	4.99	4.00
$100,000 up to $250,000	3.50	3.63	3.00
$250,000 up to $500,000	2.50	2.56	2.00
$500,000 up to $1 million	2.00	2.04	1.75
$1 million or more	None	None	None	*

*     Dealer may be eligible for a finder’s fee as described in “Purchasing Class A Shares without a Sales Charge” below.

Reduction and Waiver of Class A Sales Charges

If you qualify for a reduction or waiver of Class A sales charges, you must notify Customer Service, your financial advisor or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their current NAV. In order to obtain a sales charge reduction, you may need to provide your financial intermediary or the Fund’s transfer agent, at the time of purchase, with information regarding shares of the Acquiring Funds held in other accounts which may be eligible for aggregation. Such information may include account statements or other records regarding shares of the Funds held in (i) all accounts (e.g., retirement accounts) with the Acquiring Funds and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse and children under 21). You should retain any records necessary to substantiate historical costs because the Acquiring Funds, their transfer agent, and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waiver. See “Reduction of Class A Sales Charges” and “Waiver of Class A Sales Charges” below and “Reduction of Class A Sales Charges” in the SAI for more information. This information regarding breakpoints is available free of charge by visiting www.aberdeen-asset.us.

Reduction of Class A Sales Charges

Investors may be able to reduce or eliminate front-end sales charges on Class A shares through one or more of these methods:

•                  A Larger Investment. The sales charge decreases as the amount of your investment increases.

•                  Rights of Accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the table above), you and other family members living at the same address can add the value of any Class A, Class C or Class D shares (not all Aberdeen Funds offer Class D shares) in all Aberdeen Funds that you currently own or are currently purchasing to the value of your Class A purchase.

•                  Share Repurchase Privilege. If you redeem Acquiring Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of redeeming shares on which you previously paid a sales charge. (Reinvestment does not affect the amount of any capital gains tax due. However, if you realize a loss on your redemption and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)

•                  Letter of Intent Discount. If you declare in writing that you or a group of family members living at the same address intend to purchase at least $50,000 in Class A shares during a 13-month period, your sales charge is based on the total amount you intend to invest. You can also combine your holdings of Class A, Class C and Class D shares to fulfill your Letter of Intent. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges.

Waiver of Class A Sales Charges

Front-end sales charges on Class A shares are waived for the following purchasers:

•                  investors purchasing shares through an unaffiliated brokerage firm that has an agreement with the Acquiring Fund or the Acquiring Funds’ distributor to waive sales charges;

•                  directors, officers, full-time employees, sales representatives and their employees and investment advisory clients of a broker-dealer that has a dealer/selling agreement with the Acquiring Funds’ distributor;

•                  any investor who pays for shares with proceeds from sales of Class D shares of an Aberdeen Fund (Class D shares are offered by other Aberdeen Funds, but not the Funds) and Class A Shares are purchased instead;

•                  retirement plans;

•                  investment advisory clients of AAMI’s affiliates

•                  Aberdeen Funds will agree to exercise its discretion, as permitted in the Acquiring Fund Prospectuses, to waive redemption fees from Fee Based Discretionary platforms and certain Non-Discretionary platforms which have entered into agreements with the Acquiring Funds; and

•                  directors, officers, full-time employees (and their spouses, children or immediate relatives) of companies that may be affiliated with AAMI from time to time.

The SAI lists other investors eligible for sales charge waivers.

Purchasing Class A Shares Without a Sales Charge

Purchases of $1 million or more of Class A shares have no front-end sales charge. You can purchase $1 million or more in Class A shares in one or more of the funds offered by Aberdeen Funds at one time. Or, you can utilize the Rights of Accumulation Discount and Letter of Intent Discount as described above. However, a contingent deferred sales charge (CDSC) may apply when you redeem your shares in certain circumstances (see “Contingent Deferred Sales Charges on Certain Redemptions of Class A Shares”).

A CDSC of up to 1.00% applies to purchases of $1 million or more of Class A Shares if a “finder’s fee” is paid by the Acquiring Funds’ distributor or AAMI to your financial advisor or intermediary and you redeem your shares within 18 months of purchase. The CDSC covers the finder’s fee paid to the selling dealer.

The CDSC does not apply:

•                  if you are eligible to purchase Class A shares without a sales charge for another reason; or

•                  no finder’s fee was paid; or

•                  to shares acquired through reinvestment of dividends or capital gains distributions.

Contingent Deferred Sales Charge on Certain Redemptions of Class A Shares

Amount of Purchase	Amount of CDSC
$1 Million up to $4 Million	1.00%
$4 Million up to $25 Million	0.50%
$25 Million or More	0.25%

A shareholder may be subject to a CDSC if he or she did not pay an upfront sales charge and redeems Class A shares within 18 months of the date of purchase. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. If you redeem a portion of your shares, shares that are not subject to a CDSC are redeemed first, followed by shares that you have owned the longest. This minimizes the CDSC you pay. Please see “Waiver of Contingent Deferred Sales Charges-Class A and Class C Shares” for a list of situations where a CDSC is not charged.

The CDSC for Class A shares of the Funds is described above; however, the CDSC for Class A shares of other Aberdeen Funds may be different and are described in their respective prospectuses. If you purchase more than one Aberdeen Fund and subsequently redeem those shares, the amount of the CDSC is based on the specific combination of Aberdeen Funds purchased and is proportional to the amount you redeem from each Aberdeen Fund.

Waiver of Contingent Deferred Sales Charges — Class A and Class C Shares

The CDSC is waived on:

•                  the redemption of Class A or Class C shares purchased through reinvested dividends or distributions;

•                  Class A or Class C shares sold following the death or disability of a shareholder, provided the redemption occurs within one year of the shareholder’s death or disability;

•                  mandatory withdrawals of Class A or Class C shares from traditional IRA accounts after age 70½ and for other required distributions from retirement accounts; and

•                  redemptions of Class C shares from retirement plans offered by retirement plan administrators that maintain an agreement with the Acquiring Funds, AAMI or the Acquiring Funds’ distributor.

If a CDSC is charged when you redeem your Class C shares, and you then reinvest the proceeds in Class C shares within 30 days, shares equal to the amount of the CDSC are re-deposited into your new account.

If you qualify for a waiver of a CDSC, you must notify Customer Service, your financial advisor or intermediary at the time of purchase and must also provide any required evidence showing that you qualify. Your financial intermediary may not have the capability to waive such sales charges.   For more complete information, see the SAI.

Class C Shares

Class C shares may be appropriate if you are uncertain how long you will hold your shares. If you redeem your Class C shares within the first year after you purchase them you must pay a CDSC of 1%.

For Class C shares, the CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. If you redeem a portion of your shares, shares that are not subject to a CDSC are redeemed first, followed by shares that you have owned the longest. This minimizes the CDSC that you pay. See “Waiver of Contingent Deferred Sales Charges-Class A and Class C Shares” for a list of situations where a CDSC is not charged.

The Acquiring Funds’ distributor or AAMI may compensate broker-dealers and financial intermediaries for sales of Class C shares from its own resources at the rate of 1.00% of sales of Class C shares.

Share Classes Available Only to Institutional Accounts

The Acquiring Funds offer Institutional Service Class shares. Only certain types of entities and selected individuals are eligible to purchase shares of these classes.

If an institution or retirement plan has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account. Plan fiduciaries should consider their obligations under ERISA when determining which class is appropriate for the retirement plan.

Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer including:

•                  the level of distribution and administrative services the plan requires;

•                  the total expenses of the share class; and

•                  the appropriate level and type of fee to compensate the intermediary. An intermediary may receive different compensation depending on which class is chosen.

Institutional Service Class Shares

Institutional Service Class shares are available for purchase only by the following:

•                  retirement plans advised by financial professionals who are not associated with brokers or dealers primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;

•                  retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Acquiring Funds for these services;

•                  a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are part of a program that collects an administrative services fee;

•                  registered investment advisers investing on behalf of institutions and high net-worth individuals where the adviser is compensated by the Funds for providing services; or

•                  life insurance separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(k) plans.

Sales Charges and Fees

Sales Charges

Sales charges, if any, are paid to the Acquiring Funds’ distributor. These fees are either kept or paid to your financial advisor or other intermediary.

Distribution and Service Fees

The Acquiring Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act, which permits the Class A and Class C shares of the Acquiring Funds to compensate the Acquiring Funds’ distributor or any other entity approved by the Board (collectively, “payees”) for expenses associated with distribution-related and/or shareholder services provided by such entities. These fees are paid to the Acquiring Funds’ distributor and are either kept or paid to your financial advisor or other intermediary for distribution and shareholder services. Institutional Service Class shares pay no 12b-1 fees.

These 12b-1 fees are in addition to applicable sales charges and are paid from the Acquiring Funds’ assets on an ongoing basis. The 12b-1 fees are accrued daily and paid monthly.  As a result, 12b-1 fees increase the cost of your investment and over time may cost more than other types of sales charges. Under the Distribution Plan, Class A and Class C shares pay the Funds’ distributor annual amounts not exceeding the following:

Class	As a % of Daily Net Assets
Class A shares	0.25% (distribution or service fee)
Class C shares	1.00% (0.25% service fee)

Administrative Services Fees

Class A and Institutional Service Class shares of the Acquiring Funds are subject to fees pursuant to an Administrative Services Plan adopted by the Aberdeen Board. (These fees are in addition to Rule 12b-1 fees for Class A shares as described above.) These fees are paid by the Funds to broker-dealers or other financial intermediaries who provide administrative support services to beneficial shareholders on behalf of the Acquiring Funds. Under the Administrative Services Plan, each Acquiring Fund may pay a broker-dealer or other intermediary a maximum annual administrative services fee of 0.25% for Class A and Institutional Service Class shares; however, many intermediaries do not charge the maximum permitted fee or even a portion thereof.

Because these fees are paid out of the Acquiring Funds’ Class A and Institutional Service Class assets on an ongoing basis, these fees will increase the cost of your investment in such share class over time and may cost you more than paying other types of fees.

Revenue Sharing

AAMI and/or its affiliates (collectively, “Aberdeen”) may make payments for marketing, promotional or related services provided by broker-dealers and other financial intermediaries that sell shares of Aberdeen Funds or which include them as investment options for their respective customers.

These payments are often referred to as “revenue sharing payments.” The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of the Acquiring Funds on a recommended or preferred list and/or access to an intermediary’s personnel and other factors. Current revenue sharing payments have various structures and typically may be made in one or more of the following forms, one time payments of up to 0.25% on gross sales, asset-based payments of up to 0.15%, flat fees or minimum aggregate fees of up to $50,000 annually. These amounts are subject to change at the discretion of Aberdeen. Revenue sharing payments are paid from Aberdeen’s own legitimate profits and other of its own resources (not from the Acquiring Funds) and may be in addition to any Rule 12b-1 payments that are paid to broker-dealers and other financial intermediaries. The Board will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Acquiring Funds to ensure that the levels of such advisory fees do not involve the indirect use of the Acquiring Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by Aberdeen and not from the Acquiring Funds’ assets, the amount of any revenue sharing payments is determined by Aberdeen.

In addition to the revenue sharing payments described above, Aberdeen may offer other incentives to sell shares of the Acquiring Funds in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such payments may include:

•                  the Acquiring Funds’ distributor and other affiliates of AAMI;

•                  broker-dealers;

•                  financial institutions; and

•                  other financial intermediaries through which investors may purchase shares of an Acquiring Fund.

Payments may be based on current or past sales, current or historical assets or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to sell shares of the Acquiring Funds to you instead of shares of funds offered by competing fund families.

Contact your financial intermediary for details about revenue sharing payments it may receive.

Notwithstanding the revenue sharing payments described above, AAMI is prohibited from considering a broker-dealer’s sale of any of Aberdeen Fund shares in selecting such broker-dealer for the execution of Acquiring Fund portfolio transactions, except as may be specifically permitted by law.

Acquiring Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally may have assisted customers in the purchase of Acquiring Fund shares, although neither such assistance nor the volume of shares sold of Aberdeen Funds or any affiliated investment company is a qualifying or disqualifying factor in AAMI’s selection of such broker-dealer for portfolio transaction execution.

Investing Through Financial Intermediaries

Financial intermediaries may provide varying arrangements for their clients to purchase and redeem shares of the Acquiring Funds.  In addition, financial intermediaries are responsible for providing to you any communication from the Acquiring Funds to their shareholders, including but not limited to, prospectuses, prospectus supplements, proxy materials and notices regarding the source of dividend payments under Section 19 of the Act.  They may charge additional fees not described in this prospectus to their customers for such services.

If shares of the Acquiring Funds are held in a “street name” account with financial intermediary, all recordkeeping, transaction processing and payments of distributions relating to your account will be performed by the financial intermediary, and not by the Acquiring Funds and their transfer agent.  Since the Acquiring Funds will have no record of your transactions, you should contact your financial intermediary to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account or to obtain information about your account.  The transfer of shares in a “street name” account to an account with another dealer or to an account directly with an Acquiring Fund involve special procedures and may require you to obtain historical purchase information about the shares in the account from your financial intermediary.  If your financial intermediary’s relationship with Aberdeen is terminated, and you do not transfer your account to another financial intermediary, Aberdeen Funds reserves the right to redeem your shares. Aberdeen Funds will not be responsible for any loss in an investor’s account resulting from a redemption.

Financial intermediaries may be authorized to accept, on behalf of Aberdeen Funds, purchase, redemption and exchange orders placed by or on behalf of their customers, and if approved by Aberdeen Funds, to designate other financial intermediaries to accept such orders.  In these cases:

•                        An Acquiring Fund will be deemed to have received an order that is in good form when the order is accepted by the financial intermediary on a business day, and the order will be priced at the Fund’s net asset value per share (adjusted for any applicable sales charge and redemption fee) next determined after such acceptance.

•                        Financial intermediaries are responsible for transmitting accepted orders to an Acquiring Fund within the time period agreed upon by them.

You should contact your financial intermediary to learn whether it is authorized to accept orders for Aberdeen Funds.

Contacting Aberdeen Funds

Customer Service Representatives are available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday at 866-667-9231.

Automated Voice Response Call 866-667-9231, 24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:

•                  make transactions;

•                  hear fund price information; and

•                  obtain mailing and wiring instructions.

Internet Go to www.aberdeen-asset.us/aam.nsf/usRetail/home 24 hours a day, seven days a week, for easy access to your mutual fund accounts. The website provides instructions on how to select a password and perform transactions. On the website, you can:

•                                download Acquiring Fund Prospectuses;

•                                obtain information on the Acquiring Funds;

•                                access your account information; and

•                                request transactions, including purchases, redemptions and exchanges.

By Regular Mail  Aberdeen Funds, P.O. Box 55930, Boston, MA 02205-5930.

By Overnight Mail  Boston Financial Data Services, Aberdeen Funds, 30 Dan Road, Canton, MA 02021.

By Fax  866-923-4269.

Share Price

The net asset value or “NAV” is the value of a single share. A separate NAV is calculated for each share class of an Acquiring Fund. The NAV is:

•                  calculated at the close of regular trading (usually 4 p.m. Eastern Time) each day the New York Stock Exchange is open.

•                  generally determined by dividing the total net market value of the securities and other assets owned by an Acquiring Fund allocated to a particular class, less the liabilities allocated to that class, by the total number of outstanding shares of that class.

The purchase or “offering” price for Acquiring Fund shares is the NAV (for a particular class) next determined after the order is received in good form by the Acquiring Funds’ transfer agent or an authorized intermediary, plus any applicable sales charge. An order is in “good form” if the Acquiring Funds’ transfer agent has all the information and documentation it deems necessary to effect your order.

Please note the following with respect to the price at which your transactions are processed:

•                  Acquiring Fund shares will generally not be priced on any day the New York Stock Exchange is closed.

•                  Aberdeen Funds reserves the right to reprocess purchase (including dividend reinvestments), redemption and exchange transactions that were processed at a NAV that is subsequently adjusted, and to recover amounts from (or distribute amounts to) shareholders accordingly based on the official closing NAV, as adjusted.

•                  The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange and/or the bond markets are stopped at a time other than their regularly scheduled closing time.  In the event the New York Stock Exchange does not open for business, Aberdeen Funds may, but is not required to, open the Acquiring Funds for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open.  To learn whether the Acquiring Funds are open for business during this situation, please call 1-866-667-9231.

The Acquiring Funds do not calculate NAV on days when the New York Stock Exchange is closed. The New York Stock Exchange is closed on the following days:

•                  New Year’s Day

•                  Martin Luther King, Jr. Day

•                  Presidents’ Day

•                  Good Friday

•                  Memorial Day

•                  Independence Day

•                  Labor Day

•                  Thanksgiving Day

•                  Christmas Day

•                  Other days when the New York Stock Exchange is closed.

Foreign securities may trade in their local markets on days the Acquiring Funds are closed. As a result, if an Acquiring Fund holds foreign securities, its NAV may be impacted on days when investors may not be able to purchase or redeem shares.

Buying Shares

Fund Transactions

All transaction orders must be received by the Acquiring Funds’ transfer agent in Boston, MA or an authorized intermediary prior to the calculation of each Acquiring Fund’s NAV to receive that day’s NAV.  The Funds have the right to close your account after a period of inactivity, as determined by state law, and transfer your shares to the appropriate state.

How to Buy Shares	How to Exchange* or Sell** Shares

Be sure to specify the class of shares you wish to purchase. Each Acquiring Fund may reject any order to buy shares and may suspend the offering of shares at any time.	* Exchange privileges may be amended or discontinued upon 60 days written notice to shareholders. ** A medallion signature guarantee may be required.

See “Medallion Signature Guarantee” below.

Through an authorized intermediary. The Acquiring Funds or the Acquiring Funds’ distributor have relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange and redemption orders for the Acquiring Funds. Your transaction is processed at the NAV next calculated after the Acquiring Funds’ transfer agent or an authorized intermediary receives your order in proper form.

Through an authorized intermediary. The Acquiring Funds or the Acquiring Funds’ distributor have relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange and redemption orders for the Acquiring Funds. Your transaction is processed at the NAV next calculated after the Acquiring Funds’ transfer agent or an authorized intermediary receives your order in proper form.

By mail. Complete an application and send with a check made payable to: Aberdeen Funds. Payment must be made in U.S. dollars and drawn on a U.S. bank. The Acquiring Funds do not accept cash, starter checks, third-party checks, travelers’ checks, credit card checks or money orders.

By mail or fax. You may request an exchange or redemption by mailing or faxing a letter to Aberdeen Funds. The letter must include your account number(s) and the name(s) of the Acquiring Fund(s) you wish to exchange from and to. The letter must be signed by all account owners. We reserve the right to request original documents for any faxed requests.

By telephone. You will have automatic telephone privileges unless you decline this option on your application. The Acquiring Funds follow procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Acquiring Funds may revoke telephone privileges at any time, without notice to shareholders.

By telephone. You will have automatic telephone privileges unless you decline this option on your application. The Acquiring Funds follow procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Acquiring Funds may revoke telephone privileges at any time, without notice to shareholders. For redemptions, shareholders who own shares in an IRA account should call 866-667-9231.

Additional information for selling shares. A check made payable to the shareholder(s) of record will be mailed to the address of record. The Acquiring Funds may record telephone instructions to redeem shares, and may request redemption instructions in writing, signed by all shareholders on the account.

On-line. Transactions may be made through the Aberdeen Funds website at www.aberdeen-asset.us. However, the Acquiring Funds may discontinue on-line transactions of Acquiring Fund shares at any time.	On-line. Transactions may be made through the Aberdeen Funds website at www.aberdeen-asset.us. However, the Acquiring Funds may discontinue on-line transactions of Acquiring Fund shares at any time.

By bank wire. You may have your bank transmit funds by federal funds wire to the Acquiring Funds’ custodian bank. The authorization will be in effect unless you give the Acquiring Funds written notice of its termination.

•     if you choose this method to open a new account, you must call our toll-free number before you wire your investment and arrange to fax your completed application.

•     your bank may charge a fee to wire funds.

•     the wire must be received by 4:00 p.m. in order to

By bank wire. The Acquiring Funds can wire the proceeds of your redemption directly to your account at a commercial bank. A voided check must be attached to your application. The authorization will be in effect unless you give the Acquiring Funds written notice of its termination.

•     your proceeds typically will be wired to your bank on the next business day after your order has been processed.

•     Aberdeen Funds deducts a $20 service fee from the redemption proceeds for this service.

receive the current day’s NAV.	• your financial institution may also charge a fee for receiving the wire. • funds sent outside the U.S. may be subject to higher fees. Bank wire is not an option for exchanges.

By Automated Clearing House (ACH). You can fund your Acquiring Fund account with proceeds from your bank via ACH on the second business day after your purchase order has been processed. A voided check must be attached to your application. Money sent through ACH typically reaches Aberdeen Funds from your bank in two business days. There is no fee for this service. The authorization will be in effect unless you give the Acquiring Funds written notice of its termination.

By Automated Clearing House (ACH). Your redemption proceeds can be sent to your bank via ACH on the second business day after your order has been processed. A voided check must be attached to your application. Money sent through ACH should reach your bank in two business days. There is no fee for this service. The authorization will be in effect unless you give the Acquiring Funds written notice of its termination. ACH is not an option for exchanges.

Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number 866-667-9231. Eligible entities or individuals wishing to conduct transactions in Institutional Service Class shares should call our toll-free number 866-667-9231.

Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number 866-667-9231. Eligible entities or individuals wishing to conduct transactions in Institutional Service Class shares should call our toll-free number 866-667-9231.

Fair Value Pricing

The Aberdeen Board has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Acquiring Funds are valued in order to determine the Acquiring Funds’ NAV. The Valuation Procedures provide that the Acquiring Funds’ assets are valued primarily on the basis of market quotations. Where such market quotations are either unavailable or are deemed by AAMI to be unreliable, a Pricing Committee, consisting of officers of Aberdeen Funds and employees of AAMI, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Pricing Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review of the Valuation Committee of the Aberdeen Board.

A “significant event” is an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of a Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments, or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that an Acquiring Fund’s NAV is calculated, an Acquiring Fund may fair value their foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on the Acquiring Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. Fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments.

Therefore, the fair values assigned to an Acquiring Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, each Acquiring Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which an Acquiring Fund’s shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

In-Kind Purchases

Each Acquiring Fund may accept payment for shares in the form of securities that are permissible investments for the Acquiring Fund.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, unless such information is collected by the broker-dealer or other financial intermediary pursuant to an agreement, the Acquiring Funds must obtain the following information for each person that opens a new account:

•                  name;

•                  date of birth (for individuals);

•                  residential or business street address (although post office boxes are still permitted for mailing); and

•                  Social Security number, taxpayer identification number or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Acquiring Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Acquiring Funds may restrict your ability to purchase additional shares until your identity is verified. The Acquiring Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Accounts with Low Balances

Maintaining small accounts is costly for the Acquiring Funds and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above each Acquiring Fund’s minimum.

•                  If the value of your account falls below $1,000, you are generally subject to a $5 quarterly fee. Shares from your account are redeemed each quarter to cover the fee, which is returned to the Acquiring Fund to offset small account expenses. Under some circumstances, each Acquiring Fund may waive the quarterly fee.

•                  Each Acquiring Fund reserves the right to redeem your remaining shares and close your account if a redemption of shares brings the value of your account below $1,000. In such cases, you will be notified and given 60 days to purchase additional shares before the account is closed.

Exchanging Shares

You may exchange your Acquiring Fund shares for shares of any Aberdeen Fund that is currently accepting new investments as long as:

•                  both accounts have the same registration;

•                  your first purchase in the new fund meets its minimum investment requirement; and

•                  you purchase the same class of shares. For example, you may exchange between Class A shares of any Aberdeen Fund, but may not exchange between Class A shares and Class C shares.

The exchange privileges may be amended or discontinued upon 60 days’ written notice to shareholders.

Generally, there are no sales charges for exchanges of Class C or Institutional Service Class shares. However,

•                  if you exchange from Class A shares of an Acquiring Fund with a lower sales charge to a fund with a higher sales charge, you may have to pay the difference in the two sales charges.

•                  if you exchange Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original purchase is charged.

For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange.

You should obtain and carefully read the prospectus of the Aberdeen Fund you are acquiring before making an exchange.

Moving Share Classes in the Same Fund

A financial intermediary may redeem shares in one class held on behalf of its customers and invest the proceeds in another class of the same Acquiring Fund with a lower total expense ratio, subject to any agreements between the customer and the intermediary.  All such transactions are subject to meeting any investment minimum or eligibility requirements. Neither the Acquiring Funds nor the AAIM will make any representations regarding the tax implications of such exchanges.

Automatic Withdrawal Program

You may elect to automatically redeem Class A and Class C shares in a minimum amount of $50. Complete the appropriate section of the Mutual Fund Application for New Accounts or contact your financial intermediary or the Acquiring Funds’ transfer agent. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Generally, it is not advisable to continue to purchase Class A or Class C shares subject to a sales charge while redeeming shares using this program. An automatic withdrawal plan for Class C shares will be subject to any applicable CDSC.

Selling Shares

You can sell, or in other words redeem, your Acquiring Fund shares at any time, subject to the restrictions described below. The price you receive when you redeem your shares is the NAV (minus any applicable sales charges or redemption fee) next determined after the Acquiring Fund’s authorized intermediary or an agent of the Acquiring Fund receive your properly completed redemption request. The value of the shares you redeem may be worth more or less than their original purchase price depending on the market value of the Acquiring Fund’s investments at the time of the redemption.

You may not be able to redeem your Acquiring Fund shares or the Acquiring Funds may delay paying your redemption proceeds if:

•                  the New York Stock Exchange is closed (other than customary weekend and holiday closings);

•                  trading is restricted; or

•                  an emergency exists (as determined by the Securities and Exchange Commission).

Generally, the Acquiring Fund will pay you for the shares that you redeem within three days after your redemption request is received. Payment for shares that you recently purchased may be delayed up to 10 business days from the purchase date to allow time for your payment to clear. The Acquiring Fund may delay forwarding redemption proceeds for up to seven days:

•                  if the account holder is engaged in excessive trading, or

•                  if the amount of the redemption request would disrupt efficient portfolio management or adversely affect the Acquiring Fund.

If you choose to have your redemption proceeds mailed to you and the redemption check is returned as undeliverable or is not presented for payment within six months, the Acquiring Funds reserve the right to reinvest the check proceeds and future distributions in shares of the particular Acquiring Fund at the Acquiring Fund’s then-current NAV until you give the Acquiring Funds different instructions.

Under extraordinary circumstances, an Acquiring Fund, in its sole discretion, may elect to honor redemption requests by transferring some of the securities held by the Acquiring Fund directly to an account holder as a redemption-in-kind. For more about the Acquiring Fund’s ability to make a redemption-in-kind of securities (instead of cash), see the SAI.

The Aberdeen Board has adopted procedures for redemptions in-kind by shareholders including affiliated persons of an Acquiring Fund. Affiliated persons of an Acquiring Fund include shareholders who are affiliates of AAMI and shareholders of an Acquiring Fund owning 5% or more of the outstanding shares of that Acquiring Fund. These procedures provide that a redemption-in-kind shall be effected at approximately the affiliated shareholder’s proportionate share of the Acquiring Fund’s current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

Medallion Signature Guarantee

A medallion signature guarantee is required for redemptions of shares of the Acquiring Funds in any of the following instances:

•                  your account address has changed within the last 15 calendar days;

•                  the redemption check is made payable to anyone other than the registered shareholder;

•                  the proceeds are mailed to any address other than the address of record; or

•                  the redemption proceeds are being wired or sent by ACH to a bank for which instructions are currently not on your account.

A medallion signature guarantee is a certification by a bank, brokerage firm or other financial institution that a customer’s signature is valid. Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion signature guarantee in other circumstances, without notice.

Excessive or Short-Term Trading

The Acquiring Funds seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Acquiring Funds or sales and repurchases of Acquiring Funds within a short time period) may:

•                  disrupt portfolio management strategies;

•                  increase brokerage and other transaction costs; and

•                  negatively affect fund performance.

Each Acquiring Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Acquiring Fund, the amount of assets the Acquiring Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Acquiring Fund shares and other factors. Acquiring Funds that invests in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Acquiring Funds based on events occurring after the close of a foreign market that may not be reflected in an Acquiring Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Acquiring Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices.

The Aberdeen Board has adopted and implemented the following policies and procedures to detect, discourage and prevent excessive or short-term trading in the Acquiring Funds:

Monitoring of Trading Activity

The Acquiring Funds, through AAMI and their agents, monitor selected trades and flows of money in and out of the Acquiring Funds in an effort to detect excessive short-term trading activities. If a shareholder is found to have engaged in excessive short-term trading, the Acquiring Funds may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

Restrictions on Transactions

Whenever an Acquiring Fund is able to identify short-term trades or traders, such Acquiring Fund has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades that the Acquiring Fund identifies.  The Acquiring Fund also has sole discretion to:

•                  restrict purchases or exchanges that the Acquiring Fund or their agents believe constitute excessive trading; and

•                  reject transactions that violate the Acquiring Fund’s excessive trading policies or their exchange limits.

The Acquiring Funds have also implemented redemption and exchange fees to certain accounts to discourage excessive trading and to help offset the expense of such trading.

In general:

•                  an exchange equaling 1% or more of an Acquiring Fund’s NAV may be rejected and

•                  redemption and exchange fees are imposed on the Acquiring Funds. The Acquiring Funds may assess either a redemption fee if you redeem your Acquiring Fund shares or an exchange fee if you exchange your Acquiring Fund shares into another Aberdeen Fund. The short-term trading fees are deducted from the proceeds of the redemption of the shares.

Fair Valuation

The Acquiring Funds have fair value pricing procedures in place as described above in “Fair Value Pricing.”

Despite its best efforts, Aberdeen Funds may be unable to identify or deter excessive trades conducted through certain intermediaries or omnibus accounts that transmit aggregate purchase, exchange and redemption orders on behalf of their customers. In short, Aberdeen Funds may not be able to prevent all market timing and its potential negative impact.

Exchange and Redemption Fees

In order to discourage excessive trading, the Acquiring Funds impose exchange and redemption fees on shares held in certain types of accounts. If you redeem or exchange your Acquiring Fund shares in such an account within 30 calendar days, a fee of 2.00% of the total value of the shares may be assessed.  The redemption fee is paid directly to the Acquiring Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Acquiring Fund shares. For purposes of determining whether a redemption fee applies to an affected account, shares that were held the longest are redeemed first. If you exchange assets into an Aberdeen Fund with a redemption/exchange fee, a new period begins at the time of the exchange.

Redemption and exchange fees do not apply to:

•                  shares redeemed or exchanged under regularly scheduled withdrawal plans;

•                  shares purchased through reinvested dividends or capital gains;

•                  shares redeemed following the death or disability of a shareholder. The disability, determination of disability and subsequent redemption must have occurred during the period the fee applied;

•                  shares redeemed in connection with mandatory withdrawals from traditional IRAs after age 70½ and other required distributions from retirement accounts;

•                  shares redeemed or exchanged from retirement accounts within 30 days of an automatic payroll deduction; or

•                  shares redeemed or exchanged by any “fund of funds” that is affiliated with an Acquiring Fund.

With respect to shares redeemed or exchanged following the death or disability of a shareholder, mandatory retirement plan distributions or sale within 30 calendar days of an automatic payroll deduction, you must inform Customer Service or your intermediary that the fee does not apply. You may be required to show evidence that you qualify for the waiver. Redemption and exchange fees will be assessed unless or until the Acquiring Funds are notified that the redemption fee has been waived.

Only certain intermediaries have agreed to collect the exchange and redemption fees from their customer accounts. In addition, the fees do not apply to certain types of accounts held through intermediaries, including certain:

•                  broker wrap fee and other fee-based programs;

•                  qualified retirement plan accounts

•                  omnibus accounts where there is no capability to impose a redemption fee on underlying customers’ accounts;

•                  intermediaries that do not or cannot report sufficient information to impose an exchange fee on their customer accounts; and

•                  certain discretionary and non-discretionary investment platforms as determined by an Acquiring Fund.

To the extent that exchange and redemption fees cannot be collected on particular transactions and excessive trading occurs, the remaining Acquiring Fund shareholders bear the expense of such frequent trading.

An Acquiring Fund reserves the right to waive the redemption fee in its discretion where it believes such waivers in the best interests of the Acquiring Fund.

Distributions and Taxes

The following information is provided to help you understand the income and capital gains you can earn while you own Acquiring Fund shares, as well as the federal income taxes you may have to pay. The amount of any distribution will vary and there is no guarantee an Acquiring Fund will pay either income dividends or capital gain distributions. For tax advice about your personal tax situation, please speak with your tax adviser.

Income and Capital Gain Distributions

Each Acquiring Fund intends to qualify each year as a regulated investment company under the Code. As a regulated investment company, an Acquiring Fund generally pays no federal income tax on the income and capital gains it distributes to you. The Acquiring Funds expect to declare and distribute their net investment income, if any, to shareholders as dividends quarterly. Capital gains, if any, may be distributed at least annually. An Acquiring Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on an Acquiring Fund. All income and capital gain distributions are automatically reinvested in shares of the applicable Acquiring Fund. You may request in writing a payment in cash if the distribution is in excess of $5.

If you choose to have dividends or capital gain distributions, or both, mailed to you and the distribution check is returned as undeliverable or is not presented for payment within six months, Aberdeen Funds reserves the right to reinvest the check proceeds and future distributions in shares of the particular Acquiring Fund at the Acquiring Fund’s then-current NAV until you give Aberdeen Funds different instructions.

Tax Considerations

If you are a taxable investor, dividends and capital gain distributions you receive from an Acquiring Fund, whether you reinvest your distributions in additional Acquiring Fund shares or receive them in cash, are subject to federal income tax, state taxes and possibly local taxes:

•                  distributions are taxable to you at either ordinary income or capital gains tax rates;

•                  distributions of short-term capital gains are paid to you as ordinary income that is taxable at applicable ordinary income tax rates;

•                  distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Acquiring Fund shares;

•                  for individuals, with respect to taxable years of an Acquiring Fund beginning before January 1, 2013 (sunset date), a portion of the income dividends paid may be qualified dividend income eligible for long-term capital gain tax rates, provided that certain holding period requirements are met;

•                  for corporate shareholders, a portion of income dividends may be eligible for the corporate dividends-received deduction, subject to certain limitations; and

•                  distributions declared in October, November or December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

The amount and type of income dividends and the tax status of any capital gains distributed to you are reported on Form 1099-DIV (any exempt interest dividends will be reported on Form 1099-INT), which we send to you annually during tax season (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). An Acquiring Fund may reclassify income after your tax reporting statement is mailed to you. This can result from the rules in the Code that effectively prevent mutual funds, such as the Acquiring Funds, from ascertaining with certainty, until after the calendar year end, and in some cases an Acquiring Fund’s fiscal year end, the final amount and character of distributions the Acquiring Fund has received on its investments during the prior calendar year. Prior to issuing your statement, each Acquiring Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Acquiring Funds will send you a corrected Form 1099-DIV to reflect reclassified information.

Distributions from the Acquiring Funds (both taxable dividends and capital gains) are normally taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).

If more than 50% of each Acquiring Fund’s total assets at the end of a fiscal year is invested in foreign securities, each Acquiring Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Acquiring Fund. If an Acquiring Fund elects to do so, then any foreign taxes they pay on these investments may be passed through to you either as a deduction (in calculating U.S. taxable income, but only for investors who itemize their deductions on their personal tax returns) or as a foreign tax credit.

If you are a taxable investor and invest in an Acquiring Fund shortly before the record date of a capital gains distribution, the distribution will lower the value of the Acquiring Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution. This is commonly known as “buying a dividend.”

Selling and Exchanging Shares

Selling your shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange of one Aberdeen Fund for another is the same as a sale. For individuals, any long-term capital gains you realize from selling Acquiring Fund shares are currently taxed at a maximum rate of 15%, but the maximum rate is scheduled to increase to 20% for tax years beginning on or after January 1, 2013. Short-term capital gains are currently taxed at ordinary income tax rates. You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you redeem Acquiring Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

Tax Status for Retirement Plans and Other Tax-Deferred Accounts

When you invest in an Acquiring Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these entities are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

Backup Withholding

By law, you may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct Social Security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the IRS instructs us to withhold a portion of your distributions and proceeds.

Other

Distributions and gains from the sale or exchange of your Acquiring Fund shares may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser.  Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate, U.S. estate tax and special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by the Acquiring Funds from long-term capital gains, if any. However, notwithstanding such exemption from U.S. withholding at the source, any dividends and distributions of income or capital gains will be subject to backup withholding if you fail to properly certify that you are not a U.S. person.

Under current law, the Acquiring Funds serve to block unrelated business taxable income from being realized by their tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize unrelated business taxable income by virtue of its investment in the Acquiring Funds if shares in the Acquiring Funds constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). Certain types of income received by the Acquiring Funds from REITs, real estate mortgage investment conduits, taxable mortgage pools or other investments may cause the Acquiring Funds to designate some or all of their distributions as “excess inclusion income.” To Acquiring Fund shareholders, such excess inclusion income may (i) constitute taxable income, as “unrelated business taxable income” for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (ii) not be offset by otherwise allowable deductions for tax purposes; (iii) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (iv) cause the Acquiring Funds to be subject to tax if certain “disqualified organizations” as defined by the Code are Acquiring Fund shareholders. If a charitable remainder annuity trust or a charitable remainder unitrust (each as defined in Code Section 664) has UBTI for a taxable year, a 100% excise tax on the UBTI is imposed on the trust.

Beginning in 2013, taxable distributions and redemptions will be subject to a 3.8% federal Medicare contribution tax on “net investment income” for individuals with income exceeding $200,000 ($250,000 if married and filing jointly).

Additionally, beginning in 2013, a 30% withholding tax will be imposed on dividends and redemption proceeds paid, to (i) certain foreign financial institutions and investment funds unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect U.S. owners. Under some circumstances, a foreign shareholder may be eligible for refunds or credits of such taxes.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Acquiring Funds.

VOTING INFORMATION

What vote is necessary to approve the Proposal?

Quorum; Adjournment

Large Cap Blend Fund.  The presence in person or by proxy of one-third of the shares of the Large Cap Blend Fund outstanding on the Record Date (without regard to Class) entitled to vote at the Meeting will constitute a quorum for the Large Cap Blend Fund. If a quorum of the Large Cap Blend Fund is not present or sufficient votes to approve the Proposal are not received by the date of the Meeting from shareholders of the Fund, the chairman of the Meeting may propose an adjournment of the Meeting and the holders of shares of the Fund present in person or by proxy may adjourn the Meeting from time to time to permit further solicitation of proxies. The persons named as proxies will vote in favor of adjournment those shares of the Large Cap Blend Fund which they represent if adjournment is necessary to obtain a quorum or to obtain a favorable vote on the proposal with respect to the Fund.

Under Maryland law applicable to the Meeting of shareholders of the Large Cap Blend Fund, the Meeting may be adjourned up to 120 days after the original record date for the Meeting without further notice other than announcement at the meeting.  If the Meeting is adjourned to a date more than 120 days after the original record date upon at least 10 days’ notice, a new record date must be established for voting at such adjourned Meeting, and any unrevoked proxies submitted by any stockholder of record as of the original record date, with respect to shares that such stockholder continues to hold of record on the new record date, may be voted at the adjourned Meeting and any subsequent adjourned meeting, provided that any adjourned meeting is not more than 120 days after the new record date.  At any adjourned meeting at which a quorum is present, any action may be taken that could have been taken at the meeting originally called.

Large Cap Blend II Fund.  The presence in person or by proxy of more than 50% of the shares of the Large Cap Blend II Fund outstanding on the Record Date (without regard to Class) entitled to vote at the Meeting will constitute a quorum for the Large Cap Blend II Fund.  If a quorum of the Large Cap Blend II Fund is not present or sufficient votes to approve the Proposal are not received by the date of the Meeting from shareholders of the Fund, the chairman of the Meeting may propose an adjournment of the Meeting and the holders of shares of the Fund present in person or by proxy may adjourn the Meeting from time to time to permit further solicitation of proxies. The persons named as proxies will vote in favor of adjournment those shares of the Large Cap Blend II Fund which they represent if adjournment is necessary to obtain a quorum or to obtain a favorable vote on the proposal with respect to the Fund.  Any adjourned meeting may be held without necessity of further notice.

Shareholder Approval

With respect to the Large Cap Blend Fund, the Proposal must be approved by an affirmative vote of the holders of a majority of shares of the Large Cap Blend Fund. This means the lesser of (1) 67% or more of the shares of the Large Cap Blend Fund present at the Meeting if the owners of more than 50% of the shares of the Large Cap Blend Fund then outstanding are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Large Cap Blend Fund entitled to vote at the Meeting.  With respect to the Large Cap Blend II Fund, the Proposal must be approved by the affirmative vote of more than 50% of the total number of outstanding shares of all classes of the Large Cap Blend II Fund entitled to vote, voting together as a single class.

To assure the presence of a quorum at the Meeting, please promptly execute and return the enclosed proxy.  A self-addressed, postage-paid envelope is enclosed for your convenience.  Alternatively, you may authorize your proxy by telephone or through the Internet at the number or website address printed on the enclosed proxy card.

In the event the Reorganization is approved with respect to one Target Fund but not with respect to the other Target Fund, the failure of a Target Fund to consummate its Reorganization contemplated by the Reorganization Agreement shall not affect the consummation or validity of the Reorganization with respect to the other Target Fund. Accordingly, it is possible that if a shareholder owns shares in both Target Funds and one of the Target Funds does not approve the Reorganization of its Target Fund, then a shareholder of the Target Fund which did not approve its Reorganization would remain a shareholder of that Target Fund. However, with respect to the Target Fund that approves its Reorganization, a shareholder of that particular Target Fund at the Closing Date would become a shareholder of the corresponding Acquiring Fund.

In tallying shareholder votes, abstentions and broker non-votes (shares held by brokers or nominees as to which instructions have not been received from the beneficial owners or the persons entitled to vote and either (i) the broker or nominee does not have discretionary voting power or (ii) the broker or nominee returns the proxy but expressly declines to vote on a particular matter) will be counted as shares present but not voting. Accordingly, abstentions and broker non-votes effectively will be a vote against the Proposal. Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.

This Proxy Statement/Prospectus, and the accompanying Notice of Meeting and proxy card(s) were first mailed to shareholders on or about [         ].

Who can vote to approve the Proposal?

Only shareholders of record of the Target Funds at the close of business on July 29, 2011 (the “Record Date”), will be entitled to notice of and to vote at the Meeting or any adjournments or postponements thereof on the matters described in this Proxy Statement/Prospectus, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold.  Appendix C to this Proxy Statement/Prospectus sets forth the number of shares of beneficial interest of each of the Target Funds which were outstanding as of the Record Date and, therefore, are entitled to vote at the Meeting.

This Proxy Statement/Prospectus is being used in order to reduce the preparation, printing, handling and postage expenses that would result from the use of a separate proxy statement/prospectus for each Target Fund and, because shareholders may own shares of more than one Target Fund, to avoid burdening shareholders with more than one proxy statement.  To the extent information regarding common ownership is available to the Target Funds, a shareholder who owns of record shares in more than one Target Fund will receive a package containing this Proxy Statement/Prospectus and proxies for each Target Fund in which that shareholder owns shares.  If information relating to common ownership is not available to the Target Funds, a shareholder who beneficially owns shares in more than one Target Fund may receive more than one package, each containing this Proxy Statement/Prospectus and a proxy for a single Target Fund.  It is essential that shareholders complete, date, sign and return EACH enclosed proxy.

How do I ensure my vote is accurately recorded?

You may attend the Meeting and vote in person.  You may also authorize your vote by completing, signing, and returning the enclosed proxy card in the enclosed postage paid envelope, or by telephone or through the Internet.  If you return your signed proxy card or authorize your proxy by telephone or through the Internet, your vote will be officially cast at the Meeting by the persons appointed as proxies.  If you simply sign and date the proxy card but give no voting instructions, your shares will be voted in favor of each Proposal and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting.  If your shares are held of record by a broker/dealer and you wish to vote in person at the Meeting, you should obtain a legal proxy from your broker of record and present it at the Meeting.

May I revoke my proxy?

Any shareholder who has given a proxy has the right to revoke it any time prior to its exercise by attending the Meeting and voting his or her shares in person, or by submitting a letter of revocation or a later-dated proxy card to the Fund at the address indicated on the enclosed envelope provided with this Proxy Statement/Prospectus. Any letter of revocation or later-dated proxy card must be received by the appropriate Target Fund prior to the Meeting and must indicate your name and account number to be effective. Proxies voted by telephone or Internet may be revoked at any time before they are voted at the Meeting in the same manner that proxies voted by mail may be revoked.

What other matters will be voted upon at the Meeting?

The Large Cap Blend Fund, and Credit Suisse Capital Funds, on behalf of the Large Cap Blend II Fund, do not intend to bring any matters before the Meeting with respect to the Target Funds other than those described in this Proxy Statement/Prospectus.  The Credit Suisse Boards are not aware of any other matters to be brought before the Meeting with respect to the Target Funds by others.  If the chairman of the Meeting permits any other matter to come before the Meeting, proxy holders will vote on it in accordance with their best judgment for those shares they are authorized to vote.

What other solicitations will be made?

This proxy solicitation is being made by the Credit Suisse Boards for use at the Meeting.  In addition to solicitation by mail, solicitations also may be made by advertisement, telephone, telegram, facsimile transmission or other electronic media, or personal contacts.  The Credit Suisse Boards will request broker/dealer firms, custodians, nominees, and fiduciaries to forward proxy materials to the beneficial owners of the shares of record.  CSAM and AAMI may reimburse broker/dealer firms, custodians, nominees, and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation.  In addition to solicitations by mail, officers and employees of the Target Funds, CSAM or AAMI, without extra pay, may conduct additional solicitations by telephone, telecopy, and personal interviews.  The Credit Suisse Boards have engaged The Altman Group, Inc. to solicit proxies from brokers, banks, other institutional holders and individual shareholders at the cost of $4,500 for the Target Funds. The Altman Group, Inc. also will be reimbursed for its reasonable expenses. Proxy solicitation costs for the Target Funds will be allocated between CSAM and AAMI. Fees and expenses may be greater depending on the effort necessary to obtain shareholder votes. CSAM expects that the solicitations will be primarily by mail, but also will include telephone, telecopy, or oral solicitations.

As the Meeting date approaches, certain shareholders of the Target Funds may receive a telephone call from a representative of The Altman Group, Inc. if their votes have not yet been received.  Proxies that are obtained telephonically by The Altman Group, Inc. will be recorded in accordance with the procedures described below.  These procedures are designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

In all cases where a telephonic proxy is solicited by The Altman Group, Inc., The Altman Group, Inc. representative is required to ask each shareholder to state his or her full name.  The representative then states the city, state and zip code on the account and asks the shareholder to confirm his or her identity by stating their street address.  If the shareholder is a corporation or other entity, The Altman Group, Inc. representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares.  If the information solicited agrees with the information provided to The Altman Group, Inc., then The Altman Group, Inc. representative has the responsibility to explain the process, read the proposal listed on the proxy card and ask for the shareholder’s instructions on each applicable proposed Reorganization.  Although The Altman Group, Inc. representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in this Proxy Statement/Prospectus.  The Altman Group, Inc. will record the shareholder’s instructions on the card.  Within 72 hours, the shareholder will be sent a letter via USPS to confirm his or her vote and asking the shareholder to call 866-796-3420 immediately if his or her instructions are not correctly reflected in the confirmation.

How do I submit a shareholder proposal?

Each of the Target Funds does not hold regular annual meetings of shareholders. Special meetings of shareholders will be called to act upon any of the following matters: (i) election of Trustees or Directors, as the case may be; (ii) approval of a management agreement; (iii) approval of a distribution agreement; (iv) ratification of selection of independent accountants, and any other matter required to be acted on by shareholders under the 1940 Act, the Fund’s charter documents, or other matters as determined by the Trustees or Directors, as the case may be.  Neither Target Fund (in the event the Reorganization relating to such Fund is not completed) intends to hold future regular annual or special meetings of its shareholders unless required by the 1940 Act.  Target Fund shareholders who would like to submit proposals for consideration at future shareholder meetings should send written proposals to Karen Regan, Secretary of the Large Cap Blend Fund or Karen Regan, Secretary of the Large Cap Blend II Fund, Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, New York 10010.  To be considered for presentation at a shareholders’ meeting, rules promulgated by the SEC require that, among other things, a shareholder’s proposal must be received at the offices of the Fund within a reasonable time before a solicitation is made.  Timely submission of a proposal does not necessarily mean that such proposal will be included.

Under each Target Fund’s by-laws, in order for a shareholder proposal to be considered for presentation at a subsequent shareholders’ meeting (assuming that the Funds are not liquidated as set out in the Proposal), other than a proposal presented under rules promulgated by the SEC, the shareholder making the proposal must meet the requirements set out in the Target Fund’s by-laws including with respect to the timeliness of submission. To be timely, shareholders should send their written proposals to the Secretary of the Large Cap Blend Fund or the Secretary of the Large Cap Blend II Fund, as the case may be, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010. Any written proposal must be delivered to or mailed and received at the principal executive offices of the Target Fund not later than sixty (60) days prior to the date of the meeting. However, if less than seventy (70) days’ notice of the date of the meeting is given or made to the shareholders, any written proposal by a shareholder must be received not later than the close of business on the tenth (10th) day following the day on which notice of the date of the special meeting was given. The timely submission of a proposal does not guarantee its inclusion.

Notice to Banks, Broker-Dealers and Voting Directors and their Nominees

Please advise the Target Funds, c/o Karen Regan, Secretary of the Large Cap Blend Fund or Karen Regan, Secretary of the Large Cap Blend II Fund, Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, New York 10010, whether other persons are beneficial owners of Target Fund shares for which proxies are being solicited and, if so, the number of copies of the Proxy Statement/Prospectus needed to supply copies to the beneficial owners of these shares.

PRINCIPAL HOLDERS OF SHARES

On [           ], the officers and Directors of Large Cap Blend Fund, Inc. as a group owned less than 1% of the outstanding voting shares of Large Cap Blend Fund, Inc.  As of such date, no person, except as set forth in the table in Appendix D, owned beneficially or of record 5% or more of the outstanding shares of any class of Large Cap Blend Fund, Inc.

On [           ], the officers and Trustees of Credit Suisse Capital Funds as a group owned less than 1% of the outstanding voting shares of the Large Cap Blend II Fund.  As of such date, no person, except as set forth in the table in Appendix D, owned beneficially or of record 5% or more of the outstanding shares of any class of the Large Cap Blend II Fund.

The Acquiring Funds have been created in connection with the Reorganizations and will not commence operations until the date of the Reorganizations.  Therefore, the Acquiring Funds have no shareholders as of [   , 2011].

MORE INFORMATION ABOUT THE FUNDS

Additional Information

This Proxy Statement/Prospectus and the related Statement of Additional Information do not contain all the information set forth in the registration statements, the exhibits relating thereto and the annual and semi-annual reports filed by the Funds as such documents have been filed with the SEC pursuant to the requirements of the Securities Act of 1933, as amended, and the 1940 Act, to which reference is hereby made. The SEC file number of the registrant of each Fund’s registration statement, which contains the Fund’s prospectuses and related SAIs, is 811-08921 for the Large Cap Blend Fund, 811-04604 for the Large Cap Blend II Fund and 811-22132 for the Acquiring Funds.

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith, each Fund files reports and other information with the SEC. Reports, proxy material, registration statements and other information filed (including the registration statement relating to the Acquiring Funds on Form N-14 of which this Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1580, 100 F Street, N.E., Washington, D.C. 20549-1520. Copies of such material may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549-1520, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding the Funds and other registrants that file electronically with the SEC.

Financial Statements

The audited financial statements for the Target Funds, which appear in the Large Cap Blend Fund Annual Report dated December 31, 2010 and in the Large Cap Blend II Fund Annual Report dated October 31, 2010, which have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm for the Target Funds, are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement/Prospectus.  Such financial statements are incorporated therein by reference in reliance upon such reports given on the authority of such firm. Each of the Acquiring Funds has not yet commenced operations and thus financial statements for the Acquiring Funds are not available.

Appendix A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of this        day of       , 2011, by and among Aberdeen Funds, a Delaware statutory trust (the “Aberdeen Trust”), with its principal place of business at 1735 Market Street, 32nd Floor, Philadelphia, Pennsylvania 19103, on behalf of the following of its separate series, Aberdeen U.S. Equity I Fund (the “U.S. Equity I Fund”) and Aberdeen U.S. Equity II Fund (the “U.S. Equity II Fund,” and together with the U.S. Equity I Fund, the “Acquiring Funds,” and each, an “Acquiring Fund”); Credit Suisse Large Cap Blend Fund, Inc., a Maryland corporation (the “Large Cap Blend Fund”); and Credit Suisse Capital Funds, a Massachusetts business trust, on behalf of its separate series, Credit Suisse Large Cap Blend II Fund (the “Large Cap Blend II Fund,” and together with the Large Cap Blend Fund, the “Acquired Funds,” and each, an “Acquired Fund”), with the Acquired Funds’ principal place of business at Eleven Madison Avenue, New York, New York 10010.  Reference in the Agreement to the Large Cap Blend II Fund shall be a reference to Credit Suisse Capital Funds, acting on behalf of the Large Cap Blend II Fund.  Aberdeen Asset Management Inc. (“AAMI”), a Delaware corporation, joins this agreement solely for purposes of paragraphs 1.6, 5.1, 8.10, 9.2, 14, 16.4, 16.5 and 16.6.  Credit Suisse Asset Management, LLC (“CSAM”), a Delaware limited liability company, joins this agreement solely for purposes of paragraphs 1.6, 5.1, 5.4, 8.9, 9.2, 14, 16.4, 16.5 and 16.6.

WHEREAS, each Acquired Fund and each Acquiring Fund is, or is a series of, an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, each Acquiring Fund has been newly organized to hold the assets of a corresponding Acquired Fund and each Acquiring Fund has had no assets and has carried on no business activities prior to the date first shown above and will have had no assets and will have carried on no business activities prior to the consummation of this transaction described herein;

WHEREAS, the following chart shows each Acquiring Fund and its classes of shares of beneficial interest (no par value) (“Acquiring Fund Shares”) and the corresponding Acquired Fund with its classes of shares of beneficial interest or common stock ($.001 par value), as applicable (“Acquired Fund Shares”):

Acquired Fund	Acquiring Fund
Large Cap Blend Fund	U.S. Equity I Fund
Class A	Class A
Class B	Class A
Class C	Class C
Common Class	Institutional Service Class

Large Cap Blend II Fund	U.S. Equity II Fund
Class A	Class A
Class B	Class A
Class C	Class C
Common Class	Class A

WHEREAS, throughout this Agreement, the term Acquiring Fund Shares should be read to include each class of shares of the applicable Acquiring Fund and each reference to Acquiring Fund Shares in connection with an Acquired Fund should be read to include each class of the particular Acquiring Fund that corresponds to the relevant class of the Acquired Fund;

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (“Code”);

WHEREAS, each reorganization, redomiciliation and liquidation contemplated hereby will consist of (1) the sale, assignment, transfer and delivery of all of the property and assets of an Acquired Fund to the corresponding Acquiring Fund in exchange solely for the Acquiring Fund Shares as described herein, (2) the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and (3) the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, as provided herein (“Reorganization”), all upon the terms and conditions hereinafter set forth in this Agreement;

WHEREAS, each Acquired Fund owns securities that generally are assets of the character in which the corresponding Acquiring Fund is permitted to invest;

WHEREAS, the Board of Trustees of the Aberdeen Trust has determined, with respect to each Acquiring Fund, that the sale, assignment, transfer and delivery of all of the property and assets of the corresponding Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the Board of Directors of the Large Cap Blend Fund and the Board of Trustees of Credit Suisse Capital Funds (together, the “Credit Suisse Board”), as the case may be, has determined that the sale, assignment, transfer and delivery of all of the property and assets of the relevant Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of each Acquired Fund by the corresponding Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth and intending to be legally bound hereby, the parties hereto covenant and agree as follows:

1.             TRANSFER OF ASSETS OF EACH ACQUIRED FUND TO THE CORRESPONDING ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES BY THE CORRESPONDING ACQUIRING FUND AND THE LIQUIDATION OF EACH ACQUIRED FUND

1.1.          Subject to the requisite approval of each Acquired Fund’s shareholders (“Acquired Fund Shareholders”) and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, each Acquired Fund agrees to sell, assign, transfer and deliver all of its property and assets, as set forth in paragraph 1.2, to the corresponding Acquiring Fund, and each Acquiring Fund agrees in exchange therefor:

(i)    to deliver to the corresponding Acquired Fund the number of full and fractional Acquiring Fund Shares of each relevant class equal in value to the value of each corresponding class of the corresponding Acquired Fund as of the time and date set forth in paragraph 3; and

(ii)   to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.2.

Transactions described in paragraph 1.1(i) and (ii) shall take place on the date of the closing provided for in paragraph 3.1 (“Closing Date”).  All Class A shares of an Acquiring Fund delivered to any Acquired Fund in connection with a Reorganization will have any sales charge waived.

1.2.          The property and assets of each Acquired Fund to be acquired by the corresponding Acquiring Fund shall consist of all assets and property, including, without limitation, all rights, cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Valuation Date as defined in paragraph 2.1 excluding the estimated costs of extinguishing any Excluded Liability (as defined below) and cash in an amount necessary to pay any dividends pursuant to sub-paragraph 6.3 to the extent required by the Code (collectively, with respect to each Acquired Fund separately, “Assets”).  Each Acquiring Fund shall assume all of the liabilities of the corresponding Acquired Fund, whether accrued or contingent, existing at the Valuation Date in connection with the acquisition of the Assets and subsequent liquidation and dissolution of the Acquired Fund or otherwise, except for the Acquired Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, with respect to each Acquired Fund separately, “Liabilities”).  Each Acquired Fund will use commercially reasonable efforts to discharge all known Liabilities prior to or at the Valuation Date (as defined in paragraph 2.1) to the extent permissible and consistent with its own investment objectives and policies.  If prior to the Closing Date, the Aberdeen Trust identifies a Liability that the Aberdeen Trust and the relevant Acquired Fund mutually agree should not be assumed by the Acquiring Fund, such Liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Aberdeen Trust, on behalf of the Acquiring Fund, and the applicable Acquired Fund at the Closing (the “Excluded Liabilities”).  Certain Liabilities that would otherwise be listed as Excluded Liabilities may be assumed by the Aberdeen Trust on behalf of an Acquiring Fund, subject to such conditions as may be mutually agreed upon among the Aberdeen Trust, the Acquiring Fund, the corresponding Acquired Fund and CSAM.

1.3.          Immediately following the action contemplated by paragraph 1.1, each Acquired Fund will (a) distribute to its shareholders of record with respect to each class of Acquired Fund Shares as of the Closing Date as defined in paragraph 3.1 (“Acquired Fund Shareholders”), on a pro rata basis within that class, the Acquiring Fund Shares of the corresponding class received by the Acquired Fund pursuant to paragraph 1.1 and (b) as soon as reasonably practicable thereafter, completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of Acquired Fund Shares, by the transfer of the corresponding Acquiring Fund Shares then credited to the account of each Acquired Fund on the books of the applicable Acquiring Fund to open accounts on the share records of the applicable Acquiring Fund in the names of the Acquired Fund Shareholders.  An Acquiring Fund shall not issue certificates representing any class of Acquiring Fund Shares in connection with such exchange. The aggregate net asset value of each class of Acquiring Fund Shares to be so credited to each corresponding class of Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund Shares of that class owned by Acquired Fund Shareholders on the Valuation Date. All issued and outstanding Acquired Fund Shares will simultaneously be redeemed and canceled on the books of the Acquired Fund.  The Acquired Funds, or the investment company of which the Acquired Fund is a series, will be dissolved in accordance with the laws of the State of Maryland or the Commonwealth of Massachusetts, as the case may be, as soon as practicable following the Closing Date.

1.4.          Ownership of Acquiring Fund Shares will be shown on the books of each Acquiring Fund’s Transfer Agent, as defined in paragraph 3.3.

1.5.          Any reporting responsibility of an Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

1.6.          At least ten business days prior to the anticipated Valuation Date, (a) AAMI, on behalf of the U.S. Equity I Fund, will provide the Large Cap Blend Fund and CSAM with a schedule of investments (the “U.S. Equity Fund Schedule of Investments”) [currently held by the Aberdeen U.S. Equity Fund (the “U.S. Equity Fund”), an existing series of the Aberdeen Trust], (b) AAMI, on behalf of the U.S. Equity II Fund, will provide the Large Cap Blend II Fund and CSAM with a proposed schedule of investments (the “U.S. Equity II Fund Schedule of Investments”), and (c) CSAM will provide to each Acquiring Fund and AAMI a schedule of investments (the “CS Schedule of Investments”) currently held by each Acquired Fund.  To the extent consistent with CSAM’s fiduciary duties to each Acquired Fund, CSAM will, on behalf of each Acquired Fund, following receipt of the requisite approval of the Acquired Fund Shareholders, use its commercially reasonable efforts to dispose of and/or reinvest a sufficient amount of each Acquired Fund’s Assets to reflect, to the extent practicable, the U.S. Equity Fund and the U.S. Equity II Fund Schedules of Investments, as applicable.  In addition, at least ten business days prior to the anticipated Valuation Date, AAMI, on behalf of each Acquiring Fund, will advise CSAM of any investments of an Acquired Fund shown on the CS Schedule of Investments which an Acquiring Fund would not be permitted to hold (i) under applicable law or regulation; or (ii) because the transfer of such investments would result in material operational or administrative difficulties to an Acquiring Fund in connection with facilitating the orderly transition of an Acquired Fund’s Assets.  Under such circumstances, to the extent practicable, an Acquired Fund will, if requested by an Acquiring Fund and, to the extent permissible and consistent with its own investment objectives and policies and CSAM’s fiduciary duties, dispose of such investments prior to the Valuation Date.  In addition, if it is determined that the portfolios of the Large Cap Blend Fund and the U.S. Equity Fund, when aggregated, would contain investments exceeding certain percentage limitations to which the U.S. Equity I Fund is or will be subject with respect to such investments, to the extent practicable, the Large Cap Blend Fund will, if requested by the U.S. Equity I Fund and AAMI and, to the extent permissible and consistent with its own investment objectives and policies and CSAM’s fiduciary duties, dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Valuation Date.  Each Acquired Fund will bear the brokerage commissions and other transaction expenses of such disposition and reinvestment.  Notwithstanding the foregoing, nothing herein will require an Acquired Fund to dispose of any Assets, if, in the reasonable judgment of CSAM, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes (taking into account any tax loss carryforwards)  or would otherwise not be in the best interests of the Acquired Fund.

2.             VALUATION

2.1.          The value of the Assets of each Acquired Fund shall be the value of such Assets as of the close of business of the New York Stock Exchange and after the declaration of any dividends on the business day immediately preceding the Closing Date to the extent required by the Code (such time and date being hereinafter called the “Valuation Date”), computed using the valuation procedures set forth in the then-current prospectus and statement of additional information with respect to the Acquiring Fund and valuation procedures established by the Aberdeen Trust Board.

2.2.          All computations of value for the Acquired Funds shall be made by State Street Bank and Trust Company, in its capacity as co-administrator for the Acquired Funds, and shall be subject to review by the Acquiring Funds’ independent accountants.  Each Acquired Fund, and the Aberdeen Trust, on behalf of each Acquiring Fund, agree to use all commercially reasonable efforts to resolve prior to the Valuation Date any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of the Acquired Fund and those determined in accordance with the pricing policies and procedures of its corresponding Acquiring Fund.

3.             CLOSING AND CLOSING DATE

3.1.          The Closing Date for each Reorganization shall be [        ], or such other date as an authorized officer of each of the parties may agree, subject to the satisfaction or waiver of the conditions in this Agreement.  All acts taking place at the closing of the transactions provided for in this Agreement (the “Closing”) shall be deemed to take place simultaneously as of immediately before the opening of business on the Closing Date unless otherwise agreed to by the parties.  The Closing shall be held at the offices of the Acquired Funds or at such other place as an authorized officer of each of the parties may agree.  To the extent any Acquired Fund’s Assets are for any reason not transferred on the Closing Date, an Acquired Fund shall cause its Assets to be transferred in accordance with this Agreement at the earliest practicable date thereafter.

3.2.          Each Acquired Fund shall direct State Street Bank and Trust Company, as custodian for the Acquired Fund (“Custodian”), to deliver to the Aberdeen Trust, on behalf of the Acquiring Fund, at the Closing, a certificate of an authorized officer stating that (i) the Assets of the Acquired Fund have been delivered in proper form to the corresponding Acquiring Fund on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets of the Acquired Fund, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. Each Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the corresponding Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  The Custodian shall deliver to the account of the Aberdeen Trust with respect to the applicable Acquiring Fund, the Assets of the relevant Acquired Fund as of the Closing Date by book entry or physical certificate, in accordance with the customary practices of the Custodian and of each securities depository, in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the 1940 Act. The cash to be transferred by each Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3.          Each Acquired Fund or its transfer agent (the “Transfer Agent”) shall deliver to the Aberdeen Trust, on behalf of the Acquiring Fund, at the Closing a certificate of an authorized officer stating that its records contain the name and address of each Acquired Fund Shareholder and the number and percentage ownership of each outstanding class of shares owned by each such shareholder immediately prior to the Closing. The Aberdeen Trust, on behalf of an Acquiring Fund, shall deliver to the Secretary of the corresponding Acquired Fund a confirmation evidencing that (a) the appropriate number of Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund pursuant to paragraph 1.1 prior to the actions contemplated by paragraph 1.3, (b) the appropriate number of Acquiring Fund Shares have been credited to the accounts of the Acquired Fund Shareholders on the books of the applicable Acquiring Fund pursuant to paragraph 1.4 and (c) the information set out in clause (a) and (b) was provided by the Aberdeen Trust’s transfer agent.  At the Closing each Acquired Fund shall deliver to the corresponding Acquiring Fund such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as the corresponding Acquiring Fund or its counsel may reasonably request.

3.4.          In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of an Acquiring Fund or the corresponding Acquired Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of either an appropriate officer of the Aberdeen Trust or an appropriate officer of an Acquired Fund, accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Valuation Date and the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such later dates as may be mutually agreed in writing by an authorized officer of each party.

3.5           Subject to a separate Agreement and Plan of Reorganization dated as of the date hereof by and among the Aberdeen Trust, on behalf of its separate series the U.S. Equity Fund and the

U.S. Equity I Fund, the U.S. Equity Fund will be reorganized into the U.S. Equity I Fund approximately one hour after the Closing.

4.             REPRESENTATIONS AND WARRANTIES

4.1.          Except as has been fully disclosed to the applicable corresponding Acquiring Fund prior to the date of this Agreement in a written instrument executed by an officer of the appropriate Acquired Fund, each Acquired Fund, severally and not jointly, represents and warrants to the Aberdeen Trust as follows:

(a)           The Acquired Fund is a corporation duly organized, or is duly organized as a series of a trust that is duly organized, validly existing and in good standing under the laws of the State of Maryland or the Commonwealth of Massachusetts, as the case may be, with the power under its Charter or Declaration of Trust, as the case may be, to own all of its Assets and to carry on its business as it is now being conducted.  The Acquired Fund is qualified as a foreign association or business trust in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on the Acquired Fund.  The Acquired Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted and to carry out this Agreement;

(b)           The Acquired Fund is a duly registered investment company, or a series of a duly registered investment company, classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of each class of Acquired Fund Shares under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c)           No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act, state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico) and the Hart-Scott-Rodino Act, which shall have been obtained on or prior to the Closing Date;

(d)           The Acquired Fund’s current prospectus and statement of additional information (collectively, as amended or supplemented from time to time, the “Acquired Fund Prospectus”) and current shareholder reports (true and correct copies of which have been delivered to the Aberdeen Trust) and each prospectus, statement of additional information and shareholder report of the Acquired Fund used during the three years prior to the date of this Agreement conform or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act, and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact relating to the Acquired Fund required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)           On the Valuation Date, the Acquired Fund will have good and marketable title to the Assets of the Acquired Fund and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Aberdeen Trust, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, excluding such restrictions as might arise under the 1933 Act or as disclosed to the Aberdeen Trust;

(f)            The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement by the Acquired Fund will not result, in a material violation of the Acquired Fund’s Declaration of Trust or Charter, as the case may be, or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which it is bound;

(g)           The execution, delivery and performance of this Agreement will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund is a party or by which it is bound;

(h)           No litigation or administrative proceeding or investigation of or before any court, governmental body or regulatory agency is presently pending or, to the Acquired Fund’s knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business.  The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court, governmental body or regulatory agency which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)            The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at October 31, 2010 (in the case of the Large Cap Blend II Fund) or December 31, 2010 (in the case of the Large Cap Blend Fund) have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Aberdeen Trust) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j)            The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at April 30, 2011 (in the case of the Large Cap Blend II Fund) or June 30, 2011 (in the case of the Large Cap Blend Fund) (unaudited) are, or will be when sent to Acquired Fund Shareholders in the regular course, in accordance with GAAP consistently applied, and such statements (copies of which have been, or will be, furnished to the Aberdeen Trust) present or will present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, including all known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date;

(k)           Since October 31, 2010 (in the case of the Large Cap Blend II Fund) or December 31, 2010 (in the case of the Large Cap Blend Fund), there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred. For the purposes of this subparagraph (k), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of Assets held by the Acquired Fund, the discharge of Acquired Fund Liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

(l)            On the Closing Date, all material Returns (as defined below), dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision shall have been made for the payment thereof; to the Acquired Fund’s knowledge, no such Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances related to Taxes existing or known to the Acquired Fund to be threatened or pending with respect to the Assets of the Acquired Fund; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Acquired Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements.  As used in this Agreement, “Tax” or “Taxes” means (i) any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax.  “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);

(m)          For each taxable year of its operation, the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company and has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code; the Acquired Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

(n)           All issued and outstanding Acquired Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the

Acquired Fund and have been offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and applicable state securities laws. All of the issued and outstanding Acquired Fund Shares will, at the time of Closing, be held of record by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund Shares, nor is there outstanding any security convertible into any of the Acquired Fund Shares, other than (i) rights of reinvestment of dividends and capital gains distributions of the Acquired Fund, and (ii) rights of exchange of shares of other Credit Suisse mutual fund shares into shares of the Acquired Fund;

(o)           The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action, if any, on the part of the Credit Suisse Board, on behalf of the Acquired Fund, and, subject to the approval of the Acquired Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(p)           The information relating to the Acquired Fund furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory or self-regulatory authority that are necessary in connection with the transactions contemplated hereby is and will be accurate and complete in all material respects and will comply in all material respects with federal securities laws and regulations thereunder applicable thereto;

(q)           As of the date of this Agreement, the Acquired Fund has provided the Aberdeen Trust with information relating to the Acquired Fund reasonably necessary for the preparation of a prospectus, including the proxy statement of the Acquired Fund (the “Prospectus/Proxy Statement”), to be included in a Registration Statement on Form N-14 of the Aberdeen Trust (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act in connection with the meeting of shareholders of the Acquired Fund to approve this Agreement and the transactions contemplated hereby.  As of the effective date of the Registration Statement, the date of the meeting of shareholders of the Acquired Fund and the Closing Date, such information provided by the Acquired Fund will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; provided, however, that the representations and warranties in this subparagraph (q) shall not apply to statements in or omissions from the Prospectus/Proxy Statement made in reliance upon and in conformity with information that was furnished by the Aberdeen Trust or the Acquiring Fund for use therein;

(r)            There are no material contracts outstanding to which the Acquired Fund is a party, other than as disclosed in the Acquired Fund Prospectus or in the Registration Statement;

(s)           To the Acquired Fund’s knowledge, there have been no material miscalculations of the net asset value of the Acquired Fund or the net asset value per share of any class or series of shares during the twelve-month period preceding the date hereof that have not been remedied in accordance with industry practice which would have a material adverse effect on such Acquired Fund or its Assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act;

(t)            The minute books and other similar records of the Acquired Fund as made available to the Aberdeen Trust prior to the execution of this Agreement contain a true and complete record in all material respects of all action taken at all meetings and by all written consents in lieu of meetings of the shareholders and of the Credit Suisse Board, and any committees of the Credit Suisse Board.  The stock transfer ledgers and other similar records of the Acquired Fund as made available to the Aberdeen Trust prior to the execution of this Agreement accurately reflect all record transfers prior to the execution of this Agreement in the shares of the Acquired Fund.  Any other books and records of the Acquired Fund as made available to the Aberdeen Trust are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquired Fund;

(u)           The Acquired Fund has maintained, or caused to be maintained on its behalf, in all material respects, all books and records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder and such books and records are true and correct in all material respects;

(v)           The Acquired Fund has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act;

(w)          The Acquired Fund does not have any unamortized or unpaid organizational fees or expenses;

(x)            The Acquired Fund represents that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than as contemplated by this Agreement; and

(y)           Since January 1, 2008, the Acquired Fund’s investment operations have been in compliance in all material respects with the investment policies and investment restrictions set forth in each Acquired Fund’s prospectus, except as previously disclosed in writing to and accepted by the applicable Acquiring Fund.

(z)            The Acquired Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

4.2.          Except as has been fully disclosed to the applicable corresponding Acquired Fund prior to the date of this Agreement in a written instrument executed by an officer of the Aberdeen Trust, the Aberdeen Trust, on behalf of each Acquiring Fund, severally and not jointly, represents and warrants to each applicable Acquired Fund as follows:

(a)           The Acquiring Fund is duly organized as a series of the Aberdeen Trust, which is a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware with the power under the Aberdeen Trust’s Agreement and Declaration of

Trust to own all of its properties and assets and to carry on its business as contemplated by this Agreement.  The Acquiring Fund is qualified as a foreign association or business trust in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on the Acquiring Fund.  The Acquiring Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted and to carry out this Agreement;

(b)           The Aberdeen Trust is a duly registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect and the registration of each class of Acquiring Fund Shares under the 1933 Act will be in full force and effect with respect to the Acquiring Fund as of the Closing Date;

(c)           No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico) and the Hart-Scott-Rodino Act, which shall have been obtained on or prior to the Closing Date;

(d)           As of the Closing Date, the current prospectus and statement of additional information of the Acquiring Fund (collectively, as amended or supplemented from time to time, the “Acquiring Fund Prospectus”) will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact relating to the Acquiring Fund required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)           The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement by the Acquiring Fund will not result, in a material violation of the Aberdeen Trust’s Agreement and Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Aberdeen Trust, on behalf of the Acquiring Fund, is a party or by which it is bound;

(f)            The execution, delivery and performance of this Agreement will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Aberdeen Trust, on behalf of the Acquiring Fund, is a party or by which it is bound;

(g)           No litigation or administrative proceeding or investigation of or before any court, governmental body or regulatory agency is presently pending or, to the Aberdeen Trust’s knowledge, threatened against the Aberdeen Trust, with respect to the Acquiring Fund or any of its properties or assets, that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business. The Aberdeen Trust, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court, governmental body or regulatory agency which materially and adversely affects the Acquiring Fund’s business or its ability to consummate the transactions herein contemplated;

(h)           The Acquiring Fund’s current prospectus and statement of additional information (true and correct copies of which have been delivered to the Acquired Fund) conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(i)            The Acquiring Fund was established in order to effect the transactions described in this Agreement.  The Acquiring Fund has not yet filed its first federal income tax return and, thus, has not yet elected to be treated as a “regulated investment company” for federal income tax purposes.  However, upon filing its first federal income tax return at the completion of its first taxable year, the Acquiring Fund will elect to be a “regulated investment company” and until such time will take all steps necessary to ensure that it qualifies for taxation as a “regulated investment company” under Sections 851 and 852 of the Code.  The Acquiring Fund will have no current or accumulated earnings and profits as of the Closing Date.  To the knowledge of the Aberdeen Trust, the Acquiring Fund will meet the requirements of Subchapter M of the Code for qualification as a regulated investment company from and including the taxable year that includes the Closing Date and will be eligible to, and will, compute its federal income tax under Section 852 of the Code;

(j)            The Acquiring Fund’s shares will be upon consummation of the Reorganization, duly and validly issued and outstanding, fully paid and non-assessable by the Aberdeen Trust and will have been offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and applicable state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase the Acquiring Fund Shares, nor is there outstanding any security convertible into the Acquiring Fund Shares;

(k)           The execution, delivery and performance of this Agreement, and the transactions contemplated herein, has been duly authorized by all necessary action, if any, on the part of the Trustees of the Aberdeen Trust, on behalf of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(l)            As of the effective date of the Registration Statement, the date of the meeting of shareholders of the Acquired Fund and the Closing Date, the Prospectus/Proxy Statement, including the documents contained or incorporated therein by reference (insofar as it relates to the Aberdeen Trust and the Acquiring Fund) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; provided, however, that the representations and warranties in this subparagraph (l) shall not apply to statements in or omissions from the Prospectus/Proxy Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein;

(m)          Prior to the Closing Date, the Acquiring Fund will have carried on no business activity, will have had no assets or liabilities and will have no issued or outstanding shares;

(n)           The minute books and other similar records of the Aberdeen Trust as made available to the Acquired Fund prior to the execution of this Agreement contain a true and complete record in all material respects of all action taken at all meetings and by all written consents in lieu of meetings of the shareholders of the Aberdeen Trust and of the Acquiring Fund, and the Aberdeen Trust’s Board of Trustees and committees of the Aberdeen Trust’s Board of Trustees;

(o)           The Aberdeen Trust and the Acquiring Fund have maintained, or caused to be maintained on its behalf, in all material respects, all books and records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder and such books and records are true and correct in all material respects; and

(p)           The Aberdeen Trust has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act.

5.             COVENANTS OF THE PARTIES.

5.1.          Each Acquired Fund and applicable Acquiring Fund will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that, with respect to each Acquired Fund, such ordinary course of business will include purchases and sales of portfolio securities and other instruments, sales and redemptions of Acquired Fund Shares, and regular and customary periodic dividends and distributions, and with respect to the applicable Acquiring Fund, it shall be limited to such actions as are customary to the organization of a new series prior to its commencement of operations.  In order to facilitate the transfer of Assets at the Closing Date, AAMI and CSAM may mutually agree, subject to CSAM’s fiduciary duty to an Acquired Fund, to limit or cease portfolio trading on behalf of an Acquired Fund for a period of up to three days prior to the Valuation Date.

5.2.          Each Acquired Fund will call a meeting of the Acquired Fund Shareholders as soon as practicable after the date of filing the Prospectus/Proxy Statement to be held prior to the Closing Date to consider and act upon this Agreement and to take all other action necessary to obtain the required shareholder approval of the transactions contemplated hereby.  In the event that any Acquired Fund receives insufficient votes from shareholders, the meeting may be adjourned as permitted under the Acquired Fund’s Charter or Agreement and Declaration of

Trust, as the case may be, Bylaws, applicable law and the Prospectus/Proxy Statement in order to permit further solicitation of proxies.

5.3.          In connection with the Acquired Fund Shareholders’ meetings referred to in paragraph 5.2, the Aberdeen Trust, with the assistance of each Acquired Fund, will prepare the Registration Statement and Prospectus/Proxy Statement for such meeting, which the Aberdeen Trust will file for registration under the 1933 Act of the Acquiring Fund Shares to be distributed to Acquired Fund Shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act and the 1940 Act.

5.4.          Each of the Acquired Funds, the Aberdeen Trust and each of the Acquiring Funds will cooperate with the others, and each will furnish to the others the information relating to itself required by the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder to be set forth in the Registration Statement, including the Prospectus/Proxy Statement. Without limiting the foregoing, each Acquired Fund and CSAM will assist the corresponding Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of Acquired Fund Shares and will assist the Acquiring Fund and AAMI in obtaining copies of any books and records of the Acquired Fund from their service providers reasonably requested by the Aberdeen Trust or AAMI.  In addition, the Aberdeen Trust and each Acquired Fund will provide each other and their respective representatives with such cooperation, assistance and information as either of them reasonably may request of the other in filing any tax returns, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes, or in determining the financial reporting of any tax position.

5.5.          As promptly as practicable, but in any case within sixty days after the Closing Date, each Acquired Fund shall furnish the applicable Acquiring Fund, in such form as is reasonably satisfactory to such Acquiring Fund, a statement of the earnings and profits of such Acquired Fund for federal income tax purposes that will be carried over by such Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by the Acquired Fund’s Independent Registered Public Accounting Firm and certified by such Acquired Fund’s President and Treasurer or Chief Financial Officer.

5.6.          Each Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or blue sky laws as it may deem appropriate in order to continue its operations after the Closing Date.

5.7.          Each Acquired Fund agrees that the liquidation of such Acquired Fund will be effected in the manner provided in such Acquired Fund’s Charter or Agreement and Declaration of Trust, as the case may be, and Bylaws in accordance with applicable law, and that on and after the Closing Date, such Acquired Fund shall not conduct any business except in connection with its liquidation and dissolution.

5.8.          It is the intention of the parties that the transaction contemplated by this Agreement will qualify as a reorganization within the meaning of Section 368(a) of the Code.  None of the parties to this Agreement shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization with the meaning of Section 368(a) of the Code.

5.9.          Each Acquiring Fund and each Acquired Fund will use its commercially reasonable efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.  Each Acquired Fund and the Aberdeen Trust shall use commercially reasonable efforts to make its officers available upon reasonable notice at reasonable times to provide explanation of any documents or information provided under this Agreement to the extent such officer is familiar with such documents or information.

5.10.        Each Acquired Fund and the Aberdeen Trust will execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as may be necessary or reasonably desirable in order to vest in and confirm (a) such Acquired Fund’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) such Acquiring Fund’s title to and possession of all the Assets.

6.             CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRING FUND

The obligations of the Aberdeen Trust and each Acquiring Fund to complete the transactions provided for herein shall be subject, at their election, to the performance by each Acquired Fund of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

6.1.          Each Acquired Fund shall have delivered to the applicable Acquiring Fund a certificate executed on its behalf by the Acquired Fund’s President or any Vice President and its Chief Financial Officer, Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Aberdeen Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date (except for such representations and warranties required to be true and correct as of another date, which representation and warranty shall be true and correct as of such other date), except as they may be affected by the transactions contemplated by this Agreement, and that the Acquired Fund has complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.

6.2.          Each Acquired Fund shall have furnished to the Aberdeen Trust a statement of the Acquired Fund’s assets and liabilities, with values determined as provided in Section 2 of this Agreement, together with a list of investments with their respective tax costs, all as of the Valuation Date, certified by the Acquired Fund’s Chief Financial Officer, Treasurer or Assistant Treasurer. This information will present fairly in all material respects the financial position and

Assets of each Acquired Fund as of the Closing Date, and there will be no known material contingent liabilities of any Acquired Fund not disclosed in such information.

6.3.          Prior to the Closing Date, to the extent required by the Code, each Acquired Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its stockholders all of its investment company taxable income (computed without regard to any deduction for dividends paid) and all of its net capital gain (after reduction for any capital loss carryover) through the end of the taxable year ending on the Closing Date (or, if the taxable year does not end on the Closing Date, through the end of the last taxable year prior to the Closing Date).

6.4.          Each Acquiring Fund shall have received a favorable opinion of Willkie Farr & Gallagher LLP, counsel to each Acquired Fund for the transactions contemplated hereby, dated the Closing Date, with such assumptions and limitations as shall be in the opinion of such firm appropriate to render the opinions expressed therein, and in a form satisfactory to the applicable Acquiring Fund, which opinion shall rely on a separate opinion of local counsel to the extent it relates to the laws of the State of Maryland or the Commonwealth of Massachusetts, as the case may be, to the following effect:

(a)           Each Acquired Fund is duly constituted in accordance with a Charter or a Declaration of Trust, and Bylaws and applicable law of a corporation or trust, as the case may be, duly organized and validly existing under the laws of the State of Maryland or the Commonwealth of Massachusetts, and has power to own all of its properties and assets and to carry on its business as presently conducted as described in the Prospectus/Proxy Statement.

(b)           This Agreement has been duly authorized, executed and delivered by each Acquired Fund, and assuming the due authorization, execution and delivery of this Agreement by the Aberdeen Trust, on behalf of each Acquiring Fund, is a valid and binding obligation of each Acquired Fund enforceable against the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(c)           Each Acquired Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder.

(d)           The execution and delivery of this Agreement by each Acquired Fund did not, and the performance by each Acquired Fund of its obligations hereunder will not, (i) violate the Acquired Fund’s Charter or Agreement and Declaration of Trust, as the case may be, or Bylaws, (ii) violate any provisions of applicable U.S. federal securities laws (excluding, however, antifraud and other provisions with respect to disclosures of material information) or (iii) violate any provision of any agreement disclosed in or filed with the Acquired Fund Prospectus or Acquired Fund’s Registration Statement on Form N-1A to which the Acquired Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the Acquired Fund is a party or by which it is bound.

(e)           To the knowledge of such counsel, no consent, approval, authorization or order of any applicable state or federal court or governmental authority is required for the consummation by any Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained.

(f)            Such counsel does not know of any legal or governmental proceedings relating to any Acquired Fund existing on or before the date of mailing of the Prospectus/Proxy Statement or the Closing Date required to be described in the Registration Statement which are not described as required.

(g)           Each Acquired Fund is, or is a series of an investment company, registered with the Commission as an open-end management investment company under the 1940 Act.

6.5.          Each Acquired Fund shall have duly executed and delivered to the Aberdeen Trust, on behalf of such Acquired Fund, such bills of sale, assignments, certificates and other instruments of transfer, including transfer instructions to such Acquired Fund’s custodian and instructions to the Aberdeen Trust’s transfer agent as the Aberdeen Trust may reasonably deem necessary or desirable to evidence the transfer to the Acquiring Fund by such Acquired Fund all of the right, title and interest of such Acquired Fund in and to the respective Assets of each Acquired Fund.  In each case the Assets of each Acquired Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor.

6.6.          The Aberdeen Trust shall have received at the Closing: (i) a certificate of an authorized signatory of State Street Bank and Trust Company, as custodian for the Acquired Funds, stating that the Assets of each Acquired Fund have been delivered to the Aberdeen Trust; (ii) a certificate of an authorized signatory from State Street Bank and Trust Company, as custodian for the Acquiring Funds, stating that the Assets of each Acquired Fund have been received; (iii) a certificate of an authorized signatory of the Acquired Fund confirming that the Acquired Fund has delivered its records (with copies to be retained by the Acquired Fund) containing the name, address and taxpayer identification number of the record holders of each Acquired Fund’s shares, the number and percentage (to three decimal places) of ownership of each series of each Acquired Fund owned by each such holder, the dividend reinvestment elections applicable to each holder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Acquired Fund with respect to each holder, for all of the holders of record of the Acquired Fund as of the close of business on the Valuation Date; (iv) a statement of the respective tax basis and holding periods of all investments to be transferred by each Acquired Fund to the corresponding Acquiring Fund; (v) the tax books and records of each Acquired Fund for purposes of preparing any tax returns required by law to be filed after the Closing Date; (vi) all work papers and supporting statements related to FASB Codification Topic 740-10-25 (formerly, “Accounting for Uncertainty in Income  Taxes,” FASB Interpretation No. 48, July 13, 2006) pertaining to the Acquired Fund; (vii) the federal, state and local income tax returns filed by or on behalf of the Acquired Fund for the prior six (6) taxable years; and (viii) any of the following that have been issued to or for the benefit of or that otherwise affect the Acquired Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal opinions.

6.7.          Each Acquired Fund’s agreements with each of its service providers shall have terminated on or prior to the Closing Date with respect to the Acquired Fund in compliance with their termination provisions without being subject to a contractual penalty, and each of the Acquired Funds and the Aberdeen Trust shall have received assurances that no claims for damages (liquidated or otherwise) will arise as a result of such termination.

7.             CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRED FUND

The obligations of each Acquired Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Aberdeen Trust and the applicable Acquiring Fund of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

7.1.          The Aberdeen Trust and each Acquiring Fund shall have delivered to the applicable Acquired Fund a certificate executed on their behalf by the Aberdeen Trust’s President or any Vice President and its Chief Financial Officer, Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Aberdeen Trust and each Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date (except for such representations and warranties required to be true and correct as of another date, which representation and warranty shall be true and correct as of such other date), except as they may be affected by the transactions contemplated by this Agreement, and that the Aberdeen Trust and each Acquiring Fund have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.

7.2.          The Aberdeen Trust, on behalf of each Acquiring Fund, shall have executed and delivered to the applicable Acquired Fund an Assumption of Liabilities dated as of the Closing Date pursuant to which each Acquiring Fund will assume all of the Liabilities of the applicable Acquired Fund existing at the Valuation Date in connection with the transactions contemplated by this Agreement.

7.3           Each Acquired Fund shall have received a favorable opinion of Stradley Ronon Stevens & Young, LLP, counsel to the Aberdeen Trust in connection with this Agreement, dated the Closing Date, with such assumptions and limitations as shall be in the opinion of Stradley Ronon Stevens & Young, LLP appropriate to render the opinions expressed therein, and in a form satisfactory to each Acquired Fund which opinion may rely on a separate opinion of local counsel to the extent it relates to the laws of the State of Delaware to the following effect:

(a)           The Aberdeen Trust is a statutory trust duly organized and validly existing under the laws of the State of Delaware and has power to own all of its properties and assets and to carry on its business as presently conducted, and each Acquiring Fund is a separate series thereof duly constituted in accordance with the Agreement and Declaration of Trust and the Bylaws of the Aberdeen Trust and applicable Delaware law.

(b)           This Agreement has been duly authorized, executed and delivered by the Aberdeen Trust, on behalf of each Acquiring Fund, and assuming the due authorization, execution and delivery of this Agreement by the applicable Acquired Fund, is the valid and binding obligation of the Aberdeen Trust and each Acquiring Fund enforceable against the Aberdeen Trust and each Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(c)           The Acquiring Fund has the power to assume the liabilities to be transferred to it hereunder.

(d)           The execution and delivery of this Agreement by the Aberdeen Trust on behalf of each Acquiring Fund did not, and the performance by the Aberdeen Trust and each Acquiring Fund of their obligations hereunder will not, (i) violate the Aberdeen Trust’s Agreement and Declaration of Trust or Bylaws, (ii) violate any provisions of applicable U.S. federal securities laws (excluding, however, antifraud and other provisions with respect to disclosures of material information) or (iii) violate any provision of any agreement disclosed in or filed with the Acquiring Fund Prospectus or Acquiring Fund’s Registration Statement on Form N-1A to which the Acquiring Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Aberdeen Trust or any Acquiring Fund is a party or by which it is bound.

(e)           To the knowledge of such counsel, no consent, approval, authorization or order of any Delaware or federal court or governmental authority is required for the consummation by the Aberdeen Trust or any Acquiring Fund of the transactions contemplated by this Agreement except such as may be required under state securities or blue sky laws or such as have been obtained.

(f)            Such counsel does not know of any legal or governmental proceedings relating to each Acquiring Fund existing on or before the date of mailing of the Prospectus/Proxy Statement or the Closing Date required to be described in the applicable Acquiring Fund Prospectus which are not described as required.

(g)           The Aberdeen Trust is registered with the Commission as an open-end management investment company under the 1940 Act.

7.4.          The Aberdeen Trust shall have duly executed and delivered to each Acquired Fund, on behalf of each Acquiring Fund, such instrument of assumptions of liabilities and other instruments as the Acquired Funds may reasonably deem necessary or desirable to evidence the transactions contemplated by this Agreement, including the assumption of all of the Liabilities of each Acquired Fund by the Acquiring Fund into which it is being reorganized.

7.5.          Each Acquired Fund shall have received from the Transfer Agent a certificate stating that it has received from the Aberdeen Trust the number of full and fractional Acquiring Fund Shares of each relevant class equal in value to the value of each corresponding class of the Acquired Fund as of the time and date set forth in paragraph 3.

8.             FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE PARTIES

The respective obligations of the Aberdeen Trust, each Acquiring Fund and each Acquired Fund hereunder are subject to the further conditions that on or before the Closing Date:

8.1.          This Agreement shall have been approved by, with respect to the Large Cap Blend Fund, a majority of the outstanding shares of the Large Cap Blend Fund as defined in the 1940 Act, and with respect to the Large Cap Blend II Fund, a majority of the outstanding shares of the Large Cap Blend II Fund in the manner required by Credit Suisse Capital Funds’ Agreement and Declaration of Trust, Bylaws and applicable law, and the parties shall have received reasonable evidence of each such approval.

8.2.          The Agreement, the transactions contemplated herein and the filing of the Prospectus/Proxy Statement shall have been approved by the Board of Trustees of the Aberdeen Trust and the Agreement and the transactions contemplated herein shall have been approved by the Credit Suisse Board, and each party shall have delivered to the other a copy of the resolutions approving this Agreement adopted by the other party’s Board, certified by the Secretary or an equivalent officer.

8.3.          On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and, to the knowledge of the parties hereto, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.4.          All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities) deemed necessary by each Acquired Fund, the Aberdeen Trust or each Acquiring Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of each Acquiring Fund or each Acquired Fund.

8.5.          The Registration Statement shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.6.          No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the knowledge of any party hereto, threatened against a party or any of its properties or assets that, if adversely determined, would materially and adversely affect its business or its ability to consummate the transactions herein contemplated.

8.7.          Each Acquired Fund and each applicable Acquiring Fund shall have received a favorable opinion of Willkie Farr & Gallagher LLP dated on the Closing Date (which opinion will be subject to certain qualifications) satisfactory to both parties substantially to the effect that, on the basis of the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, and court decisions, generally for federal income tax purposes:

(a)           The acquisition by each Acquiring Fund of all of the assets of the applicable Acquired Fund solely in exchange for Acquiring Fund Shares and the assumption by such Acquiring Fund of the Liabilities of that Acquired Fund, followed by the distribution by that Acquired Fund to its Shareholders of Acquiring Fund Shares in complete liquidation of that Acquired Fund, all pursuant to the Agreement, will constitute a reorganization within the meaning of section 368(a)(1)(F) of the Code, and each Acquiring Fund and the applicable Acquired Fund will each be a “party to a reorganization” within the meaning of section 368(b) of the Code;

(b)           Under sections 361 and 357(a) of the Code, each Acquired Fund will not recognize gain or loss upon the transfer of its assets to the applicable Acquiring Fund in exchange for Acquiring Fund Shares and the assumption of the Liabilities by such Acquiring Fund, and the applicable Acquired Fund will not recognize gain or loss upon the distribution to its Shareholders of the Acquiring Fund Shares in liquidation of the applicable Acquired Fund except for any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in section 1297(a) of the Code;

(c)           Under section 354 of the Code, Shareholders will not recognize gain or loss on the receipt of Acquiring Fund Shares solely in exchange for Acquired Fund Shares;

(d)           Under section 358 of the Code, the aggregate basis of the Acquiring Fund Shares received by each Shareholder will be the same as the aggregate basis of the applicable Acquired Fund Shares exchanged therefor;

(e)           Under section 1223(1) of the Code, the holding period of the Acquiring Fund Shares received by each Shareholder will include the holding period of the applicable Acquired Fund Shares exchanged therefor, provided that the Shareholder held the Acquired Fund Shares at the time of the Reorganization as a capital asset;

(f)            Under section 1032 of the Code, each Acquiring Fund will not recognize gain or loss upon the receipt of assets of the applicable Acquired Fund in exchange for Acquiring

Fund Shares and the assumption by that Acquiring Fund of the Liabilities of the applicable Acquired Fund;

(g)           Under section 362(b) of the Code, the basis of the assets of each Acquired Fund transferred to the applicable Acquiring Fund in the Reorganization will be the same in the hands of that Acquiring Fund as the basis of such assets in the hands of that Acquired Fund immediately prior to the transfer, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by that Acquired Fund upon the transfer; and

(h)           Under section 1223(2) of the Code, the holding periods of the assets of each Acquired Fund transferred to the applicable Acquiring Fund in the Reorganization in the hands of the applicable Acquiring Fund will include the periods during which such assets were held by that Acquired Fund (except to the extent that the investment activities of the applicable Acquiring Fund reduce or eliminate such holding period and except for any assets which may be marked to market for federal income tax purposes on which gain was recognized upon the transfer to the applicable Acquiring Fund).

The parties acknowledge that the opinion will be based on certain factual certifications made by officers of each Acquired Fund and the Aberdeen Trust and will also be based on customary assumptions; the opinion is not a guarantee that the tax consequences of the Reorganization will be as described above; and there is no assurance that the Internal Revenue Service or a court would agree with the opinion.

8.8.          With respect to each Acquired Fund individually, the Reorganization of such Acquired Fund into its corresponding Acquiring Fund and the material attributes of such Acquiring Fund, including, but not limited to, its investment advisory agreement, each of its investment sub-advisory agreements,  Rule 12b-1 Plans, shareholder service plans, sales charges, share classes, redemption fees, distribution agreement, transfer agent agreement, custody agreement, and independent registered public accounting firm, shall, in all material respects, be in substantially the form as described in the Prospectus/Proxy Statement.

8.9.          Prior to the Closing, CSAM shall have arranged for insurance and indemnification in favor of the Credit Suisse Board for expenses, losses, claims, damages and liabilities that relate to periods prior to the Closing Date upon such terms as may be reasonably acceptable to the Credit Suisse Board.

8.10.        Prior to the Closing, AAMI shall have entered into a written arrangement with each Acquiring Fund pursuant to which AAMI agreed for a period of at least two years following the consummation of the Reorganization to limit operating expenses to 0.90% (excluding certain expenses) for each class of each Acquiring Fund.

8.11.        At any time prior to the Closing, any of the foregoing conditions of this Section 8 (except for paragraph 8.1) may be jointly waived by the Credit Suisse Board, and the Board of Trustees of the Aberdeen Trust, if, in the judgment of the Credit Suisse Board, such waiver will not have a material adverse effect on the interests of the Acquired Fund Shareholders and, if, in the judgment of the Board of Trustees of the Aberdeen Trust, such waiver will not have a material adverse effect on the interests of the shareholders of each Acquiring Fund.

8.12.        All of the conditions to the closing of the transactions contemplated by the Asset Purchase Agreement between CSAM and AAMI, dated [           ] (the “Asset Purchase Agreement”), shall be satisfied or waived, and the closing of the transactions contemplated by the Asset Purchase Agreement shall be consummated concurrently with the Closing.

9.             BROKERAGE FEES AND EXPENSES

9.1.          The Aberdeen Trust, on behalf of each Acquiring Fund, and each Acquired Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2.          Each Acquired Fund and the Aberdeen Trust and each Acquiring Fund will not bear any costs arising in connection with the transactions contemplated by this Agreement.  The responsibility for payment of all of the costs arising in connection with the transactions contemplated by this Agreement, whether or not the transactions contemplated hereby are concluded, shall be allocated between CSAM (or an affiliate thereof) and AAMI (or an affiliate thereof) as CSAM (or an affiliate thereof) and AAMI (or an affiliate thereof) shall agree.  The costs arising in connection with the transactions contemplated by this Agreement shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, preparation of the Prospectus/Proxy Statement, printing and distributing the Prospectus/Proxy Statement, legal fees, accounting fees and securities registration fees incurred in connection with paragraph 1.6, all necessary taxes in connection with the delivery of the Assets of each Acquired Fund, including all applicable federal and state stock transfer stamps, and expenses of holding shareholders’ meetings.  Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a regulated investment company or would prevent the Reorganization from qualifying as a tax-free reorganization.

10.           ENTIRE AGREEMENT; TERMINATION OF WARRANTIES

10.1.        The Aberdeen Trust and each Acquired Fund agree that neither party has made any representation, warranty or covenant, on behalf of either an Acquiring Fund or an Acquired Fund, respectively, not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2.        The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.  Notwithstanding the foregoing sentence, the covenants to be performed after the Closing shall survive the Closing.

11.           TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of either the Board of Trustees of the Aberdeen Trust or Credit Suisse Board, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of that Board, make proceeding with the Agreement inadvisable with respect to any Acquiring Fund or any Acquired Fund, respectively.  In addition, this Agreement may be terminated at any time prior to the Closing Date:

(a)           by the written consent of each of the Parties;

(b)           by an Acquired Fund (i) following a material breach by the Aberdeen Trust of any of its representations, warranties or covenants contained in this Agreement, provided that the Aberdeen Trust shall have been given a period of 10 business days from the date of the occurrence of such material breach to cure such breach and shall have failed to do so; or (ii) upon the occurrence of an event which has a material adverse effect upon the Aberdeen Trust or an Acquiring Fund; or

(c)           by the Aberdeen Trust (i) following a material breach by an Acquired Fund of any of its representations, warranties or covenants contained in this Agreement, provided that the Acquired Fund shall have been given a period of 10 business days from the date of the occurrence of such material breach to cure such breach and shall have failed to do so; or (ii) upon the occurrence of an event which has a material adverse effect upon an Acquired Fund.

If a party terminates this Agreement in accordance with this Section 11, other than a termination under (b) or (c) in connection with a willful default, there shall be no liability for damages on the part of any party, or the trustees, directors or officers of such party.  In the event of a termination under (b) or (c) in connection with a willful default, all remedies at law or in equity of the party adversely affected shall survive.

At any time prior to the Closing Date, any of the terms or conditions of this Agreement (except for paragraph 8.1) may be waived by either the Acquired Funds or the Aberdeen Trust, respectively (whichever is entitled to the benefit thereof).  Such waiver shall be in writing and authorized by an officer of the waiving party.  The failure of either party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of either party thereafter to enforce each and every such provision.  No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

12.           AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of each Acquired Fund and the

Aberdeen Trust; provided, however, that following the meeting of the shareholders of each Acquired Fund called by the Acquired Funds pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to each corresponding class of Acquired Fund Shareholders, under this Agreement to the detriment of such shareholders without their further approval.

13.           NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery, personal service or prepaid or certified mail addressed to:

To the Acquiring Funds:

Aberdeen Funds

1735 Market Street, 32nd Floor

Philadelphia, PA 19103

Attn: Legal

With a copy (which shall not constitute notice) to:

Stradley Ronon Stevens & Young, LLP

2005 Market Street, 26th Floor

Philadelphia, PA  19103

Attention:  Kenneth L. Greenberg, Esquire

To the Acquired Funds:

To the Large Cap Blend Fund:

Credit Suisse Large Cap Blend Fund, Inc.

Eleven Madison Avenue

New York, NY  10010

Attention: [                ]

With a copy (which shall not constitute notice) to:

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, NY 10018

Attention: Rose DiMartino, Esq.

To the Large Cap Blend II Fund:

Credit Suisse Large Cap Blend II Fund

Credit Suisse Capital Funds

Eleven Madison Avenue

New York, NY  10010

Attention: [                ]

With a copy (which shall not constitute notice) to:

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, NY 10018

Attention: Rose DiMartino, Esq.

14.           PUBLICITY/CONFIDENTIALITY

14.1.        Publicity.  Any public announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as the parties mutually shall agree in writing, provided that nothing herein shall prevent either party from making such public announcements as may be required by law, in which case the party issuing such statement or communication shall use all commercially reasonable efforts to advise the other party prior to such issuance.

14.2.        Confidentiality.  (a)  Each Acquired Fund, the Aberdeen Trust, CSAM and AAMI (for purposes of this paragraph 14.2, the “Protected Persons”) will hold, and will cause their officers, employees, representatives, agents and affiliates to hold, in strict confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the other Protected Persons, all confidential information obtained from the other Protected Persons in connection with the transactions contemplated by this Agreement, except such information may be disclosed:  (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable law; (iii) if it is publicly available through no act or failure to act of such party; (iv) it if was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

(b)           In the event of a termination of this Agreement, each Acquired Fund, the Aberdeen Trust, CSAM and AAMI agree that they along with their employees, representative agents and affiliates shall, and shall cause their affiliates to, except with the prior written consent of the other Protected Persons, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all confidential or proprietary information relating to the other Protected Persons and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed:  (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

15.           FAILURE OF ANY FUND TO CONSUMMATE THE REORGANIZATION

15.1.        The failure of an Acquired Fund or Acquiring Fund to consummate its reorganization shall not affect the consummation or validity of the reorganization with respect to any other Acquired Fund or Acquiring Fund, and the provisions of this Agreement shall be construed to effect this intent.

16.           HEADINGS; GOVERNING LAW; SEVERABILITY; ASSIGNMENT; LIMITATION OF LIABILITY; COUNTERPARTS

16.1.        The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

16.2.        This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

16.3.        The warranties, representations, and agreements contained in this Agreement made by each of the Acquired Funds, are made on a several (and not joint, or joint and several) basis. Similarly, the warranties, representations, and agreements contained in this Agreement made by the Aberdeen Trust, on behalf of each of the Acquiring Funds, are made on a several

(and not joint, or joint and several) basis. In the event that shareholders of a particular Acquired Fund do not approve the Reorganization with respect to that Acquired Fund and the corresponding Acquiring Fund, the Agreement will continue to remain in full force and effect with respect to the reorganizations, redomiciliations and liquidations for the other Acquired Fund and its corresponding Acquiring Fund referenced in this Agreement. The benefits and obligations attendant to the Reorganization are severable with respect to each Acquired Fund and its corresponding Acquiring Fund and the other Acquired Fund and its corresponding Acquiring Fund participating in the Reorganization. Shareholders of an Acquired Fund have no rights under this Agreement with respect to the reorganization, redomiciliation, and liquidation of the other Acquired Fund unless they hold shares of such other Acquired Fund.

16.4.        This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

16.5.        The name “Aberdeen Funds” is the designation of the Aberdeen Trustees for the time being under an Amended and Restated Agreement and Declaration of Trust dated December 12, 2007, as amended from time to time, and all persons dealing with the Aberdeen Trust or an Acquiring Fund must look solely to the property of the Aberdeen Trust or such Acquiring Fund for the enforcement of any claims as none of its trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of the Aberdeen Trust.  No portfolio of the Aberdeen Trust shall be liable for any claims against any other portfolio of the Aberdeen Trust.  Each Acquired Fund, CSAM and AAMI specifically acknowledge and agree that any liability of the Aberdeen Trust under this Agreement with respect to a particular Acquiring Fund, or in connection with the transactions contemplated herein with respect to a particular Acquiring Fund, shall be discharged only out of the assets of the particular Acquiring Fund and that no other portfolio of the Aberdeen Trust shall be liable with respect thereto.

16.6.        Notice is hereby given that the Amended and Restated Agreement and Declaration of Trust of Credit Suisse Capital Funds (the “Trust”) is on file with the Secretary of the Commonwealth of Massachusetts and this Agreement was executed or made by or on behalf of the Trust by them as Trustees or Trustee or as officers or officer, and not individually, and the obligations of this Agreement are not binding upon any of them or the shareholders of the Trust individually but are binding only upon the assets and property of the Acquired Fund, as a portfolio of the Trust.  All persons dealing with the Acquired Funds must look solely to the property of such Acquired Fund for the enforcement of any claims as none of the directors, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of the Acquired Funds.  No Acquired Fund shall be liable for any claims against any other Acquired Fund or another series of the investment company of which the Acquired Fund is a series.  Each Acquiring Fund, CSAM and AAMI specifically acknowledge and agree that any liability of any Acquired Fund under this Agreement with respect to a particular Acquired Fund, or in connection with the transactions contemplated herein with respect to a particular Acquired

Fund, shall be discharged only out of the assets of the particular Acquired Fund and that no other Acquired Fund or another series of the investment company of which the Acquired Fund is a series shall be liable with respect thereto.

16.7.        This Agreement may be executed in one or more counterparts, all of which counterparts shall together constitute one and the same agreement.

***************

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President.

Aberdeen Funds,

on behalf of its series:

Aberdeen U.S. Equity I Fund

Aberdeen U.S. Equity II Fund

By:

Name:

Title:

Credit Suisse Large Cap Blend Fund, Inc.

By:

Name:

Title:

Credit Suisse Capital Funds,

on behalf of its series:

Credit Suisse Large Cap Blend II Fund

By:

Name:

Title:

Solely for purpose of paragraphs 1.6, 5.1, 8.10, 9.2, 14, 16.4, 16.5 and 16.6

ABERDEEN ASSET MANAGEMENT INC.

By:

Name:

Title:

Solely for purpose of paragraphs 1.6, 5.1, 5.4, 8.9, 9.2, 14, 16.4, 16.5 and 16.6

CREDIT SUISSE ASSET MANAGEMENT LLC

By:

Name:

Title:

Appendix B

INVESTMENT RESTRICTIONS

Target Funds

Large Cap Blend Fund

The fundamental investment restrictions of the Large Cap Blend Fund are as follows:

The Fund may not:

1.               Borrow money, except to the extent permitted under the 1940 Act;

2.               Issue any senior securities, except as permitted under the 1940 Act;

3.               Act as an underwriter of securities within the meaning of the Securities Act, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

4.               Purchase or sell real estate, provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies that invest or deal in real estate or interests therein or are engaged in the real estate business, including real estate investment trusts;

5.               Purchase or sell commodities or commodity contracts, except that the Fund may deal in forward foreign exchange transactions between currencies of the different countries in which it may invest and purchase and sell stock index and currency options, stock index futures, financial futures and currency futures contracts and related options on such futures;

6.               Make loans except through loans of portfolio securities, entry into repurchase agreements, acquisitions of securities consistent with its investment objective and policies and as otherwise permitted by the 1940 Act;

7.               Purchase any securities, which would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

Collateral arrangements with respect to the writing of options, futures contracts, options on futures contracts, forward currency contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and the purchase or sale of futures or related options nor deemed to be the issuance of a senior security for purposes of Investment Limitation No. 2.

In addition to the fundamental investment limitations specified above, the Fund may not:

1.               Make investments for the purpose of exercising control or management, but investments by the Fund in wholly owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management;

2.               Purchase securities on margin, except for short-term credits necessary for clearance of portfolio transactions, and except that the Fund may make margin deposits in connection with its use of options, futures contracts, options on futures contracts and forward contracts; and

3.               Purchase or sell interests in mineral leases, oil, gas or other mineral exploration or development programs, except that the Fund may invest in securities issued by companies that engage in oil, gas or other mineral exploration or development activities.

Large Cap Blend II Fund

The fundamental investment restrictions of the Large Cap Blend II Fund are as follows:

The Fund may not:

1.               Purchase the securities of any one issuer other than the United States government or any of its agencies or instrumentalities if immediately after such purchase more than 5% of the value of the Fund’s assets would be invested in such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of the Fund’s total assets may be invested without regard to such 5% and 10% limitations;

2.               Invest more than 25% of its total assets in the securities of issuers conducting their principal business activities in any one industry, provided that, for purposes of this policy, consumer finance companies, industrial finance companies and gas, electric, water and telephone utility companies are each considered to be separate industries, and provided further, that there is no limitation for the Funds in respect of investments in U.S. government securities or in municipal bonds (including industrial development bonds).  The Fund may be deemed to be concentrated to the extent that it invests more than 25% of its total assets in taxable municipal securities issued by a single issuer;

3.               Make loans except through loans of portfolio securities, entry into repurchase agreements, acquisitions of securities consistent with its investment objective and policies and as otherwise permitted by the 1940 Act;

4.               Borrow money, except to the extent permitted under the 1940 Act;

5.               Act as an underwriter of securities of other issuers, except that the Fund may acquire restricted or not readily marketable securities under circumstances where, if such securities were sold, the Fund or the Adviser might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended, and except to the extent that in connection with the disposition of portfolio securities the Fund may be deemed to be an underwriter;

6.               Invest more than 10% of the value of its net assets in the aggregate in restricted securities or other instruments not having a ready market, including repurchase agreements not terminable within seven days.  Securities freely saleable among qualified institutional investors under special rules adopted by the SEC (“Rule 144A Securities”) are not considered to be subject to legal restrictions on transfer and may be considered liquid if they satisfy liquidity standards established by the Board.  The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly, the Board of Trustees will monitor their liquidity.  Restricted securities will be valued in such manner as the Trustees of Credit Suisse Capital Funds in good faith deem appropriate to reflect their value;

7.               Issue any senior security within the meaning of the 1940 Act (except to the extent that when-issued securities transactions, forward commitments, stand-by commitments or reverse repurchase agreements may be considered senior securities and except that the hedging transactions in which the Fund may engage and similar investment strategies are not treated as senior securities);

8.               Purchase or sell real estate, provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies that invest or deal in real estate or interests therein or are engaged in the real estate business, including real estate investment trusts;

9.               Invest in commodities except that the Fund may purchase and sell futures contracts and options on futures contracts; or

10.         Pledge, mortgage or hypothecate its assets except to secure permitted borrowings or as otherwise permitted under the 1940 Act.

In addition to the fundamental investment limitations specified above, the Fund may not:

1.               Invest more than 15% of the value of the Fund’s net assets in securities which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations.

The Fund does not consider the segregation of assets in connection with any of its investment practices to be a mortgage, pledge or hypothecation of such assets.

Acquiring Funds

U.S. Equity I Fund and U.S. Equity II Fund

Each of the Acquiring Funds is subject to the same fundamental and non-fundamental investment restrictions.

The fundamental investment restrictions of the Acquiring Funds are as follows:

Each Acquiring Fund:

1.               May not purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund’s total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund’s total assets may be invested without regard to such limitations.  There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

2.               May not borrow money or issue senior securities, except that each Fund may sell securities short, enter into reverse repurchase agreements and may otherwise borrow money and issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

3.               May not act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.

4.               May not purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus or SAI of the Fund.

5.               May not purchase the securities of any issuer if, as a result, 25% or more (taken at current value) of the Fund’s total assets would be invested in the securities of issuers, the principal activities of which are in the same industry.  This limitation does not apply to securities issued by the U.S. government or its agencies or instrumentalities or securities of other investment companies.  The following industries are considered separate industries for purposes of this investment restriction: electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities, captive borrowing conduit, commercial mortgage, residential mortgage, equipment finance, premium finance, leasing finance, consumer finance and other finance.

6.               May not lend any security or make any other loan, except that each Fund may in accordance with its investment objective and policies (i) lend portfolio securities, (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and subparticipations, assignments, and structured securities, (iii) make loans secured by mortgages on real property, (iv) enter into repurchase agreements, and (v) make time deposits with financial institutions and invest in instruments issued by financial institutions, and enter into any other lending arrangement as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

7.               May not purchase or sell real estate, except that each Fund may (i) acquire real estate through ownership of securities or instruments and sell any real estate acquired thereby, (ii) purchase or sell instruments secured by real estate (including interests therein), and (iii) purchase or sell securities issued by entities or investment vehicles that own or deal in real estate (including interests therein).

In addition to the fundamental investment limitations specified above, each Acquiring Fund may not:

1.               Acquire securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

2.               Purchase securities on margin, except that the Funds may use margin to the extent necessary to engage in short sales and may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with options, futures contracts, options on futures contracts, transactions in currencies or other derivative instruments shall not constitute purchasing securities on margin.

3.               Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

4.               Pledge, mortgage or hypothecate any assets owned by the Fund except as may be necessary in connection with permissible borrowings or investments and then such pledging, mortgaging or hypothecating may not exceed 33 1/3% of the Fund’s total assets at the time of such pledging, mortgaging or hypothecating.

5.               Purchase securities of other investment companies except (a) in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or (b) to the extent permitted by the 1940 Act or any rules or regulations thereunder or pursuant to any exemptions therefrom.

If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction or requirement.  However, should a change in net asset value or other external events cause an Acquiring Fund’s investment in illiquid securities including repurchase agreements with maturities in excess of seven days, to exceed the limit set forth above for such Fund’s investment in illiquid securities, a Fund will act to cause the aggregate amount of such securities to come within such limit as soon as reasonably practicable.  In such event, however, such Fund would not be required to liquidate any portfolio securities where a Fund would suffer a loss on the sale of such securities.

The investment objective of each Acquiring Fund is not fundamental and may be changed by the Board of Trustees without shareholder approval.

Appendix C

OUTSTANDING VOTING SECURITIES AS OF [      ]

C-1

Appendix D

PRINCIPAL HOLDERS OF SHARES AS OF [             ]

D-1

PART B

CREDIT SUISSE LARGE CAP BLEND FUND, INC.

CREDIT SUISSE CAPITAL FUNDS
Credit Suisse Large Cap Blend II Fund

ABERDEEN FUNDS
Aberdeen U.S. Equity I Fund

Aberdeen U.S. Equity II Fund

STATEMENT OF ADDITIONAL INFORMATION

[              ], 2011

This Statement of Additional Information (the “SAI”) relates to the proposed reorganization (“Reorganization”) of each of Credit Suisse Large Cap Blend Fund, Inc., a Maryland corporation (the “Large Cap Blend Fund”), and Credit Suisse Large Cap Blend II Fund, a series of Credit Suisse Capital Funds, a Massachusetts business trust (the “Large Cap Blend II Fund,” and together with the Large Cap Blend Fund, the “Target Funds,” and each, a “Target Fund”), into Aberdeen U.S. Equity I Fund (the “U.S. Equity I Fund”) and Aberdeen U.S. Equity II Fund (the “U.S. Equity II Fund,” and together with the U.S. Equity I Fund, the “Acquiring Funds,” and each, an “Acquiring Fund”), respectively, each a series of Aberdeen Funds, a Delaware statutory trust.

This SAI contains information that may be of interest to shareholders of the Target Funds relating to the Reorganizations, but which is not included in the Proxy Statement/Prospectus dated [               ], 2011 (the “Proxy Statement/Prospectus”).  As described in the Proxy Statement/Prospectus, in each Reorganization, the Target Fund will transfer all of its assets and liabilities to the corresponding Acquiring Fund in exchange for shares of certain classes of the Acquiring Fund, which shares will be distributed to the shareholders of the corresponding class of the corresponding Target Fund in complete liquidation and dissolution of the Target Fund.

This SAI is not a prospectus, and should be read in conjunction with the Proxy Statement/Prospectus.  A copy of the Proxy Statement/Prospectus is available upon request and without charge by writing to Aberdeen Funds, 1735 Market Street, 32nd Floor, Philadelphia, PA 19103, or by calling (866) 667-9231.

Capitalized terms used in this SAI and not otherwise defined herein have the meanings given them in the Proxy Statement/Prospectus.

Table of Contents

Additional Information About the Large Cap Blend Fund, the Large Cap Blend II Fund, the U.S. Equity I Fund and the U.S. Equity II Fund	B-2

Financial Statements	B-2

Additional Information About the Large Cap Blend Fund, the Large Cap Blend II Fund, the U.S. Equity I Fund and the U.S. Equity II Fund

For the Large Cap Blend Fund: Incorporated by reference is the Statement of Additional Information in the Registration Statement on Form N-1A of the Large Cap Blend Fund dated May 1, 2011 (SEC Accession No. 0001104659-11-020951), as supplemented, as filed with the Securities and Exchange Commission (the “SEC”).

For the Large Cap Blend II Fund: Incorporated by reference is the Statement of Additional Information in the Registration Statement on Form N-1A of Credit Suisse Capital Funds dated March 1, 2011 (SEC Accession No. 0001104659-11-009224), as supplemented, as filed with the SEC.

For the U.S. Equity I Fund: Incorporated by reference is the Statement of Additional Information in the Registration Statement on Form N-1A of Aberdeen Funds dated [             ], 2011 (SEC Accession No. [        ]), as supplemented, as filed with the SEC.

For the U.S. Equity II Fund: Incorporated by reference is the Statement of Additional Information in the Registration Statement on Form N-1A of Aberdeen Funds dated [             ], 2011 (SEC Accession No. [        ]), as supplemented, as filed with the SEC.

Financial Statements

This SAI incorporates by reference (i) the Annual Report of the Large Cap Blend Fund for the fiscal year ended December 31, 2010 (SEC Accession No. 0001104659-11-011698), (ii) the Annual Report of the Large Cap Blend II Fund for the fiscal year ended October 31, 2010 (SEC Accession No. 0001104659-11-000204) and (iii)  the Semi-Annual Report of the Large Cap Blend II Fund for the fiscal period ended April 30, 2011 (SEC Accession No. 0001104659-11-037899), each of which have been filed with the SEC. Each of these reports contains historical financial information regarding the Target Funds. The financial statements therein, and, in the case of the Annual Reports, the report of independent accountants therein, are incorporated herein by reference.  Each of the U.S. Equity I Fund and the U.S. Equity II Fund has no assets and has not yet commenced operations as of the date of this SAI.

Pro forma financial information has not been prepared for the Reorganizations because each Acquiring Fund is a newly organized Fund with no assets and liabilities that will commence investment operations upon completion of the applicable Reorganization.

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PART C:  OTHER INFORMATION

PART C:  OTHER INFORMATION

Item 15.                            Indemnification

(a)                                  VII, Section 2 of the Registrant’s Agreement and Declaration of Trust (“Trust Declaration”) provides that the Registrant (the “Trust”), out of the Trust Property, shall indemnify and hold harmless each and every officer and trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or trustee’s performance of his or her duties as an officer or trustee of the Trust.  This limitation on liability applies to events occurring at the time a person serves as a trustee or officer of the Trust whether or not such person is a trustee or officer at the time of any proceeding in which liability is asserted.  Nothing in the Trust Declaration shall indemnify, hold harmless or protect any officer or trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office (such conduct referred to herein as “Disqualifying Conduct”).

For the purpose of this indemnification and limitation of liability, “Agent” means any person who is or was a trustee, officer, employee or other agent of the Trust or is or was serving at the request of the Trust as a trustee, director, officer, employee or other agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise; “Proceeding” means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative.  To the fullest extent that limitations on the liability of Agents are permitted by the Delaware Statutory Trust Act, as amended, and other applicable law, the Agents shall not be responsible or liable in any event for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter of the Trust.  No amendment or repeal of Article VII of the Trust Declaration regarding indemnification shall adversely affect any right or protection of an Agent that exists at the time of such amendment or repeal.

(b)                                 The Registrant’s Trust Declaration provides that to the fullest extent permitted by applicable law, the officers and Trustees shall be entitled and have the authority to purchase with Trust Property, insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which such Person becomes involved by virtue of such Person’s capacity or former capacity with the Trust, whether or not the Trust would have the power to indemnify such Person against such liability under the provisions of Article VII of the Trust Declaration.

(c)                                  In addition, indemnification against certain liabilities of the Registrant’s trustees and officers and the Registrant’s sub-advisers, administrator, principal underwriter and custodian are provided in: (1) Section 7(b) of the Investment Advisory Agreement between the Registrant and Aberdeen Asset Management, Inc. (“AAMI”); (2) Section 10(b) of the Sub-Advisory Agreements among the Registrant, AAMI and each of the following sub-advisers; (a) Aberdeen Asset Management Asia Limited and (b) Aberdeen Asset Management Investment Services Limited; (3) Section 9(a) and (b) of the Underwriting Agreement between the Registrant and Aberdeen Fund Distributors, LLC; (4) Section 8 of the Transfer Agency and Service Agreement between the Registrant and Boston Financial Data Services, Inc. and (5) Section 17 of the Amended and Restated Master Custodian Agreement between the Registrant and State Street Bank and Trust Company.  Generally, such indemnification does not apply to any liabilities by reason of willful misfeasance, bad faith or gross negligence and reckless disregard of duties.  These Agreements are incorporated herein by reference to Item 16.

Item 16.                            Exhibits

1.                                       (a)                                  Amended and Restated Agreement and Declaration of Trust of Registrant is incorporated by reference to Exhibit No. EX-99.a.1. of Post-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A filed on August 25, 2008 (Accession Number 0001386893-08-000050) (“Post-Effective Amendment No. 3”).

(i)            Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust of Registrant is incorporated by reference to Exhibit No. EX-99.a.1.a. of Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed on June 23, 2008 ( Accession Number 0001193125-08-138324) (“Post Effective Amendment No. 2”).

(ii)           Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen Core Plus Income Fund is incorporated by reference to Exhibit No. EX-99.a.1.b. of Post-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form N-1A filed on November 6, 2008 (Accession Number 0001421877-08-000264) (“Post-Effective Amendment No. 5”).

(iii)          Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen Global Fixed Income Fund, Aberdeen Global Small Cap Fund, Aberdeen International Focus Fund, Aberdeen International Focus Portfolio and Aberdeen Asia Bond Fund is incorporated by reference to Exhibit No. EX-99.a.1.c. of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A filed on April 22, 2009 (Accession Number 0001104659-09-025445) (“Post-Effective Amendment No. 11”).

(iv)                              Certificate of Establishment and Designation of Additional Series and Share Class of Aberdeen Funds establishing the Aberdeen Emerging Markets Institutional Fund is incorporated by reference to Exhibit No. EX-99.a.1.d. of Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A filed on July 20, 2009 (Accession Number 0001104659-09-043743) (“Post-Effective Amendment No. 14”).

(v)           Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen Asia-Pacific (ex-Japan) Institutional Fund and Institutional Service Class for each of the Aberdeen International Equity Institutional Fund, Aberdeen Asia Bond Institutional Fund and Aberdeen Emerging Markets Institutional Fund is incorporated by reference to Exhibit No. EX-99.a.1.e. of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A filed on October 28, 2009 (Accession Number 0001135428-09-000523) (“Post-Effective Amendment No. 19”).

(vi)          Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen Emerging Markets Debt Local Currency Fund, Aberdeen Global High Yield Bond Fund and Aberdeen Ultra-Short Duration Bond Fund is incorporated by reference to Exhibit EX-99.a.1.f. of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A filed on October 4, 2010 (Accession Number 0001104659-10-051121) (“Post-Effective Amendment No. 28”).

(vii)         Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen U.S. Equity I Fund and Aberdeen U.S. Equity II Fund to be filed by amendment.

(b)                                 Certificate of Trust of Registrant, as filed with the Office of the Secretary of State of the State of Delaware on September 27, 2007, is incorporated by reference to the Registrant’s initial Registration Statement on Form N-1A filed on October 12, 2007 (Accession Number 0001137439-07-000471).

2.                                       Amended and Restated By-Laws of Registrant are incorporated by reference to Pre-effective Amendment No. 1 to the Registrant’s initial Registration Statement on Form N-1A filed on January 18, 2008 (Accession Number 0001386893-08-000026).

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3.                                       Not Applicable.

4.                                       Agreement and Plan of Reorganization attached as Exhibit A to the Proxy Statement/Prospectus and incorporated herein by reference.

5.                                       (a)                                  See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings,” of Registrant’s Amended and Restated Agreement and Declaration of Trust.

(b)                                 See Article II, “Meetings of Shareholders,” of Registrant’s Amended and Restated By-Laws.

6.                                       (a)                                  Investment Advisory Agreement between Registrant and AAMI is incorporated by reference to Exhibit No. EX-99.d.1. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(i)                                     Schedule A to the Investment Advisory Agreement between Registrant and AAMI is incorporated by reference to Exhibit No. EX-99.d.1.a. of Post-Effective Amendment No. 38 filed on June 10, 2011 (Accession Number 0001104659-11-034176).

(b)                                 Subadvisory Agreement between AAMI and Aberdeen Asset Management Investment Services Limited is incorporated by reference to Exhibit No. EX-99.d.4. of Post-Effective Amendment No. 28 filed on October 4, 2010.

(c)                                  Subadvisory Agreement between AAMI and Aberdeen Asset Management Asia Limited is incorporated by reference to Exhibit No. EX-99.d.3. of Post-Effective Amendment No. 28 filed on October 4, 2010.

7.                                       (a)                                  Underwriting Agreement between Registrant and Aberdeen Fund Distributors, LLC is incorporated by reference to Exhibit No. EX-99.e.1. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(i)            Schedule A to the Underwriting Agreement between Registrant and Aberdeen Fund Distributors to be filed by amendment.

(b)                                 Form of Dealer Agreement is incorporated by reference to Exhibit No. EX-99.e.2. of Post-Effective Amendment No. 2 filed on June 23, 2008.

8.                                       Not Applicable.

9.                                       (a)                                  Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit No. EX-99.g. of Post-Effective Amendment No. 26 filed on July 12, 2010 (Accession No. 001104659-10-037599) (“Post-Effective Amendment No. 26”).

(i)                                     Exhibit B to the Master Custodian Agreement between Registrant and State Street Bank and Trust Company to be filed by amendment.

10.                                 (a)                                  Distribution Plan to be filed by amendment.

(b)                                 Rule 18f-3 Plan to be filed by amendment.

11.                                 Opinion and Consent of Counsel that shares will be validly issued, fully paid and non-assessable (Stradley Ronon Stevens & Young, LLP) is filed herewith.

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12.                                 Forms of Opinion of Willkie Farr & Gallagher LLP with respect to tax matters are filed herewith. Final signed opinions will be filed by post-effective amendment pursuant to an undertaking.

13.                                 (a)                                  Fund Administration Agreement between Registrant and AAMI is incorporated by reference to Exhibit No. EX-99.h.1. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(i)                                     Exhibit B to the Fund Administration Agreement between Registrant and AAMI to be filed by amendment.

(b)                                 Transfer Agency and Service Agreement between Registrant and Boston Financial Data Services, Inc. to be filed by amendment.

(i)                                     Amended Schedule A to the Transfer Agency and Service Agreement between Registrant and Boston Financial Data Services, Inc. to be filed by amendment.

(c)                                  Sub-Administration Agreement between AAMI and State Street Bank and Trust Company is incorporated by reference to Exhibit EX-99.h.3 of Post-Effective Amendment No. 26.

(i)                                     Additional Funds Letter and Updated Schedule A to the Sub-Administration Agreement between AAMI and State Street Bank and Trust Company to be filed by amendment.

(d)                             Administrative Services Plan is incorporated by reference to Exhibit No. EX-99.h.4. of Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A filed on February 6, 2009 (Accession Number 0001386893-09-000028) (“Post Effective Amendment No. 8”).

(i)                                     Exhibit A to the Administrative Services Plan to be filed by amendment.

(e)                              Form of Servicing Agreement is incorporated by reference to Exhibit No. EX-99.h.5. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(f)                                Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit—99.h.6. of Post-Effective Amendment No. 32 on December 7, 2010. (Accession Number 0001104659-11-011030).

14.                                 (a)           Consents of PricewaterhouseCoopers LLP, independent registered public accounting firm, are filed herewith.

(b)                                 Consent of KPMG LLP, independent registered public accounting firm, is filed herewith.

15.                                 Not Applicable.

16.                                 (a)                                  Power of Attorney with respect to the Trust for Gary Marshall and Andrea Melia is filed herewith.

(b)                                 Power of Attorney with respect to the Trust for P. Gerald Malone, Richard H. McCoy, Peter D. Sacks, John T. Sheehy, Warren C. Smith, John F. Solan and Martin Gilbert is filed herewith.

17.                                 (a)                                  Form of Proxy Cards is filed herewith.

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(b)                                 Large Cap Blend Fund, Inc. Prospectus and Statement of Additional Information dated May 1, 2011 (previously filed on EDGAR, Accession No. 0001104659-11-020951).

(c)                                  Credit Suisse Capital Funds Prospectus and Statement of Additional Information dated March 1, 2011, with respect to Large Cap Blend II Fund (previously filed on EDGAR, Accession No. 0001104659-11-009224).

(d)                                 Aberdeen Funds Summary Prospectuses, Prospectus and Statement of Additional Information dated [     ], with respect to Aberdeen U.S. Equity I Fund and Aberdeen U.S. Equity II Fund (previously filed on EDGAR, Accession No. [                 ]).

(e)                                  The audited financial statements and related report of the independent public accounting firm included in Large Cap Blend Fund, Inc.’s Annual Report to Shareholders for the fiscal year ended December 31, 2010 (previously filed on EDGAR, Accession No. 0001104659-11-011698).

(f)                                    The audited financial statements and related report of the independent public accounting firm included in Credit Suisse Capital Funds’ Annual Report to Shareholders for the fiscal year ended October 31, 2010, with respect to Credit Suisse Large Cap Blend II Fund (previously filed on EDGAR, Accession No. 0001104659-11-000204).

Item 17.                            Undertakings

1.                                       The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.                                       The undersigned Registrant agrees that every prospectus that is filed under paragraph 1 above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3.                                       The undersigned Registrant agrees to file by post-effective amendment the opinion of counsel regarding tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia, and the Commonwealth of Pennsylvania on the 15th day of July, 2011.

Aberdeen Funds
Registrant

By:	Gary Marshall(1)
Gary Marshall
President of Aberdeen Funds

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date indicated.

	Name	Title	Date

	Gary Marshall(1)	President and Chief Executive Officer	July 15, 2011
Gary Marshall

	Andrea Melia(1)	Treasurer and Chief Financial Officer	July 15, 2011
Andrea Melia

	P. Gerald Malone(1)	Chairman of the Board	July 15, 2011
P. Gerald Malone

	Richard H. McCoy(1)	Trustee	July 15, 2011
Richard H. McCoy

	Peter D. Sacks (1)	Trustee	July 15, 2011
Peter D. Sacks

	John T. Sheehy (1)	Trustee	July 15, 2011
John T. Sheehy

	Warren C. Smith(1)	Trustee	July 15, 2011
Warren C. Smith

	John F. Solan(1)	Trustee	July 15, 2011
John F. Solan

By:	/s/ Lucia Sitar		July 15, 2011
Lucia Sitar
Attorney In Fact

(1)                                  Pursuant to a power of attorney filed herewith.

EXHIBIT INDEX

Exhibit No.		Description

11		—	Opinion and consent of Stradley Ronon Stevens & Young, LLP as to the legality of the securities being registered.

12		—	Forms of Opinion of Willkie Farr & Gallagher LLP with respect to tax matters.

14	(a)	—	Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm.

	(b)	—	Consent of KPMG LLP, independent registered public accounting firm.

16	(a)	—	Power of Attorney with respect to the Trust for Gary Marshall and Andrea Melia.

	(b)	—	Power of Attorney with respect to the Trust for P. Gerald Malone, Richard H. McCoy, Peter D. Sacks, John T. Sheehy, Warren C. Smith, John F. Solan and Martin Gilbert.

17	(a)	—	Form of Proxy Cards.